As Filed with the Securities and Exchange Commission on April 30, 2002
                                                   Registration Nos. 333 - 25663
                                                                     811 - 08187
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         [ ] Pre-Effective Amendment No.
                         [x] Post Effective Amendment No. 6

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                         [x] Amendment No. 7

                      AMERICAN FIDELITY SEPARATE ACCOUNT B
                           (Exact Name of Registrant)

                       AMERICAN FIDELITY ASSURANCE COMPANY
                               (Name of Depositor)

2000 N. CLASSEN BOULEVARD, OKLAHOMA CITY, OKLAHOMA               73106
(Address of Depositor's Principal Executive Offices)           (Zip Code)

Depositor's Telephone Number, Including Area Code             (405) 523-2000

Stephen P. Garrett                          Copies to:
Senior Vice President
Law and Government Affairs                  Jennifer Wheeler, Esq.
American Fidelity Assurance Company         McAfee & Taft
2000 N. Classen Boulevard                   A Professional Corporation
Oklahoma City, Oklahoma  73106              10th Floor, Two Leadership Square
(Name and Address of Agent for Service)     Oklahoma City, OK 73102-7103


Approximate Date of Proposed Public
  Offering:                    As soon as practicable after effectiveness
                               of the Registration Statement

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[x] on May 1, 2002 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485
[ ] on (date) pursuant to paragraph (a) (1) of Rule 485

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:     Individual variable annuity contracts

--------------------------------------------------------------------------------

                       AFAdvantage Variable Annuity(R)

                                  from

                             American Fidelity
                             Assurance Company

                   A member of the American Fidelity Group

                                May 1, 2002

                         AFAdvantage Variable Annuity(R)

                                    issued by

                      American Fidelity Separate Account B

                                       and

                       American Fidelity Assurance Company

                                   PROSPECTUS
                                   May 1, 2002

     American Fidelity Assurance Company is offering individual variable annuity contracts. This prospectus describes the individual contracts available under the AFAdvantage Variable Annuity(R) policy. Our home office is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

     AFAdvantage Variable Annuity(R) is a fixed and variable deferred annuity policy. You have 19 investment options in the annuity -- the Guaranteed Interest Account, a fixed investment option, and the following variable investment options:

              American Fidelity Dual Strategy Fund, Inc.(R)
              American Century Variable Portfolios
                     VP Balanced Fund
                     VP Capital Appreciation Fund
                     VP Income & Growth Fund
                     VP Ultra Fund
                     VP International Fund
              The Dreyfus Socially Responsible Growth Fund, Inc.
              Dreyfus Stock Index Fund
              Dreyfus Variable Investment Fund
                  Growth and Income Portfolio
                  Small Company Stock Portfolio
                  International Value Portfolio
              Dreyfus Investment Portfolios
                  Technology Growth Portfolio
              Federated Insurance Series
                  Federated Fund For U.S. Government Securities II Federated Capital Appreciation Fund II
              Merrill Lynch Variable Series Funds, Inc.
                  Basic Value V.I. Fund
                  Small Cap Value V.I. Fund
              Neuberger Berman Advisers Management Trust
                  AMT Balanced Portfolio
                  AMT Growth Portfolio

     This prospectus contains important information about American Fidelity Separate Account B that you should know before buying a policy. We filed a Statement of Additional Information with the Securities and Exchange Commission dated May 1, 2002 that provides more information about the annuity we are offering. You can get a copy of our Statement of Additional Information at no charge from us or from the SEC. The SEC maintains a web site (http://www.sec.gov) that contains our Statement of Additional Information, material incorporated by reference in this prospectus and other material that we file electronically with the SEC. For a free copy of the Statement of Additional Information, call us at (800) 662-1106 or write us at P.O. Box 25520, Oklahoma City, Oklahoma 73125-0520 or e-mail us at va.help@af-group.com.

     Our Statement of Additional  Information  is  incorporated  by reference in
this  prospectus.   The  table  of  contents  of  the  Statement  of  Additional
Information is on the last page of this prospectus.

     The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

     Please read this prospectus carefully and keep it for future reference.

                                GLOSSARY OF TERMS

     Some of the terms used in this prospectus are technical. To help you understand these terms, we have defined them below.

     Account value: The value of your policy during the accumulation phase.

     Accumulation phase: The period of time between purchasing a policy and receiving annuity payments. Until you begin receiving annuity payments, your annuity is in the accumulation phase.

     Accumulation unit: The unit of measurement we use to keep track of the value of your interest in a sub-account during the accumulation phase.

     Annuitant: The person on whose life annuity payments are based.

     Annuity date: The date annuity payments begin.

     Annuity options: The various methods available to select as pay-out plans for your annuity payments.

     Annuity payments: Regular income payments you may receive from your policy during the annuity phase.

     Annuity phase: The period during which we make annuity payments.

     Annuity unit: The unit of measurement we use to keep track of the variation in variable annuity payments. If you elect one of our variable annuity options, the amount of your annuity payments will vary with the value and number of annuity units in the sub-accounts attributed to variable annuity payments.

     General account: Our general account consists of all of our assets other than those assets allocated to Separate Account B or to any of our other separate accounts.

     Guaranteed Interest Account option: The fixed investment option within our general account which earns interest credited by us.

     Investment options: Your investment options consists of (1) the Guaranteed Interest Account, which is our fixed investment option, and (2) the 19 sub-accounts, which are variable investment options.

     Policy: The AFAdvantage Variable Annuity(R).

     Policy owner: The person or entity entitled to ownership rights under a policy.

     Portfolios: The funds offered by the portfolio companies. Each of the 19 sub-accounts invests its assets into a corresponding portfolio. Each portfolio (sometimes called a fund) has its own investment objective.

     Portfolio companies: The companies offering the portfolios in which the sub-accounts invest. The portfolio companeis are: American Fidelity Dual Strategy Fund, Inc.(R), American Century Variable Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Dreyfus Variable Investment Fund, Dreyfus Investment Portfolios, Federated Insurance Series, Merrill Lynch Variable Series Funds, Inc. and Neuberger Berman Advisers Management Trust.

     Purchase payment: The money you initially invest to buy the policy is called the initial purchase payment. You can increase the value of your policy by continuing to make purchase payments.

     Qualified Policy: Policies purchased under special tax qualification rules (examples: Individual Retirement Annuities, 403(b) Tax-Deferred Annuities, HR. 10 and Corporate Pension and other qualified retirement plans). If you do not purchase the policy under a qualified plan, your policy is referred to as a non-qualified policy.

     Sub-account: An investment division of Separate Account B. Each sub-account invests its assets in shares of a corresponding portfolio.

                                TABLE OF CONTENTS
                                                                Page
                                                                ----
Summary...........................................................1
Fee Table.........................................................3
Condensed Financial Information...................................7
The AFAdvantage Variable Annuity(R)...............................9
How to Purchase an AFAdvantage Variable Annuity(R) Policy........10
Receiving Payments from the Annuity..............................11
Investment Options...............................................13
Expenses.........................................................16
Withdrawals......................................................18
Loans............................................................19
Death Benefit....................................................20
Performance......................................................22
Taxes............................................................23
Other Information................................................26
Table of Contents of the Statement of Additional Information.....27

                                     SUMMARY

     In this summary, we discuss some of the important features of your annuity policy. You should read the entire prospectus for more detailed information about your policy and Separate Account B.

     The AFAdvantage Variable Annuity(R). In this prospectus, we describe the AFAdvantage Variable Annuity(R) flexible premium variable and fixed deferred annuity policy that we offer. The annuity policy is a contract between you, as the policy owner, and us, American Fidelity Assurance Company, as the insurance company. Through the annuity policy, we are able to provide a means for you to invest, on a tax deferred basis, in our Guaranteed Interest Account, a fixed investment option, and in the 18 sub-accounts, which are variable investment options. Each of the sub-accounts invests in a corresponding portfolio offered by one of the portfolio companies.

     We designed the AFAdvantage Variable Annuity(R) for people seeking long-term tax deferred earnings, generally for retirement or other long-term purposes. The tax deferred feature is most attractive to people in high federal and state tax brackets. You should not buy the policy if you are looking for a short-term investment or if you cannot afford to lose some or all of your investment.

     Like all deferred annuities, the AFAdvantage Variable Annuity(R) has two phases: the accumulation phase and the annuity phase. During the accumulation phase, you invest money in your annuity, at which point your earnings accumulate on a tax deferred basis and are taxed as income only when you make a withdrawal. Similarly, during the annuity phase, your earnings are taxed as income only when you receive an annuity payment or otherwise make a withdrawal. A federal tax penalty may apply if you make withdrawals before you are 59 1/2.

     The annuity phase begins when you start receiving regular payments from your policy. Among other factors, the amount of the payments you may receive during the annuity phase will depend on the amount of money you invest in your policy during the accumulation phase and on the investment performance of the variable investment options you have selected, if any.

     Investment Options. When you invest in the annuity, you may allocate some or all of your investment to our fixed investment option, the Guaranteed Interest Account, or to one or more of the sub-accounts listed below, each of which is a variable investment option:

     American  Fidelity  Dual  Strategy  Fund,   Inc.(R)
     American  Century  Variable Portfolios  - VP Balanced Fund
     American Century Variable Portfolios - VP Capital Appreciation Fund American Century Variable Portfolios - VP Income & Growth Fund
     American Century Variable Portfolios - VP Ultra Fund
     American Century Variable Portfolios - VP International Fund
     The Dreyfus Socially  Responsible  Growth Fund, Inc.
     Dreyfus Stock Index Fund
     Dreyfus  Variable  Investment  Fund - Growth  and  Income  Portfolio
     Dreyfus Variable Investment Fund - Small Company Stock Portfolio Dreyfus Variable Investment Fund - International Value Portfolio Dreyfus Investment Portfolios - Technology Growth Portfolio Federated Insurance Series - Federated Fund For U.S. Government
          Securities II
     Federated Insurance Series - Federated Capital Appreciation Fund II Merrill Lynch Variable Series Funds, Inc.- Basic Value V.I. Fund Merrill Lynch Variable Series Funds, Inc.- Small Cap Value V.I. Fund Neuberger Berman Advisers Management Trust - AMT Balanced Portfolio Neuberger Berman Advisers Management Trust - AMT Growth Portfolio

     At your direction, we will allocate your purchase payments to the Guaranteed Interest Account or to one or more of the sub-accounts. Each of the sub-accounts invests in a corresponding portfolio. These portfolios offer professionally managed investment choices. You can find a complete description of each of the portfolios in the prospectus for that particular portfolio. You can make or lose money in the variable investment options listed above, depending upon market conditions and the performance of the portfolio(s) which correspond with the sub-account(s) to which you allocate your purchase payments. Please see the information on page 12 describing how you can obtain a copy of the portfolios' prospectuses.

     Our fixed investment option, the Guaranteed Interest Account, offers a minimum interest rate that is guaranteed by us. While your money is in the Guaranteed Interest Account, we guarantee the interest your money will earn. You may still be subject to a withdrawal charge on any withdrawals.

     Taxes.  The earnings you accumulate as a result of your  investments  under the policy are not taxed until you make a withdrawal or receive an annuity payment. In most cases, if you withdraw money from the portfolios, earnings come out first and are taxed as income. If you withdraw any money before you are 59 1/2 , you may be charged a federal tax penalty on the taxable amounts withdrawn. In most cases, the penalty is 10% on the taxable amounts. Part of the payments you receive during the annuity phase of your policy is considered a return of your original investment. That part of each payment is not taxable as income. If the policy is issued pursuant to a qualified plan under special tax qualification rules, the entire payment may be taxable.

     Withdrawals. You may withdraw money at any time during the accumulation phase. A withdrawal charge may apply. Restrictions exist under federal tax law concerning when you can withdraw money from a qualified plan, and you may have to pay income tax and a tax penalty on any money you withdraw. The minimum partial withdrawal is $250 (there are exceptions for withdrawals allowed under 403(b) and 401 hardship provisions), but a withdrawal must not reduce the value of your policy to less than $100.

     Free Look. If you cancel your policy within 20 days after receiving it, you will get a refund of either the amount you paid for your policy or the value of your policy, whichever is more. In the event of a refund, we determine the value of your policy on either the day we receive the policy at our home office or the day our agent receives the policy, whichever occurs earlier.

     Questions. If you have any questions about your AFAdvantage Variable Annuity(R) policy or need more information, please contact us at:

                     American Fidelity Assurance Company
                     Annuity Services Department
                     P.O. Box 25520
                     Oklahoma City, Oklahoma  73125-0520
                     Telephone: (800) 662-1106
                     E-mail:  va.help@af-group.com

                                    FEE TABLE

Contract Owner Transaction Expenses

     Withdrawal Charge (as a percentage of the amount withdrawn in excess of the free withdrawal amount)

        Policy                                                 Withdrawal
         Year                                                     Charge
         ----                                                     ------
        1.................................................          8%
        2.................................................          7%
        3.................................................          6%
        4.................................................          5%
        5.................................................          4%
        6.................................................          3%
        7.................................................          2%
        8.................................................          1%
        9+................................................          0%

Transfer Fee                          There is no charge for the
                                      first 12 transfers in a policy
                                      year during the accumulation
                                      phase and no charge for the one
                                      transfer allowed each policy
                                      year during the annuity phase;
                                      thereafter, the fee is the
                                      lesser of $25 or 2% of the
                                      amount transferred.

Policy Maintenance Fee                $30 per policy per policy year.

Separate Account Annual Expenses (as a percentage of average account value)
Mortality and Expense Risk Charge..........................            1.25%
Account Fees and Expenses
   Administrative Charge...................................             .15%
   Distribution Expense Charge.............................             .10%
Total Separate Account Annual Expenses.....................            1.50%
Portfolio Annual Expenses (see next page)
Portfolio Annual Expenses (as a percentage of the portfolio's average daily net assets)

                                                                         Management          Other            Total Annual
                                                                            Fees            Expenses            Expenses
                                                                            ----            --------            --------
                                                                                        (after waivers and expense reimbursement)
                                                                                        -----------------------------------------
American Fidelity Dual Strategy Fund, Inc.(R).....................         0.50%               --                0.50%

American Century Variable Portfolios(1)
VP Balanced Fund(2)...............................................         0.90%               --                0.90%
VP Capital Appreciation Fund(3)...................................         1.00%               --                1.00%
VP Income & Growth Fund(4)........................................         0.70%               --                0.70%
VP Ultra Fund(5)..................................................         1.00%               --                1.00%
VP International Fund(6)..........................................         1.26%               --                1.26%

The Dreyfus Socially Responsible Growth Fund, Inc.(7)(8)..........         0.75%             0.03%               0.78%

Dreyfus Stock Index Fund(7)(8)  ..................................         0.25%             0.01%               0.26%

Dreyfus Variable Investment Fund(7)(8)
Growth and Income Portfolio   ....................................         0.75%             0.05%               0.80%
Small Company Stock Portfolio   ..................................         0.75%             0.28%               1.03%
International Value Portfolio(9)  ................................         0.80%             0.60%               1.40%

Dreyfus Investment Portfolios(7)(8)
Technology Growth Portfolio   ....................................         0.75%             0.12%               0.87%

Federated Insurance Series
Federated Fund For U.S. Government Securities II..................         0.60%             0.14%(10a-b)        0.74%
Federated Capital Appreciation Fund II
   (formerly Federated Large Cap Growth Fund II)..................         0.00%             0.91%(11a-f)        0.91%

Merrill Lynch Variable Series Funds, Inc.(12)
Basic Value V.I. Fund
    (formerly Basic Value Focus Fund).............................         0.60%             0.08%               0.68%
Small Cap Value V.I. Fund
    (formerly Small Cap Value Focus Fund..........................         0.75%             0.08%               0.83%

Neuberger Berman Advisers Management Trust
AMT Balanced Portfolio............................................         0.85%             0.22%               1.07%
AMT Growth Portfolio..............................................         0.84%             0.05%               0.89%

----------------------

(1)  American Century Class I Share Class.

(2) A stepped fee applies: 0.90% of first $250 million of average net assets, 0.85% of the next $250 million, and 0.80% over $500 million.

(3) A stepped fee applies: 1.00% of first $500 million of average net assets, 0.95% of the next $500 million, and 0.90% over $1 billion.

(4)  A stepped fee applies:  0.70% of average net assets.

(5) A stepped fee applies: 1.50% of first $250 million of average net assets, 1.20% of the next $250 million, and 1.10% over $500 million.

(6) A stepped fee applies: 1.00% of first $20 billion of average net assets, and 0.95% over $20 billion.

(7)  Dreyfus Inital Share Class.

(8) The expenses shown are for the fiscal year ended December 31, 2001. Current or future expenses may be greater or less than those presented. Please consult the underlying prospectus for more complete information.

(9) Dreyfus International Value Portfolio: The expenses shown above reflect the portfolio adviser's waiver of fees or reimbursement of expenses for the fiscal year ended December 31, 2001. Without such waivers or reimbursements, the management fee, other expenses and total portfolio annual expenses would have been, as a percentage of assets: 1.00%, 0.60% and 1.60% respectively.

(10) Federated Fund for U.S. Government Securities II:

     (a) Although not contractually obligated to do so, the shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31,2001.
     o  Total Waiver of Fund Expenses ..................0.25%
     o  Total Actual Annual Fund
          Operating Expenses (after waiver) ............0.74%

     (b) The Fund did not pay or accrue the Shareholder Services Fee during the fiscal year ended December 31, 2001. The Fund has no present intention of paying or accruing the Sharheolder Services Fee during the fiscal year ending December 31, 2002.

(11) Federated Capital Appreciation Fund II:  Primary Share Class

     (a) Although not contractually obligated to do so, the Advisor, distributor and shareholder services provider will waive and reimbursed certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ended December 31, 2002.
     o    Total Waiver of and  Reimbursements of Fund Expenses .........3.25%
     o    Total  Actual  Annual  Fund Operating Expenses
             (after waivers and reimbursements) ........................0.91%

     (b) The Adviser expects to voluntarily waive a portion of the Management Fee. The Adviser can terminate this anticipated voluntary waiver at any time. The Management Fee to be paid by the Fund (after the anticipated voluntary waiver) will be 0.00% for the fiscal year ended December 31, 2002.

     (c) The Fund's Primary Share Class has no present intention of paying or accruing the Distribution (12b-1) Fee during the fiscal year ending December 31, 2002.

     (d) The Fund's Primary and Shares have no present intention of paying or accruing the Shareholder Services Fee during the fiscal year ending December 31, 2002.

     (e) The Adviser expects to voluntarily reimburse certain operating expenses of the Fund. The Adviser can terminate this anticipated voluntary reimbursement at any time. Total Other Expenses paid by the Fund (after the anticipated voluntary reimbursement) will be 0.91% for the fiscal year ending December 31, 2002.

     (f) Total Actual Annual Fund Operating Expenses (after waiver) for the Fund's Primary Shares was 0.91% for the fiscal year ended December 31, 2001.

(12) Merrill Lynch Class A Shares.


     The purpose of the fee table is to show you the various costs and expenses that you will bear directly or indirectly. The table reflects expenses of Separate Account B (including the $30 maintenance fee) for the year ended December 31, 2001 and the expenses of the portfolios available under the separate account. We have provided information about withdrawal charges and other transaction-related expenses in the fee table under the heading "Contract Owner Transaction Expenses." Under certain circumstances, you may make a withdrawal without incurring a withdrawal charge. For more information about withdrawal expenses, see "Expenses -- Withdrawal Charge" on page 16. Although premium taxes are not reflected in the fee table, they may apply.

Examples

     This chart shows the expenses you would pay on a $1,000 investment (a) if you surrender your policy at the end of each time period or (b) if you do not surrender your policy or if you annuitize. This chart assumes a 5% annual return on your money.


                                                                                    Time Periods
                                                                                    ------------
                                                                   1 Year        3 Years     5 Years     10 Years
                                                                   ------        -------     -------     --------
American Fidelity Dual Strategy Fund, Inc(R)....................(a) 130.29       206.31      288.21       502.12
                                                                (b)  50.29       150.82      251.28       502.12
American Century Variable Portfolios
VP Balanced Fund................................................(a) 134.30       217.34      306.43       537.26
                                                                (b)  54.30       162.54      270.27       537.26
VP Capital Appreciation Fund....................................(a) 135.30       220.08      310.92       545.79
                                                                (b)  55.30       165.44      274.96       545.79
VP Income & Growth Fund.........................................(a) 132.30       211.84      297.37       519.89
                                                                (b)  52.30       156.70      260.83       519.89
VP Ultra Fund...................................................(a) 135.30       220.08      310.92       545.79
                                                                (b)  55.30       165.44      274.96       545.79
VP International Fund...........................................(a) 137.89       227.16      322.49       567.52
                                                                (b)  57.89       172.96      287.02       567.52
The Dreyfus Socially Responsible Growth Fund, Inc...............(a) 133.10       214.05      301.00       526.89
                                                                (b)  53.10       159.04      264.62       526.89
Dreyfus Stock Index Fund........................................(a) 127.88       199.62      277.10       480.24
                                                                (b)  47.88       143.72      239.69       480.24
Dreyfus Variable Investment Fund
Growth and Income Portfolio.....................................(a) 133.30       214.60      301.91       528.62
                                                                (b)  53.30       159.62      265.56       528.62
Small Company Stock Portfolio...................................(a) 135.60       220.90      312.26       548.33
                                                                (b)  55.60       166.31      276.36       548.33
International Value Portfolio...................................(a) 139.29       230.94      328.65       578.95
                                                                (b)  59.29       176.98      293.45       578.95
Dreyfus Investment Portfolios
Technology Growth Portfolio.....................................(a) 134.00       216.52      305.07       534.68
                                                                (b)  54.00       161.66      268.86       534.68
Federated Insurance Series
Federated Fund For U.S. Government Securities II................(a) 132.70       212.95      299.19       523.40
                                                                (b)  52.70       157.87      262.73       523.40
Federated Capital Appreciation Fund II
(formerly Federated Large Cap Growth Fund II)...................(a) 134.30       217.62      306.88       538.12
                                                                (b)  54.30       162.54      270.27       537.26
Merrill Lynch Variable Series Funds, Inc.
Basic Value V.I. Fund
(formerly Basic Value Focus Fund)...............................(a) 132.10       211.29      296.46       518.13
                                                                (b)  52.10       156.11      259.88       518.33
Small Cap Value V.I. Fund
(formerly Small Cap Value Focus Fund)...........................(a) 133.60       215.42      303.27       531.22
                                                                (b)  53.60       160.50      266.98       531.22
Neuberger Berman Advisers Management Trust
AMT Balanced Portfolio..........................................(a) 136.00       221.99      314.05       551.71
                                                                (b)  56.00       167.47      278.22       551.71
AMT Growth Portfolio............................................(a) 134.20       217.07      305.98       536.40
                                                                (b)  54.20       162.25      269.80       536.40


     We based annual expenses of the portfolios on data provided by the portfolio companies for the year ended December 31, 2001. Except for American Fidelity Dual Strategy Fund, Inc.(R), we did not independently verify the data provided. However, we did prepare the examples.

     The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future performance.

                         CONDENSED FINANCIAL INFORMATION

     During the accumulation phase, we calculate the value of each policy owner's share of different sub-accounts with a unit of measurement called an accumulation unit. The table below sets forth the accumulation unit values as of January 1 and December 31 for each of the years 1998, 1999, 2000 and 2001. Separate Account B began operating in January 1998. An explanation of how we calculate the value of an accumulation unit is located on page 10.

                                                                                                         Number of
                                                               Sub-account          Sub-account         Sub-account
                                                              Unit Value at        Unit Value at          Units at
                                                               January 1,          December 31,         December 31,
                                                             ----------------     ----------------     -------------
AMERICAN CENTURY VARIABLE
VP Balanced Fund(1)
         1998...............................................       N/A                 N/A                 N/A
         1999...............................................       N/A                 N/A                 N/A
         2000...............................................       N/A                 N/A                 N/A
         2001...............................................      $10.000             $ 9.651              36,514
VP Capital Appreciation Fund(1)
         1998...............................................       N/A                 N/A                 N/A
         1999...............................................       N/A                 N/A                 N/A
         2000...............................................       N/A                 N/A                 N/A
         2001...............................................      $10.000             $ 8.225              10,356
VP Income & Growth Fund(1)
         1998...............................................       N/A                 N/A                 N/A
         1999...............................................       N/A                 N/A                 N/A
         2000...............................................       N/A                 N/A                 N/A
         2001...............................................      $10.000             $ 9.140              14,457
VP International Fund(1)
         1998...............................................       N/A                 N/A                 N/A
         1999...............................................       N/A                 N/A                 N/A
         2000...............................................       N/A                 N/A                 N/A
         2001...............................................      $10.000             $ 8.438               5,151
VP Ultra Fund(1)
         1998...............................................       N/A                 N/A                 N/A
         1999...............................................       N/A                 N/A                 N/A
         2000...............................................       N/A                 N/A                 N/A
         2001...............................................      $10.000             $ 8.992              21,801
AMERICAN FIDELITY DUAL STRATEGY(2)
         1998...............................................       N/A                 N/A                 N/A
         1999...............................................      $10.000             $10.827             117,520
         2000...............................................      $10.827             $10.705             395,899
         2001...............................................      $10.705             $ 9.351             694,276
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH
         1998...............................................      $10.000             $13.216              45,112
         1999...............................................      $13.216             $16.935             138,362
         2000...............................................      $16.935             $14.842             394,034
         2001...............................................      $14.842             $11.320             766,867
DREYFUS STOCK INDEX
         1998...............................................      $10.000             $12.881             132,663
         1999...............................................      $12.881             $15.303             426,172
         2000...............................................      $15.303             $13.676             835,502
         2001...............................................      $13.676             $11.831           1,239,428
DREYFUS TECHNOLOGY GROWTH(1)
         1998...............................................       N/A                 N/A                 N/A
         1999...............................................       N/A                 N/A                 N/A
         2000...............................................       N/A                 N/A                 N/A
         2001...............................................      $10.000             $ 8.133              11,448
DREYFUS VARIABLE INVESTMENT
Growth and Income
         1998...............................................      $10.000             $11.423              55,399
         1999...............................................      $11.423             $13.153             140,249
         2000...............................................      $13.153             $12.467             250,767
         2001...............................................      $12.467             $11.564             373,878
Small Company Stock
         1998...............................................      $10.000             $ 9.733              38,646
         1999...............................................      $ 9.733             $10.605              78,432
         2000...............................................      $10.605             $11.338             118,262
         2001...............................................      $11.338             $10.998             165,204
International Value(2)
         1998...............................................       N/A                 N/A                 N/A
         1999...............................................      $10.000             $11.925               6,860
         2000...............................................      $11.925             $11.314              26,819
         2001...............................................      $11.314             $ 9.672              56,210
FEDERATED INSURANCE SERIES
Federated Capital Appreciation Fund II(1)
         1998...............................................       N/A                 N/A                 N/A
         1999...............................................       N/A                 N/A                 N/A
         2000...............................................       N/A                 N/A                 N/A
         2001...............................................      $10.000             $10.291              38,323
Federated Large Cap Growth Fund II(1)
         1998...............................................       N/A                 N/A                 N/A
         1999...............................................       N/A                 N/A                 N/A
         2000...............................................       N/A                 N/A                 N/A
         2001...............................................      $10.000             $ 8.281               2,490
MERRILL LYNCH VARIABLE SERIES
Merrill Lynch Basic Value Fund(2)
         1998...............................................       N/A                 N/A                 N/A
         1999...............................................      $10.000             $ 9.973               4,710
         2000...............................................      $ 9.973             $11.067              17,180
         2001...............................................      $11.067             $11.366              66,644
Merrill Lynch Small Cap Value Fund
         1998...............................................      $10.000             $ 9.379               8,913
         1999...............................................      $ 9.379             $12.368              23,027
         2000...............................................      $12.368             $13.981              49,990
         2001...............................................      $13.981             $17.888             119,801
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
AMT Balanced(1)
         1998...............................................       N/A                 N/A                 N/A
         1999...............................................       N/A                 N/A                 N/A
         2000...............................................       N/A                 N/A                 N/A
         2001...............................................      $10.000             $ 9.482              36,090
AMT Growth(1)
         1998...............................................       N/A                 N/A                 N/A
         1999...............................................       N/A                 N/A                 N/A
         2000...............................................       N/A                 N/A                 N/A
         2001...............................................      $10.000             $ 8.342               6,289
________________

(1)     This sub-account began operations on May 1, 2001.

(2)     This sub-account began operations on May 1, 1999.

                       THE AFADVANTAGE VARIABLE ANNUITY(R)

Owning an AFAdvantage Variable Annuity(R) Policy

     As the owner of an AFAdvantage Variable Annuity(R) policy, you have all the rights under the policy; however, you can name a new policy owner. A change of owner will revoke any prior designation of owner. Ownership changes must be sent to our home office on an acceptable form. The change will go into effect at the time the form is signed, subject to any payments we make or other actions we take before we record it. We will not be liable for any payment made or action taken before we record a change in ownership. The policy owner designated at the time the policy is issued will remain the owner unless changed. A change of ownership may be a taxable event. If your policy is issued pursuant to a qualified plan, your ability to change ownership may be limited.

     Spouses may own a policy jointly. Upon the death of either owner, the surviving spouse will be the primary beneficiary. If a non-spouse is designated as the beneficiary of a jointly owned policy, the designation will be treated as creating a contingent beneficiary unless otherwise indicated in a form we accept.

Naming a Beneficiary

     The beneficiary is the person or entity you, the policy owner, name to receive the benefit of your policy upon the death of the person upon whose life the annuity payments are based. Annuity payments may be based on your life, as the owner of the policy, or on the life of another natural person. The person upon whose life the annuity payments are based is called the annuitant, even if the owner is that person. The beneficiary is named at the time the policy is issued but may be changed at a later date. If the beneficiary and the annuitant die at the same time, we will assume that the beneficiary died first for purposes of paying any death benefits.

     You can change the beneficiary of your policy at any time during the annuitant's life unless you name that person as an irrevocable beneficiary. The interest of an irrevocable beneficiary cannot be changed without his or her consent.

     To change a beneficiary, you must send a request to our home office on a form we accept. The change will go into effect when signed, subject to any payments we make or action we take before we record the change. A change cancels all prior beneficiaries, except a change will not cancel any irrevocable beneficiary without his or her consent. The interest of the beneficiary will be subject to any assignment of the policy which is binding on us, and any annuity option in effect at the time of the annuitant's death.

Assigning the Policy

     During the annuitant's life, you can assign some or all of your rights under the policy to someone else. A signed copy of the assignment must be sent to our home office on a form we accept. The assignment will go into effect when it is signed, subject to any payments we make or other actions we take before we record it. We are not responsible for the validity or effect of any assignment. If there are irrevocable beneficiaries, you need their consent before assigning your ownership rights in the policy. Any assignment made after the death benefit has become payable will be valid only with our consent. If the policy is assigned, your rights may only be exercised with the consent of the assignee of record. An assignment may be a taxable event.

     If the policy is issued pursuant to a qualified plan, your ability to assign it may be limited.

Voting Rights

     Although we legally own the portfolios' shares, we believe that we must get instructions from you and the other policy owners about how to vote the shares when a portfolio company solicits proxies in conjunction with a shareholder vote. When we receive your instructions, we will vote all of the shares we own in proportion to those instructions. If we determine that we are no longer required to seek the policy owners' instructions, we will vote the shares in our own right.

            HOW TO PURCHASE AN AFADVANTAGE VARIABLE ANNUITY(R) POLICY

Purchase Payments

     When you invest to buy a policy, you are making your initial purchase payment. Once we receive your initial purchase payment and application, we will issue your policy and allocate your initial purchase payment according to your instructions within two business days. We will contact you if you do not provide all of the required information in your application. If we are unable to complete the initial application process within five business days, we will either return your money or get your permission to keep it until we get all of the necessary information. If we receive your purchase payment by 3:00 p.m., Central Time, we will apply same day pricing to determine the number of sub-account accumulation units to credit to your account. We reserve the right to reject any application or purchase payment. At the time you buy the policy, the annuitant cannot be older than 85 years old, or the maximum age permitted under state law.

     After your initial purchase payment, you may make purchase payments at any time during the accumulation phase of your annuity. These payments will be credited to your policy within one business day. The minimum amount of each purchase payment, including your initial payment, is $25. All payment allocations must be in whole percentages.

Accumulation Units

     Each sub-account has its own value. If you allocate your purchase payments to any of the variable investment options, the value of that portion of your policy will fluctuate depending upon the investment performance of the portfolio(s) corresponding with the sub-account(s) to which you allocated your purchase payments. (The same thing is not true if you invest solely in the Guaranteed Interest Account.) The value of your policy will also depend on the expenses of the policy. In order to keep track of the value of your interest in the sub-accounts during the accumulation phase, we use a measurement called an accumulation unit. We use this value to determine the number of sub-account accumulation units represented by your investment in a sub-account.

     Every business day, we determine the value of an accumulation unit for each sub-account by multiplying the accumulation unit value for the previous period by a factor for each sub-account for the current period. The factor for each sub-account is determined by:

o dividing the value of the underlying portfolio share at the end of the current period, including the value of any dividends or gains per share for the current period, by the value of an underlying portfolio share for the previous period; and

o subtracting from that amount any mortality and expense risk, administrative and distribution expense charges.

     The value of an accumulation unit relating to any sub-account may go up or down from day to day.

     When you make a purchase payment, we credit your policy with accumulation units using the accumulation unit value next determined after we receive the purchase payment. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to a sub-account by the value of the accumulation unit for that portfolio.

     We calculate the value of an accumulation unit for each sub-account after the New York Stock Exchange closes on each day we are open and then credit your policy accordingly.

Example

     On Thursday, we receive an additional purchase payment of $100 from you. You allocate this amount to the Dreyfus Stock Index Fund. When the New York Stock Exchange closes on that Thursday, we determine that a sub-account accumulation unit for the Dreyfus Stock Index Fund is valued at $10.75. To determine the increased value of your policy, we divide $100 by $10.75 and credit your policy on Thursday night with 9.30 accumulation units for the Dreyfus Stock Index Fund sub-account.

                       RECEIVING PAYMENTS FROM THE ANNUITY

Annuity Date

     Any time after you invest in a policy, you can select an annuity date, which is the month and year in which you will begin receiving regular monthly income payments from the annuity. You must notify us of your desired annuity date at least 30 days before you want to begin receiving annuity payments. You may change the annuity date by written request any time before the original annuity date. Any change must be requested at least 30 days before the new annuity date. The annuity date may not be later than the annuitant's 85th birthday or the maximum date permitted under state law, whichever is earlier. If your policy is issued pursuant to a qualified plan, you are generally required to select an annuity date that occurs by April 1 following either the date you retire or the date you turn 70 1/2, whichever comes later (or age 70 1/2 if the policy is issued pursuant to an Individual Retirement Annuity). In addition, the annuity date is subject to the limitation described under "Tax Treatment of Withdrawals -- Tax-Deferred Annuities and 401(k) Plans" on page 21 if the policy is issued pursuant to such an annuity or plan.

Selecting an Annuity Option

     We offer various income plans for your annuity payments. We call these annuity options. The annuity options allow you to choose the form of annuity payments you receive. In order to receive annuity payments under an annuity option, you must give us notice of the annuity option of your choice at least 30 days before the annuity date. If no option is selected, we will make annuity payments to you in accordance with Option 2 below and the full value of your policy will be paid out in 120 monthly payments. Prior to the annuity date, you may change the annuity option selected by written request. Any change must be requested at least 30 days prior to the annuity date. If an option is based on life expectancy, we will require proof of the payee's date of birth. If a policy is issued pursuant to a qualified plan, you may be required to obtain spousal consent to elect an annuity option other than a joint and survivor annuity.

     You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change your annuity option.

OPTION 1           Lifetime Only               We will make monthly payments during the life of the
                   Annuity               annuitant. If this option is elected, payments will stop when the annuitant dies.

OPTION 2           Lifetime Annuity            We will make monthly payments for the guaranteed period
                   with Guaranteed       selected during the life of the annuitant. When the annuitant dies,
                   Periods               any amounts remaining under the guaranteed period selected will be distributed to the beneficiary at least as rapidly as they were being paid as of the date of the annuitant's death.
                                         The guaranteed period may be 10 years or 20 years.

OPTION 3           Joint and Survivor          We will make monthly payments during the joint lifetime of
                   Annuity               two people whose lives are the subject of the policy.  Payments will continue during the lifetime of the survivor of those two people and will be computed on the basis of 100%, 66 2/3% or 50% of the annuity payment in effect during the joint lifetime.

OPTION 4           Period Certain              We will make monthly payments for a specified period. The
                                         specified period must be at least five years and cannot be more than 30 years. This option is available as a fixed annuity only.

Annuity Payments

     Annuity payments are paid in monthly installments. Annuity payments can be made on a variable basis (which means they will be based on the investment performance of the portfolios) and/or on a fixed basis (which means they will come from the Guaranteed Interest Account). However, payments under Option 4 can only come from the Guaranteed Interest Account (fixed annuity). Depending on your election, the value of your policy (adjusted for the policy maintenance charge and any taxes) will be applied to provide the annuity payment. If no election has been made 30 days prior to the annuity date, amounts in the Guaranteed Interest Account will be used to provide a fixed annuity and amounts in the portfolios will be used to provide a variable annuity.

     If you choose to have any portion of your annuity payments come from the portfolio(s), the dollar amount of each of your monthly payments will depend upon three things:

o    the value of your policy in the portfolios on the annuity date,

o    the assumed investment rate used in the annuity table for the policy, and

o    the performance of the portfolios you selected.

     You can choose either a 3%, 4% or 5% assumed investment rate. If you do not choose an assumed investment rate, the assumed investment rate will be 3%. If the actual performance exceeds your chosen assumed investment rate, your annuity payments will increase. Similarly, if the actual rate is less than your chosen assumed investment rate, your annuity payments will decrease. If you choose a higher assumed investment rate, your initial annuity payment will be higher. Subsequent payments will be only slightly higher when actual performance (less any deductions and expenses) is more than the assumed rate and will decrease more rapidly when actual performance (less any deductions and expenses) is less than the assumed rate. The amount of the first annuity payment will depend on the annuity option elected and the age of the annuitant at the time the first payment is due.

                               INVESTMENT OPTIONS

     When you buy an AFAdvantage Variable Annuity(R) policy, you can allocate the money you invest under the policy to our Guaranteed Interest Account and any one or more of Separate Account B's subaccounts. Each of the subaccounts corresponds with one of the portfolios listed below. Additional portfolios may be available in the future.


                     NAME                       TYPE OF PORTFOLIO COMPANY  INVESTMENT ADVISOR/SUB-ADVISOR
                     ----                       -------------------------  --------------------------------------
American Fidelity Dual Strategy                 Open-end, diversified,     Advisor:  American Fidelity
Fund, Inc.(R)                                   management investment      Assurance Company
(Call 800-662-1106 to request portfolio         company
prospectus)                                                                Sub-Advisors:  Lawrence W. Kelley
                                                                           & Associates, Inc. and Todd
                                                                           Investment Advisors, Inc.

American Century Variable Portfolios            Open-end, management       Advisor:  American Century
Portfolios available under AFAdvantage          investment company         Investment Management, Inc.
Variable Annuity(R) policy:                     offering ten portfolios,
o  VP Balanced Fund                             five of which are          Sub-Advisor:  None
o  VP Capital Appreciation Fund                 available under the
o  VP Income & Growth Fund                      AFAdvantage Variable
o  VP Ultra Fund                                Annuity(R).
o  VP International Fund
(Call 800-345-6488 to request portfolio
prospectus)

The Dreyfus Socially Responsible                Open-end, diversified,     Advisor:  The Dreyfus Corporation
Growth Fund, Inc.                               management investment
(Call 800-554-4611 to request portfolio         company                    Sub-Advisor:  NCM Capital
prospectus)                                                                Management Group, Inc.

Dreyfus Stock Index Fund                        Open-end management        Advisor:  The Dreyfus Corporation
(Call 800-554-4611 to request portfolio         investment company
prospectus)                                                                Sub-Advisor:  Mellon Equity
                                                                           Associates (affiliate of The
                                                                           Dreyfus Corporation)

Dreyfus Variable Investment Fund                Open-end, management       Advisor:  The Dreyfus Corporation
Portfolios available under AFAdvantage          investment company
Variable Annuity(R) policy:                     offering 12 portfolios,    Sub-Advisor:  None
o  Growth and Income Portfolio                  three of which are
o  Small Company Stock Portfolio                available under the
o  International Value Portfolio                AFAdvantage Variable
(Call 800-554-4611 to request portfolio         Annuity(R)
prospectus)

Dreyfus Investment Portfolios                   Open-end, management       Advisor:  The Dreyfus Corporation
Portfolios available under AFAdvantage          investment company
Variable Annuity(R) policy:                     offering 12 portfolios,    Sub-Advisor:  None
o  Technology Growth Portfolio                  one of which is
(Call 800-554-4611 to request portfolio         available under the
prospectus)                                     AFAdvantage Variable
                                                Annuity(R)

Federated Insurance Series                      Open-end, management       Advisor:  Federated Investment
o  Federated Fund For U.S. Government           investment company         Management Company
      Securities II                             offering 13 portfolios,
o  Federated Capital Appreciation Fund II       two of which are           Sub-Advisor:  None
(Call 800-341-7400 to request portfolio         available under the
prospecuts)                                     AFAdvantage Variable
                                                Annuity(R).

Merrill Lynch Variable Series Funds, Inc.       Open-end, management       Advisor:  Merrill Lynch
Portfolios available under AFAdvantage          investment company         Investment Managers, L.P.
Variable Annuity(R) policy:                     offering 23 separate
o  Basic Value V.I. Fund                        funds, two of which are    Sub-Advisor:  None
o  Small Cap Value V.I. Fund                    available under the
(Call 800-MER-FUND (637-3863) to request        AFAdvantage Variable
portfolio prospectus)                           Annuity(R).

Neuberger Berman Advisers Management Trust      Open-end diversified       Advisor:  Neuberger Berman
o  AMT Balanced Portfolio                       management investment      Management, Inc.
o  AMT Growth Portfolio                         company offering 12
(Call 800-877-9700 to request portfolio         portfolios, two of which   Sub-Advisor:  Neuberger Berman, L.L.C.
prospectus)                                     are available under the
                                                AFAdvantage Variable
                                                Annuity(R).


     Shares of each of the portfolio companies are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated. None of the portfolio companies believe that offering its shares in this manner will be disadvantageous to you. Nevertheless, the board of trustees or the board of directors, as applicable, of each portfolio company intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and in order to determine what action, if any, should be taken. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments from a portfolio company. An irreconcilable conflict might result in the withdrawal of a substantial amount of a portfolio's assets which could adversely affect such portfolio's net asset value per share.

     You should read the prospectuses for the portfolios carefully before investing. The prospectuses contain detailed information about the investment options. You may get copies of the prospectuses by calling the telephone numbers set forth in the table above. You can also get a copy of the Statement of Additional Information for any of the portfolios by calling the telephone numbers above or by contacting us at the address and phone number on the cover of this prospectus.

     Interests in the Guaranteed Interest Account are not registered under the Securities Act of 1933 because of certain exemptive and exclusionary provisions. The Guaranteed Interest Account also is not registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the Guaranteed Interest Account nor any interests in it are subject to the provisions of these Acts. We understand that the SEC staff has not reviewed the disclosure in this prospectus relating to the Guaranteed Interest Account. Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Substitution

     At our discretion, we may substitute another eligible investment option for any one of the portfolios available under the AFAdvantage Variable Annuity(R) policy. If we decide to make a substitution, we will give you notice of our intention.

Transfers

     At your direction, we will make transfers between any of the investment options to which you have allocated money. We reserve the right to limit the number of transfers that may be made. All of the transfers you make in any one day count as one transfer. If you transfer funds between investment options, we will not be liable for transfers we make at your direction. All transfers must be in whole percentages. We reserve the right, at any time and without prior notice, to end, suspend or change the transfer privilege.

     Transfers During the Accumulation Phase. If you make more than 12 transfers in a policy year, we will deduct a transfer fee. The fee is $25 per transfer or 2% of the amount transferred, whichever is less. In order to make a transfer, you must at least transfer $500 from the investment option from which you are making the transfer, unless the full amount is valued at less than $500, in which case you must transfer the entire amount. All transfers must be in whole percentages.

     Transfers During the Annuity Phase. During the annuity phase, you may only make one transfer in each policy year. You may also make transfers from the portfolios to the Guaranteed Interest Account option to provide for a fixed annuity. There is no transfer fee charged for the one transfer. You cannot make a transfer from your fixed annuity to a portfolio.

Automatic Dollar Cost Averaging

     Our automatic dollar cost averaging system allows you to transfer an established amount of money each quarter from one investment option to another. The minimum amount that may be transferred from each investment option in this way is $500. By transferring the same amount on a regular schedule instead of transferring the entire amount at one time, you may be less susceptible to the impact of market fluctuations. Automatic dollar cost averaging is only available during the accumulation phase.

     If you participate in automatic dollar cost averaging, the transfers made under the program are taken into account in determining any transfer fee.

Asset Rebalancing

     After you allocate your money to different investment options, the performance of the different investment options may cause the allocation of your total investment to shift. At your direction, we will automatically rebalance your policy to return it to your original percentage allocations. If you request our asset rebalance service, we will make any necessary transfers on the first day after the end of your policy year. Asset rebalancing is only available during the accumulation phase. If you participate in the asset rebalancing program, the transfers we make for you are taken into account in determining any transfer fee.

                                    EXPENSES

     Some charges and expenses that exist in connection with the policy will reduce your investment return. You should carefully read this section for information about these expenses.

Insurance Charges

     We deduct insurance charges each day. We include the insurance charge deduction in our calculation of the value of the accumulation and annuity units. The insurance charges include:

o    mortality and expense risk;

o    administrative expense; and

o    distribution expense.

     Mortality and Expense Risk Charge. The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the average daily value of the policy invested in a portfolio, after expenses are deducted. This charge also compensates us for all the insurance benefits provided by your policy, including the guarantee of annuity rates, the death benefits, and certain other expenses, related to the policy, and for assuming the risk that the current charges will not be sufficient in the future to cover the cost of administering the policy.

     Administrative Charge. The administrative charge is equal, on an annual basis, to .15% of the average daily value of the policy invested in a portfolio, after expenses are deducted. We may increase this charge, but it will never be more than .25% of the average daily value of the policy invested in a portfolio. This charge, together with the policy maintenance charge described below, is for all the expenses associated with the policy's administration. Some examples of these expenses include: preparing the policy, confirmations, annual reports and statements, maintaining policy records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

     Distribution Expense Charge. The distribution expense charge is equal, on an annual basis, to .10% of the average daily value of the policy invested in a portfolio, after expenses are deducted. We may increase this charge, but it will never be more than .25% of the average daily value of the policy invested in a portfolio. This charge compensates us for the costs associated with distributing the policies.

Withdrawal Charge

     Any withdrawals you make may be subject to a withdrawal charge. The withdrawal charge compensates us for expenses associated with selling the policy. During the accumulation phase, you can make withdrawals from your policy in the manner described in "Withdrawals." During the first policy year, we charge a withdrawal fee for each withdrawal. After the first policy year, you may withdraw up to 10% of the value of your policy one time during each policy year without incurring a withdrawal charge. The free withdrawal cannot be carried forward from one policy year to the next. The withdrawal charge is a percentage of the amount withdrawn in excess of the free withdrawal amount as shown in the Fee Table on page 3.

     We calculate the withdrawal charge at the time of each withdrawal. The withdrawal charge will never exceed 8% of the total purchase payments. The charge for partial withdrawals will be deducted from the value of your policy remaining. No withdrawal charge will be applied when a death benefit is paid or we make a payment under any annuity option providing at least seven annual payments or 72 monthly payments.

     NOTE: For tax purposes, withdrawals are considered to have come from the last money you put into the policy. Accordingly, for tax purposes, earnings are considered to come out of your policy first. There are restrictions on when you can withdraw from a qualified plan known as a Section 403(b) tax-deferred annuity or a 401(k) plan. For more information, you should read "Taxes" beginning on page 19 and the related discussion in our Statement of Additional Information.

     We may reduce or eliminate the withdrawal charge if we sell the policy under circumstances which reduce its sales expenses. These circumstances might include a large group of individuals that intend to purchase the policy or a prospective purchaser who already has a relationship with us. We do not deduct withdrawal charges for policies issued to our officers, directors or employees or to any of our affiliates. Any circumstances resulting in the reduction or elimination of the withdrawal charge requires our prior approval.

Transfer Charge

     There is no charge for the first 12 transfers in a policy year during the accumulation phase and no charge for one transfer allowed each policy year during the annuity phase; thereafter, the fee is the lesser of $25 or 2% of the amount transferred, whichever is less. Systematic transfers occurring under Automatic Dollar Cost Averaging or Asset Rebalancing are taken into account when determining any transfer fees assessed.

Policy Maintenance Charge and Fund Expenses

     We deduct $30 from your policy every year as a policy maintenance charge. Although we reserve the right to change the policy maintenance charge, it will never be more than $36 per year. The charge will be deducted pro-rata from the accounts. During the accumulation phase, the policy maintenance charge will be deducted each year on your policy anniversary date. During the annuity phase, we will deduct the policy maintenance charge pro-rata from your annuity payments. If you make a total withdrawal any time other than on a policy anniversary date, the full policy maintenance charge will be deducted.

     There are also deductions from and expenses paid out of the assets of the various portfolios which are described in the prospectuses for the portfolios.

Taxes

     If we have to pay state or other governmental entity (e.g., municipalities) premium taxes or similar taxes relating to your policy, we will deduct the amount of the tax from your policy. Some of these taxes are due when the policy is issued; others are due when your annuity payments begin. We pay any premium taxes when they become payable to the states. Premium taxes generally range from 0% to 4.0%, depending on the state.

     We will also deduct from the policy any income taxes which we incur as a result of the policy. Currently, we are not making any such deductions.

                                   WITHDRAWALS

     You may withdraw cash from the annuity by redeeming all or part of the accumulation units in your participant account at any time before we begin making annuity payments to you. You can make partial and total withdrawals only during the accumulation phase of your policy. Any partial withdrawal must be at least $250, although we may make exceptions for hardship. The redemption value of your account is equal to the value of the accumulation units in your account next computed after we receive the request for withdrawal. The withdrawal charge, the policy maintenance charge and any taxes due will be deducted from the amount withdrawn before you receive it. We will deduct an equal dollar amount of the money you withdraw pro-rata from each of your investment options. If you do not want the withdrawal to come from each of your investment options equally, you must tell us using a form we accept. After a withdrawal, the value of your policy cannot be less than $100. Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.

     Restrictions exist concerning when you can withdraw money from a qualified plan referred to as a 403(b) Tax-Deferred Annuity or 401(k) plan. For a more complete explanation, see "Taxes" and the discussion in our Statement of Additional Information.

Systematic Withdrawal Program

     After you have owned your policy for one year, you can participate in our systematic withdrawal program. If you participate in this program you cannot exercise the 10% free withdrawal option discussed on page 14. If you withdraw more than the 10% free withdrawal amount using the systematic withdrawal program, you will incur a withdrawal charge. During the policy year in which systematic withdrawals begin, the 10% free withdrawal amount will be based on the value of your policy on the business day before you request systematic withdrawals. After your first year in the withdrawal program, the free withdrawal amount will be based on the value of your policy on the most recent policy anniversary. Systematic withdrawals can be made monthly, quarterly or semi-annually. The $250 minimum withdrawal discussed above does not apply to withdrawals made under the systematic withdrawal program. We reserve the right to limit the terms and conditions under which systematic withdrawals can be elected and to stop offering any or all systematic withdrawals at any time. Income taxes and tax penalties may apply to systematic withdrawals.

Suspension of Payments or Transfers

     We may be required to suspend or postpone payments or withdrawals or transfers for any period when:

o the New York Stock Exchange is closed (other than customary weekend and holiday closings);

o    trading on the New York Stock Exchange is restricted;

o an emergency exists as a result of which disposal of the fund shares is not reasonably practicable or we cannot reasonably value the fund shares; or

o during any other period when, by order, the Securities and Exchange Commission permits such suspension or postponement for the protection of owners.

     We reserve the right to defer payment for a withdrawal or transfer from the Guaranteed Interest Account for the period permitted by law but not for more than six months.

                                      LOANS

     If you purchased your policy under a 403(b) tax-deferred annuity qualified plan, we may make a loan to you at any time before you begin receiving annuity payments. However, we will not make any loans during your first policy year. The value of your policy in the Guaranteed Interest Account serves as the security for the loan. The loan cannot be more than $50,000 or one-half of the value of your policy in the Guaranteed Interest Account, whichever amount is less. Under certain circumstances, the $50,000 limit may be reduced. The minimum loan we will make is $1,000. We can change this amount at our discretion.

     If you fail to make a loan payment before the end of the calendar quarter following the calendar quarter in which the payment was due, the outstanding balance of your loan will become due and payable. If the loan payment is not paid within the required time period, the loan balance plus interest will be considered to be in default and will be treated as taxable income to you for the tax year of the default. Satisfaction of any unpaid loan balance plus interest from the Guaranteed Interest Account will only occur when you qualify for a plan distribution under the federal tax guidelines. If the loan is in default and you do not yet qualify for a distribution to satisfy the outstanding loan balance, the loan will continue to accrue interest (but such interest accruals will not result in additional deemed distributions). Any amounts which may become taxable will be reported as plan distributions and will be subject to income tax and tax penalties, if applicable.

     Upon your death, any outstanding loan balance not yet reported to you as income will become taxable income to your estate. The beneficiary will receive the death benefit reduced by the loan balance. If annuity payments begin while there is an outstanding loan, the value of the Guaranteed Interest Account will be reduced by the loan balance.

                                  DEATH BENEFIT

Death Benefit Amount

     The death benefit will be the greater of: (1) the purchase payments you have made, less any money you have taken out and any applicable withdrawal charges; or (2) the value of your policy minus the policy maintenance charge and taxes, if any, determined on the business day we receive proof of death and an election for the payment period.

Death of Owner Before Annuity Date

     If you or any joint owner dies before the annuity date, the death benefit will be paid to your beneficiary. When any joint owner dies, the surviving joint owner, if any, will be treated as the primary beneficiary. Any other person chosen as a beneficiary at the time of death will be treated as a contingent beneficiary. The death benefit will be paid under one of the death benefit options discussed below.

Death Benefit Options

     If you or any joint owner dies before the annuity date, a beneficiary who is not your spouse must elect the death benefit to be paid under one of the following options:

o    lump sum payment;

o payment of the entire death benefit within five years of the date of your death or the death of any joint owner; or

o payment of the death benefit under any annuity option. If this option is chosen, the annuity must be distributed over the lifetime of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. The distribution must begin within one year of the date of your death or any joint owner's death.

     Any portion of the death benefit not applied under an annuity option within one year of the date of death must be distributed within five years of the date of death.

     If the beneficiary is your spouse, he or she may:

o choose to continue the policy in his or her own name at the current value of the policy;

o    choose a lump sum payment of the death benefit; or

o    apply the death benefit to an annuity option.

     If the deceased owner was also the annuitant and the spousal beneficiary continues the policy or applies the death benefit to an annuity option, the spousal beneficiary will become the new annuitant.

     If a lump sum payment is requested, we will pay the amount within seven days of receipt of proof of death and the election, unless the suspension or deferral payments provision is in effect. Payment to the beneficiary (other than a lump sum payment) may only be elected during the 60 day period beginning with the date we receive proof of death. If the beneficiary does not select a payment method during the 60 day period after we receive proof of death, the death benefit will be paid in a lump sum.

Death of Annuitant Before the Annuity Date

         If you are not the annuitant and the annuitant dies before the annuity date, the death benefit will be paid to the beneficiary. The death benefit will be paid in a lump sum and must be paid in full within five years of the date of death. If the owner is a non-individual (e.g., a corporation), the death of the annuitant will be treated as the death of the owner.

Death of Owner After the Annuity Date

     If you, or any joint owner who is not the annuitant, dies during the annuity period, any remaining payments under the annuity option elected will continue at least as rapidly as they were being paid at your death or such joint owner's death. When any owner dies during the annuity period, the beneficiary becomes the owner. Upon the death of any joint owner during the annuity period, the surviving joint owner, if any, will be treated as the primary beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary.

Death of Annuitant After the Annuity Date

     If the annuitant dies on or after the annuity date, the death benefit, if any, will be as set forth in the annuity option elected. Death benefits will be paid at least as rapidly as they were being paid at the annuitant's death.

                                   PERFORMANCE

     We may periodically advertise performance based on the historical performance of the various portfolios. All performance advertising will include quotations of standardized average annual total return (including withdrawal charges), calculated in accordance with standard methods prescribed by the rules of the Securities and Exchange Commission, to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts.

     Standardized average annual total return (including withdrawal charges) advertised for a specific period is found by first taking a hypothetical $1,000 investment in a subaccount on the first day of the period at the offering price, which is the accumulation unit value per unit (initial investment) and computing the ending redeemable value (redeemable value) of that investment at the end of the period. The average annual total return (T) is computed by equating the ending redeemable value (ERV) with the initial hypothetical $1,000 investment
(P) over a period of years (n) according to the following  formula:  ERV = P (1+
T)**n (where "**n" means to the nth power).


     Standardized average annual total return (including withdrawal charges) reflects the expenses of the underlying portfolio, the deduction of the policy maintenance fee, a charge for mortality and expense risk, distribution expense and administrative services. The redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states. Standardized average annual return calculations include performance information for the sub-accounts only for time periods since the inclusion date of the respective portfolios in Separate Account B.

     We may also advertise non-standardized average annual total return information (NOT including withdrawal charges). We determine non-standardized average annual total return (NOT including withdrawal charges) in the same way we determine standardized average annual total return performance including withdrawal charges, except that results do not reflect the deduction of withdrawal charges. Results calculated without the withdrawal charge will be higher than if the withdrawal charge were included. All non-standardized performance advertisements will include standardized average annual total return figures.

     Non-standardized performance may include periods that precede a portfolio's inclusion in Separate Account B.

     At times, we advertise non-standardize performance in this manner. In such instances, we base performance on the historical performance of the portfolio, modified to reflect the charges and expenses of the AFAdvantage Variable
Annuity(R). Accordingly, we evaluate a portfolio's performance as if the portfolio was an eligible investment option in Separate Account B during the period stated in the advertisement. These figures should not be interpreted to reflect actual historic performance. Past performance does not guarantee future results of the portfolios. Performance will also include the actual performance since addition of the portfolio to the separate account.

     We have included additional information about calculating performance in the Statement of Additional Information.

                                      TAXES

     The following general tax discussion is not intended as tax advice. You should consult your own tax adviser about your own circumstances. We have included additional information regarding taxes in the Statement of Additional Information.

Annuity Policies in General

     The rules of the Internal Revenue Code of 1986, as amended (the "Code") which relate to annuities generally provide that you will not be taxed on any increase in the value of your policy until a distribution occurs -- either as a withdrawal or as annuity payments. Different rules exist regarding how you will be taxed depending on the distribution and the type of policy.

     You will be taxed on the amount of any withdrawal that is attributable to earnings. Different rules apply to annuity payments. A portion of each annuity payment you receive will be treated as a partial return of the money you invested to buy the policy. This amount will not be taxed (unless you paid for the policy on a pre-tax basis under a qualified plan). The remaining portion of the annuity payment will be treated as ordinary income. The amount of each annuity payment that is considered taxable or non-taxable depends upon the period over which the annuity payments are expected to be made. The entire amount of annuity payments received after you have received the full amount of the money you invested to buy the policy is considered income.

Tax Treatment of Withdrawals

     If you purchase a policy under a qualified plan, your policy is referred to as a qualified policy. Examples of qualified plans are Individual Retirement Annuities, including Roth IRAs; Tax Deferred Annuities (sometimes referred to as 403(b) Policies); H.R. 10 Plans (sometimes referred to as Keogh plans); and Corporate Pension and Profit-Sharing/401(k) Plans.

     If you do not purchase the policy under a qualified plan, your policy is referred to as a non-qualified policy.

Non-Qualified Policies

     If you own a non-qualified policy and you make a withdrawal from the policy, the Internal Revenue Code treats the withdrawal as coming first from any earnings and then from the money you invested to pay for your policy, which we call your purchase payments. In most cases, withdrawn earnings are considered income.

     Any amount you receive which is considered income may be subject to a 10% tax penalty. Some distributions that are excepted from the 10% penalty are listed below:

o distributions made on or after the date on which the taxpayer reaches age 59 1/2;

o    distributions made on or after the policy holder dies;

o distributions attributable to the taxpayer becoming disabled (as that term is defined in Section 72(m)(7) of the Code);

o distributions made in a series of substantially equal payments made annually (or more frequently) for the life or life expectancy of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary;

o under an immediate annuity contract (as that term is defined in Section 72(u)(4) of the Code); or

o from amounts which come from purchase payments made before August 14, 1982. Certain other exemptions may also be available.

     When a non-natural person, such as a corporation or certain other entities other than tax-qualified trusts, owns the policy, it will generally not be treated as an annuity for tax purposes. This means that any increase in the value of such a policy may be taxed as ordinary income every year.

     The policy provides that when the annuitant dies prior to the annuity date, a death benefit will be paid to the person designated as the beneficiary. If the owner of the policy is not the annuitant, such payments made when the annuitant dies do not qualify for the death of owner exception described above, and will be subject to the 10% tax penalty unless the beneficiary is 59 1/2 years old or one of the other exceptions to the penalty applies.

Qualified Policies

     The information above describing the taxation of non-qualified policies does not apply to qualified policies. If you make a withdrawal under a qualified policy, a ratable portion of the amount received is taxable, generally based on the ratio of your cost basis to your total accrued benefit under the retirement plan. The Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including policies issued and qualified under Code Sections 403(b) (Tax-Deferred Annuities), 408 and 408A (Individual Retirement Annuities) and 401 (H.R. 10 and Corporate Pension and Profit-Sharing/401(k) Plans). To the extent amounts are not includible in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to distributions:

o if the distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2;

o following the death or disability of the owner or annuitant (as applicable) (for this purpose disability is defined in Section 72(m)(7) of the Code);

o made after separation from service (in the case of an Individual Retirement Annuity, a separation from service is not required), if the distributions are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such person and his designated beneficiary;

o to an owner or annuitant (as applicable) who has separated from service after he has turned 55, except in the case of an Individual Retirement Annuity;

o made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
     Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care;

o distributions made to an alternate payee pursuant to a qualified domestic relations order, except in the case of an Individual Retirement Annuity;

o distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the owner or annuitant (as applicable) and his or her spouse and dependents if the owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the owner or annuitant (as applicable) has been re-employed for at least 60 days);

o from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t) (7) of the Code) of such person for the taxable year; and

o from an IRA made to the owner or annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)
     (8) of the Code).

     The Statement of Additional Information contains a more complete discussion of withdrawals from qualified policies.

Tax-Deferred Annuities and 401(k) Plans

     The Code limits the withdrawal of purchase payments made by owners from certain tax-deferred annuities. Withdrawals can only be made when an owner:

o        reaches age 59 1/2;

o        leaves his/her job;

o        dies; or

o        becomes disabled (as that term is defined in the Code).

     A withdrawal may also be made in the case of hardship; however, the owner can only withdraw purchase payments and not any earnings. Similar limitations apply to a policy issued pursuant to a 401(k) Plan.

Diversification

     The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that all of the portfolios are being managed in such a way that they comply with the requirements.

     Neither the Internal Revenue Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not American Fidelity, would be considered the owner of the shares of the portfolios. If you are considered the owner of the portfolios' shares, it will result in the loss of the favorable tax treatment for the policy. It is unknown to what extent under federal tax law owners are permitted to select portfolios, to make transfers among the portfolios or the number and type of portfolios for which owners may select. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is a position which is not new, it may be applied retroactively and you, as the owner of the policy, could be treated as the owner of the portfolios.

     Due to the uncertainty in this area, we reserve the right to modify the policy in an attempt to maintain favorable tax treatment.

                                OTHER INFORMATION

American Fidelity Assurance Company

     We are an Oklahoma stock life insurance company organized in 1960. We are licensed to conduct life, annuity and accident and health insurance business in forty-nine states and the District of Columbia.

     Our office is located at 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106. We have been a wholly-owned subsidiary of American Fidelity Corporation since 1974. The stock of American Fidelity Corporation is controlled by a family investment partnership, Cameron Enterprises, A Limited Partnership, an Oklahoma limited partnership. William M. Cameron, an individual, and Lynda L. Cameron, an individual, each own 50% of the common stock of Cameron Associates, Inc., the sole general partner of Cameron Enterprises, A Limited Partnership. The address of both American Fidelity Corporation and Cameron Enterprises, A Limited Partnership, is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

Separate Account B

     We established Separate Account B under Oklahoma insurance law in 1996 to hold the assets that underlie the AFAdvantage Variable Annuity(R) policies. The inception date for Separate Account B was October 27, 1997 when its registration with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940 became effective. The Separate Account is divided into 19 sub-accounts.

     We hold Separate Account B's assets in our name on behalf of Separate Account B, and those assets legally belong to us. Under Oklahoma law, however, those assets cannot be charged with liabilities that arise out of any other business that we conduct. All of the income, gains and losses (realized or unrealized) that result from the separate account's assets are credited to or charged against Separate Account B without regard to our other income, gains and losses. We are obligated to pay all benefits and make all payments under the AFAdvantage Variable Annuity(R).

Underwriter

     American Fidelity Securities, Inc., a wholly-owned subsidiary of American Fidelity Corporation, is the principal underwriter for the annuity policies and acts as the distributor of the policies. The principal business address of American Fidelity Securities, Inc. is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

Legal Proceedings

     There are no pending material legal proceedings affecting us, Separate Account B or American Fidelity Securities, Inc.

Financial Statements

     Our financial statements and Separate Account B's financial statements are included in our Statement of Additional Information. The cover of this prospectus contains information about how to obtain our Statement of Additional Information.

                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION
                                                                       Page
                                                                       ----

General Information and History of American Fidelity Assurance Company...1
Calculation of Performance Data..........................................2
Federal Tax Status.......................................................6
Annuity Provisions......................................................15
Legal Opinions..........................................................16
Underwriter.............................................................16
Custodian and Independent Accountants...................................16
Financial Statements....................................................16




------------------------                                        PLACE
------------------------                                        STAMP
------------------------                                        HERE



                         American Fidelity Assurance Company
                         P.O. Box 25520
                         Oklahoma City, OK  73125-0520

                         Attention:  Annuity Services Department


Please send me the Statement of Additional Information for the following:

[ ]  AFAdvantage Variable Annuity(R)      [ ]  Dreyfus Variable Investment Fund
[ ]  American Fidelity Dual Strategy      [ ]  Dreyfus Investment Portfolios
     Fund, Inc.(R)                        [ ]  Federated Insurance Series
[ ]  American Century Variable            [ ]  Merrill Lynch Variable Series
     Portfolios                                Funds, Inc.
[ ]  The Dreyfus Socially Responsible     [ ]  Neuberger Berman Advisers
     Growth Fund, Inc.                         Management Trust
[ ]  Dreyfus Stock Index Fund

Name     ----------------------------------------------------------------
         (please print)
Address  ----------------------------------------------------------------
         (please print)
         ----------------------------------------------------------------
         (please print)
         ----------------------------------------------------------------
         (please print)


                         AFAdvantage Variable Annuity(R)

                                    issued by

                      American Fidelity Separate Account B

                                       and

                       American Fidelity Assurance Company


                       STATEMENT OF ADDITIONAL INFORMATION
                                   May 1, 2002


     This is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus dated May 1, 2002 for the AFAdvantage Variable Annuity(R).

     The Prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the Prospectus,

     write to us at:                call us at:         e-mail us at:
     P.O. Box 25520                 (800) 662-1106      va.help@af-group.com
Oklahoma City, Oklahoma 73125-0520


                         AFAdvantage Variable Annuity(R)

                                    issued by

                      American Fidelity Separate Account B

                                       and

                       American Fidelity Assurance Company


                       STATEMENT OF ADDITIONAL INFORMATION
                                   May 1, 2002


                                TABLE OF CONTENTS

                                                                       Page
                                                                       ----

General Information and History of American Fidelity Assurance Company...1
Calculation of Performance Data..........................................2
Federal Tax Status.......................................................6
Annuity Provisions......................................................15
Legal Opinions..........................................................16
Underwriter.............................................................16
Custodian and Independent Accountants...................................16
Financial Statements....................................................16


                         AFAdvantage Variable Annuity(R)

                                    issued by

                      American Fidelity Separate Account B

                                       and

                       American Fidelity Assurance Company


                       STATEMENT OF ADDITIONAL INFORMATION
                                   May 1, 2002


                       GENERAL INFORMATION AND HISTORY OF
                       AMERICAN FIDELITY ASSURANCE COMPANY

     American Fidelity Assurance Company was organized in Oklahoma in 1960. Neither the sales of variable annuity contracts nor the sales of any other insurance product by American Fidelity Assurance Company have ever been suspended by any state where we have done or are presently doing business.

     American Fidelity Assurance Company is a wholly-owned subsidiary of American Fidelity Corporation, an insurance holding company. The stock of American Fidelity Corporation is controlled by a family investment partnership, Cameron Enterprises, A Limited Partnership, an Oklahoma limited partnership. William M. Cameron, an individual, and Lynda L. Cameron, an individual, each own 50% of the common stock of Cameron Associates, Inc., the sole general partner of Cameron Enterprises, A Limited Partnership.

                         CALCULATION OF PERFORMANCE DATA

     From time to time, American Fidelity Assurance Company may advertise performance data as described in the Prospectus. All performance advertising will include quotations of standardized average annual total return (including withdrawal charges), calculated in accordance with standard methods prescribed by the rules of the Securities and Exchange Commission, to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return (including withdrawal charges) advertised for a specific period is found by first taking a hypothetical $1,000 investment in a portfolio on the first day of the period at the offering price, which is the accumulation unit value per unit (initial investment), and computing the ending redeemable value (redeemable value) of that investment at the end of the period. The average annual total return (T) is computed by equating the ending redeemable value (ERV) with the initial hypothetical $1,000 investment (P) over a period of years (n) according to the following formula: ERV = P (1+T)**n (where "**n" means to the nth power). Standardized average annual total return (including withdrawal charges) reflects the expenses of the portfolio, the deduction of the policy maintenance fee, and a charge for mortality and expense risk, distribution expense and administrative services. The redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states. Standardized average annual return calculations include performance information for the sub-accounts only for time periods since the inclusion date of the respective portfolios in Separate Account B.

     Non-standardized average annual total return (NOT including withdrawal charges) may also be advertised. Non-standardized average annual total return (NOT including withdrawal charges) is calculated the same way as average annual total return (including withdrawal charges) except the results do not reflect the deduction of withdrawal charges. Additionally, non-standardized performance may include periods that precede a portfolio's inclusion in Separate Account B.

     The standardized average annual total return quotations (including withdrawal charges) will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual total return (including withdrawal charges) will be based on calendar quarters and will cover periods of one year and the period of time since October 1997, Separate Account B's inception date, except that, if a portfolio has not been included in Separate Account B for the requisite period of time, the standardized performance calculations will cover only the period of time since the inclusion of the portfolio in Separate Account B. If the time period since the portfolio's inclusion in Separate Account B is less than one year, the performance number will not be annualized. A portfolio's performance prior to October 1997 (Separate Account B's inception date) or prior to the portfolio's inclusion in Separate Account B is not included in the presentation of the portfolio's standardized average annual total return calculations.

     Quotations of standardized average annual total return (including withdrawal charges) and non-standardized average annual total returns (NOT including withdrawal charges) are based upon historical earnings and will fluctuate. Past performance does not guarantee future results. Factors affecting the performance of a portfolio include general market conditions, operating expenses and investment management. An owner's value upon a withdrawal of a policy may be more or less than the original purchase payment.

Performance Information

     The accumulation units of Separate Account B have a limited performance history despite the fact that some of the portfolios available as eligible investment options have been in existence for a longer period of time than Separate Account B and have a longer history of investment performance. As stated above, a portfolio's performance information which precedes October 1997 (Separate Account B's inception date) or the portfolio's inclusion in Separate Account B is not included in the standardized average annual total return. Such performance may, however, be included in non-standardized calculations.

     In order to demonstrate how the historical investment experience of the portfolios affects accumulation unit values, the following performance information was developed. The information is based upon the historical experience of the portfolios and is for the periods shown. All calculations reflect the deduction of insurance charges, a $30 policy maintenance charge (eliminated as of May 1, 2002) and the expenses of the portfolio. The two charts cover different periods of time, and Chart 1, which indicates standardized peformance, reflects the deduction of the withdrawal charge, while Chart 2, which indicates non-standardized performance, does not reflect the deduction of the withdrawal charge.

     ACTUAL PERFORMANCE WILL VARY AND THE HYPOTHETICAL RESULTS SHOWN ARE NOT NECESSARILY REPRESENTATIVE OF FUTURE RESULTS. Performance for periods ending after those shown may vary substantially from the examples shown below. Chart 1 shows the standardized average annual total return (including withdrawal charges) of the accumulation units calculated for a specified period of time assuming an initial purchase payment of $1,000 allocated to each portfolio and a deduction of all charges and deductions (see "Expenses" in the Prospectus). Chart 2 calculations are performed in the same manner as Chart 1, except that Chart 2 does not reflect the deduction of the withdrawal charge. The performance figures in both charts also reflect the actual fees and expenses paid by each portfolio. Neither of the calculations reflect the deduction of any premium taxes.


CHART 1 - AVERAGE ANNUAL TOTAL RETURN (including withdrawal charges)
      (Standardized Performance)
                                                          SINCE INCLUSION   DATE SUB-ACCOUNT
                                                            IN SEPARATE       AVAILABLE AS AN
                                                 1 YEAR       ACCOUNT(1)     INVESTMENT OPTION
                                                 ------   ---------------    -----------------
American Fidelity Dual Strategy Fund, Inc.(R)    -22.40%      -7.72%              05/01/99
American Century Variable Portfolios
                  VP Balanced Fund                N/A        -13.97%              05/01/01
                  VP Capital Appreciation Fund    N/A        -27.08%              05/01/01
                  VP Income & Growth Fund         N/A        -18.67%              05/01/01
                  VP Ultra Fund                   N/A        -20.03%              05/01/01
                  VP International Fund           N/A        -25.12%              05/01/01
The Dreyfus Socially Responsible Growth Fund,
     Inc.                                        -32.59%      -0.89%              10/27/97
Dreyfus Stock Index Fund                         -23.17%      -0.08%              10/27/97
Dreyfus Variable Investment Fund
                  Growth and Income Portfolio    -17.42%      -0.70%              10/27/97
                  Small Company Stock Portfolio  -13.52%      -2.26%              10/27/97
                  International Value Portfolio  -24.11%      -6.35%              05/01/99
Dreyfus Investment Portfolios
                  Technology Growth Portfolio     N/A        -27.94%              05/01/01
Federated Insurance Series
                  Federated Fund For U.S.
                  Government Securities II        N/A         -8.08%              05/01/01
                  Federated Capital Appreciation
                  Fund II                         N/A        -26.58%              05/01/01
Merrill Lynch Variable Series Funds, Inc.
                  Basic Value V.I. Fund           -8.27%      -0.55%              05/01/99
                  Small Cap Value V.I. Fund       16.95%      10.36%              10/27/97
Neuberger Berman Advisers Management Trust
                  AMT Balanced Portfolio          N/A        -15.53%              05/01/01
                  AMT Growth Portfolio            N/A        -26.01%              05/01/01

---------------

(1) If less than one year, reflects total return for the period and is not annualized.

(2) Portfolios with inclusion date of October 27, 1997 have been eligible investment options of Separate Account B since Separate Account B's inception.


CHART 2 - AVERAGE ANNUAL TOTAL RETURN (NOT including withdrawal charges) (Non-Standardized Performance)
                                                                                            DATE
                                                                                          SUB-ACCOUNT
                                                                                           BECAME
                                                                10 YEARS      SINCE       AVAILABLE
                                                                OR SINCE     ADDITION       AS AN      PORTFOLIO
                                                                PORTFOLIO   TO SEPARATE   INVESTMENT   INCEPTION
                                              1 YEAR  5 YEARS   INCEPTION    ACCOUNT (1)    OPTION       DATE
                                              ------  -------   ---------   -----------   -----------  ---------
American Fidelity Dual Strategy Fund, Inc.(R)-15.65%    7.54%     8.20%    -5.78%         05/01/99     01/01/70(2)
American Century Variable Portfolios
               VP Balanced Fund               -7.98%    2.58%     2.38%    -6.49%         05/01/01     05/01/91
               VP Capital Appreciation Fund  -32.14%   -0.27%     0.77%   -20.75%         05/01/01     11/20/87
               VP Income & Growth Fund       -12.72%      N/A     2.28%   -11.60%         05/01/01     10/30/97
               VP Ultra Fund                    N/A       N/A   -13.08%   -13.08%         05/01/01     05/01/01
               VP International              -33.23%    2.56%     2.67%   -18.62%         05/01/01     05/01/94
The Dreyfus Socially Responsible Growth
     Fund, Inc.                              -26.73%    4.56%     8.68%    -0.01%         10/27/97     10/07/93
Dreyfus Stock Index Fund                     -16.49%    6.62%     8.79%     0.96%         10/27/97     09/29/89
Dreyfus Variable Investment Fund
               Growth and Income Portfolio   -10.24%    2.45%     9.91%     0.17%         10/27/97     05/02/94
               Small Company Stock Portfolio  -6.00%    1.92%     2.62%    -1.40%         10/27/97     05/01/96
               International Value Portfolio -17.51%    0.56%     0.36%    -4.38%         05/01/99     05/01/96
Dreyfus Investment Portfolios
               Technology Growth Portfolio   -37.12%      N/A   -15.77%   -21.67%         05/01/01     08/31/99
Federated Insurance Series
               Federated Fund For U.S.
                Government Securities II       2.44%    2.19%     1.72%    -0.09%         05/01/01     03/01/94
               Federated Capital Appreciation
                Fund II                      -29.15%      N/A   -35.40%   -20.19%         05/01/01     06/16/00
Merrill Lynch Variable Series Funds, Inc.
               Basic Value V.I. Fund          -0.30%    9.33%    10.61%     1.54%         05/01/99     07/01/93
               Small Cap Value V.I. Fund      24.95%   11.40%     9.48%    11.33%         10/27/97     04/20/82
Neuberger Berman Advisers Management Trust
               AMT Balanced Portfolio        -17.65%    4.17%     4.04%    -8.18%         05/01/01     02/28/89
               AMT Growth Portfolio          -34.40%    2.91%     4.38%   -19.58%         05/01/01     09/10/84



(1) If less than one year, reflects total return for the period and is not annualized.

(2) American Fidelity Dual Strategy Fund, Inc.(R) acquired all of the assets and liabilities of its predecessor, American Fidelity Variable Annuity Fund A, on January 1, 1999, and treats the past performance of its predecessor as its own for all periods prior to the date of the acquisition.


                               FEDERAL TAX STATUS

     NOTE: The following description is based upon American Fidelity Assurance Company's understanding of current federal income tax law applicable to annuities in general. American Fidelity Assurance Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. American Fidelity Assurance Company does not guarantee the tax status of the policies. Purchasers bear the complete risk that the policies may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

     Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. An owner (other than a corporation or other non-natural person) is not taxed on increases in the value of a policy until distribution occurs, either in the form of a lump sum payment or as annuity payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the policy. For non-qualified policies, this cost basis is generally the purchase payments, while for qualified policies there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

     For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the policy (adjusted for any period certain or refund feature) bears to the expected return under the policy. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the policy (adjusted for any period certain or refund feature) by the number of years over which the annuity is expected to be paid. The exclusion amount for payments made from a policy issued pursuant to a qualified plan is generally determined by dividing the cost-basis of the policy by the anticipated number of payments to be made under the policy. Payments received after the investment in the policy has been recovered (i.e., when the total of the excludable amounts equal the investment in the policy) are fully taxable. The taxable portion is taxed at ordinary income rates. For certain types of qualified plans there may be no cost basis in the policy within the meaning of
Section 72 of the Code. Owners, annuitants and beneficiaries under the policies should seek competent financial advice about the tax consequences of any distributions.

     American Fidelity Assurance Company is taxed as a life insurance company under the Code. For federal income tax purposes, Separate Account B is not a separate entity from American Fidelity Assurance Company, and its operations form a part of American Fidelity Assurance Company.

Diversification

     Section 817 (h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (the "Treasury Department"). Disqualification of the policy as an annuity contract would result in imposition of federal income tax to the policy owner with respect to earnings allocable to the policy prior to the receipt of payments under the policy. The Code contains a safe harbor provision which provides that annuity contracts such as the policies meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

     On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment portfolios underlying variable contracts such as the policies. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

     The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

     American Fidelity Assurance Company intends that all funds underlying the policies will be managed by the investment advisers in such a manner as to comply with these diversification requirements.

     The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which owner control of the investments of Separate Account B will cause the owner to be treated as the owner of the assets of Separate Account B, thereby resulting in the loss of favorable tax treatment for the policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

     The amount of owner control which may be exercised under the policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered as the owner of the assets of Separate Account B resulting in the imposition of federal income tax to the owner with respect to earnings allocable to the policy prior to receipt of payments under the policy.

     In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the owner being retroactively determined to be the owner of the assets of Separate Account B.

     Due to the uncertainty in this area, American Fidelity Assurance Company reserves the right to modify the policy in an attempt to maintain favorable tax treatment.

Multiple Policies

     The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year period.

Policies Owned By Other Than Natural Persons

     Under Section 72 (u) of the Code, the investment earnings on purchase payments for the policies will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such policies generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to policies held by a trust or other entity as an agent for a natural person nor to policies held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a policy to be owned by a non-natural person.

Tax Treatment of Assignments

     An assignment or pledge of a policy may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign or pledge their policies.

Income Tax Withholding

     All distributions or the portion thereof which is includible in the gross income of the owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

     Certain  distributions from retirement plans qualified under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: (a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; (b) distributions which are required minimum distributions; or (c) the portion of the distributions not includible in gross income (i.e., returns of after-tax contributions). Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

Tax Treatment of Withdrawals - Non-Qualified Policies

     The following discussion in this section explains how the general principles of tax-deferred investing apply to a non-qualified policy when the owner of such policy is a natural person. As described above, different rules may apply to an owner of a non-qualified policy that is not a natural person, such as a corporation. The discussion assumes at all times that the non-qualified policy will be treated as an "annuity policy" under the Code.

Tax Treatment of Withdrawals, Surrenders and Distributions

     The cost basis of a non-qualified policy is generally the sum of the purchase payments for the policy. The taxpayer will generally have to include in income the portion of any payment from a non-qualified policy that exceeds the portion of the cost basis (or principal) of the policy which is allocable to such payment. The difference between the cost basis and the value of the non-qualified policy represents the increase in the value of the policy. The taxable portion of a payment from a non-qualified policy is generally taxed at the taxpayer's marginal income tax rate.

     Partial Withdrawals. A partial withdrawal refers to a withdrawal from a non-qualified policy that is less than its total value and that is not paid in the form of an annuity. Usually, a partial withdrawal of the value of a non-qualified policy will be treated as coming first from earnings (which represent the increase in the value of the policy). This portion of the withdrawal will be included in the taxpayer's income. After the earnings portion is exhausted, the remainder of the partial withdrawal will be treated as coming from the taxpayer's principal in the policy (generally the sum of the purchase payments). This portion of the withdrawal will not be included in income. If the non-qualified policy contains investments made prior to August 14, 1982, a partial withdrawal from the policy will be treated, to the extent it is allocable to such pre-August 14, 1982 investments, as coming first from principal and then, only after the principal portion is exhausted, from earnings.

     Surrenders. If a taxpayer surrenders a non-qualified policy and receives a lump sum payment of its entire value, the portion of the payment that exceeds the taxpayer's then remaining cost basis in the policy will be included in income. The taxpayer will not include in income the part of the payment that is equal to the cost basis.

Tax Treatment of Annuity Payments

     If a taxpayer receives annuity payments from a non-qualified policy, a fixed portion of each payment is generally excludable from income as a tax-free recovery of cost basis in the policy and the balance is included in income. The portion of the payment that is excludable from income is determined under detailed rules provided in the Code (which in general terms determine such excludable amount by dividing the cost basis in the policy at the time the annuity payments begin by the expected return under the policy). If the annuity payments continue after the cost basis has been recovered, the additional payments will generally be included in full in income.

Penalty Tax on Distributions

     Generally, a penalty equal to 10% of the amount of any payment that is includable in the taxpayer's income will apply to any distribution received from a non-qualified policy in addition to ordinary income tax. This 10% penalty will not apply, however, if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

o A distribution that is made on or after the date the taxpayer reaches age 59 1/2;

o    A distribution that is made on or after the death of the owner;

o A distribution that is made when the taxpayer is disabled (as that term is defined in Section 72(m)(7) of the Code);

o A distribution that is made as part of a series of substantially equal periodic payments which are made at least annually for the taxpayer's life (or life expectancy) or the joint lives (or joint life expectancies) of the taxpayer and his joint beneficiary;

o A part of a distribution that is attributable to investment in the policy prior to August 14, 1982; and

o A distribution that is paid as an immediate annuity (as that term is defined in Section 72(u)(4) of the Code).

Required Distributions

     To qualify as an "annuity policy" under the Code, a non-qualified policy must meet certain distribution requirements. Generally, if the owner/annuitant dies before annuity payments begin, the amounts accumulated under the non-qualified policy either must be distributed within 5 years of death or must begin to be paid within one year of death under a method that will pay the entire value of the policy over the life (or life expectancy) of the beneficiary under the policy. Special rules apply, however, if the beneficiary under the policy is the surviving spouse of the owner. If the owner's spouse is the beneficiary under the policy, these rules involving required distributions in the event of death will be applied as if the surviving spouse had been the original owner of the policy. If the owner/annuitant dies after annuity payments have begun, payments generally must continue at least as rapidly as under the method in effect at death (unless such method provides that payments stop at death). Payments made upon the death of the annuitant who is not the owner of the policy do not qualify for the death of the owner exception to the 10% penalty tax described above, unless another exception applies.

     The above information does not apply to qualified policies. However, separate tax withdrawal penalties and restrictions apply to such qualified policies. (See "Tax Treatment of Withdrawals - Qualified Policies.")

Qualified Plans

     The policies offered by the prospectus are designed to be suitable for use under various types of qualified plans. Because of the minimum purchase payment requirements, the policies may not be appropriate for some periodic payment retirement plans. Taxation of participants in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the policies issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into American Fidelity Assurance's administrative procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law. Following are general descriptions of the types of qualified plans with which the policies may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a policy issued under a qualified plan.

     Policies issued pursuant to qualified plans include special provisions restricting policy provisions that may otherwise be available and described in this Statement of Additional Information. Generally, policies issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from qualified policies. (See "Tax Treatment of Withdrawals - Qualified Policies.")

Tax-Sheltered Annuities

     Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the policies for the benefit of their employees. Such contributions are not includable in the gross income of the employee until the employee receives distributions from the policy. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Policies" and "Tax-Sheltered Annuities and 401(k) Plans - Withdrawal Limitations.") Employee loans are allowed under these policies. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment and the tax consequences of loans.

Individual Retirement Annuities

     Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which may be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Policies.") Under certain conditions, distributions from other IRAs and other qualified plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of policies for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of policies to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Roth IRAs

     Beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $3,000 per year. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $3,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRAs and traditional IRAs. Additional catch-up contributions are permitted under certain circumstances.

     Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2; on the individual's death or disability; or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

     Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year periods beginning with tax year 1998.

     Purchasers of policies to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

H.R. 10 Plans

     Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Policies.") Purchasers of policies for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Corporate Pension and Profit-Sharing/401(k) Plans

     Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the policies to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Policies.") Purchasers of policies for use with Corporate Pension or Profit Sharing/401(k) Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax Treatment of Withdrawals - Qualified Policies

     The   following   discussion   explains  how  the  general   principles  of
tax-deferred investing apply to policies issued pursuant to qualified plans.

Special Tax Treatment for Lump Sum Distributions from a Corporate Pension or Profit-Sharing/401(k) or H.R. 10 Plan

     If the taxpayer receives an amount from a policy issued pursuant to a Corporate Pension or Profit-Sharing/401(k) or H.R. 10 Plan and the distribution qualifies as a lump sum distribution under the Code, the portion of the distribution that is included in income may be eligible for special tax treatment. The plan administrator should provide the taxpayer with information about the tax treatment of a lump sum distribution at the time the distribution is made.

Special Rules for Distributions that are Rolled Over

     In addition, special rules apply to a distribution from a policy that relates to a Corporate Pension or Profit-Sharing/401(k) or H.R. 10 Plan or a
Section 403(b) Tax-Sheltered Annuity if the distribution is properly rolled over in accordance with the provisions of the Code. These provisions contain various requirements, including the requirement that the rollover be made directly from the distributing plan or within 60 days of receipt:

o To a traditional individual retirement arrangement under Section 408 of the Code;

o To another Corporate Pension or Profit-Sharing/401(k) or H.R. 10 Plan or an annuity plan under Section 403(a) of the Code;

o    To a Section 403(b) Tax-Sheltered Annuity.

     These special rules only apply to distributions that qualify as "eligible rollover distributions" under the Code. In general, a distribution from a Corporate Pension or Profit-Sharing/401(k) or H.R. 10 Plan, IRA, Section 403(b) Plan or governmental 457(b) plan will be an eligible rollover distribution EXCEPT to the extent:

o It represents the return of "after-tax" contributions or is not otherwise includable in income (unless the distribution is rolled over to a traditional individual retirement arrangemnet under Section 48 of the Code, a Corporate Pension Profit-Sharing/401(k) or H.R.10 Plan and certain requirements are met);

o It is part of a series of payments made for the taxpayer's life (or life expectancy) or the joint lives (or joint life expectancies) of the taxpayer and his Beneficiary under the plan or for a period of more than ten years;

o It is a required minimum distribution under Section 401(a)(9) of the Code as described below; or

o    It is made from a Plan by reason of a hardship.

     Required  minimum   distributions   under  Section  401(a)(9)  include  the
following required payments:

o If the plan is an Individual Retirement Annuity, required payments for the calendar year in which the taxpayer reaches age 70 1/2 or any later calendar year; and

o If the plan is a Corporate Pension or Profit-Sharing/401(k), H.R. 10, Tax-Sheltered Annuity, or 457(b) Deferred Compensation Plan (and if the taxpayer does not own more than 5% of the employer maintaining the applicable plan), required payments for the later of the calendar year in which the taxpayer reaches age 70 1/2 or the calendar year the taxpayer terminates employment with the employer or for any later calendar year. The above rule for IRAs applies to taxpayers who are more than 5% owners.

     The   administrator  of  the  applicable   qualified  plan  should  provide
additional information about these rollover tax rules when a distribution is made.

Distributions in the Form of Annuity Payments

     If any distribution is made from a qualified policy issued pursuant to a qualified plan and is made in the form of annuity payments (and is not eligible for rollover or is not in any event rolled over), a fixed portion of each payment is generally excludable from income for federal income tax purposes to the extent it is treated as allocable to the taxpayer's "after-tax" contributions to the policy (and any other cost basis in the policy). To the extent the payment exceeds such portion, it is includable in income. The portion of the annuity payment that is excludable from income is determined under detailed rules provided in the Code. In very general terms, these detailed rules determine such excludable amount by dividing the "after-tax" contributions and other cost basis in the policy at the time the annuity payments begin by the anticipated number of payments to be made under the policy. If the annuity payments continue after the number of anticipated payments has been made, such additional payments will generally be included in full in income.

Penalty Tax on Withdrawals

     Generally, there is a penalty tax equal to 10% of the portion of any payment from a qualified policy that is included in income. This 10% penalty will not apply if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

o A distribution that is made on or after the date the taxpayer reaches age 59 1/2;

o A distribution that is properly rolled over to a traditional IRA or to another eligible employer plan or account;

o    A distribution that is made on or after the death of the owner;

o A distribution that is made when the taxpayer is totally disabled (as defined in Section 72(m)(7) of the Code);

o A distribution that is made as part of a series of substantially equal periodic payments which are made at least annually for the taxpayer's life (or life expectancy) or the joint lives (or joint life expectancies) of the taxpayer and his joint beneficiary under the qualified policy (and, with respect to qualified policies issued pursuant to Corporate Pension and Profit-Sharing/401(k) or H.R. 10 Plans, which begin after the taxpayer separates from service with the employer maintaining the plan);

o A distribution that is made by reason of separation from service with the employer maintaining the applicable plan during or after the calendar year in which the taxpayer reaches age 55;

o A distribution that is made to the taxpayer to the extent it does not exceed the amount allowable as a deduction for medical-care under Section 213 of the Code (determined without regard to whether the taxpayer itemizes deductions);

o A distribution that is made to an alternate payee pursuant to a qualified domestic relations order (that meets the conditions of Section 414(p) of the Code) (not applicable to Individual Retirement Annuities);

o Distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the owner or annuitant (as applicable) and his or her spouse and dependents if the owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the owner or annuitant (as applicable) has been re-employed for at least 60 days);

o Distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the owner or annuitant (as applicable) for the taxable year; and

o Distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code).

Required Distributions

     Distributions from a policy issued pursuant to a qualified plan (other than a Roth IRA) must meet certain rules concerning required distributions that are set forth in the Code. Such rules are summarized below:

o Required distributions generally must start by April 1 of the calendar year following the calendar year in which the taxpayer reaches age 70 1/2; and

o If the qualified plan is a Corporate Pension or Profit-Sharing/401(k), H.R. 10, or 403(b) Tax-Sheltered Annuity Plan and the taxpayer does not own more than 5% of the employer maintaining the plan, the required distributions generally do not have to start until April 1 of the calendar year following the later of the calendar year in which the taxpayer reaches age 70 1/2 or the calendar year in which the taxpayer terminates employment with the employer and

o When distributions are required under the Code, a certain minimum amount, determined under the Code, must be distributed each year.

     In addition, other rules apply under the Code to determine when and how required minimum distributions must be made in the event of the taxpayer's death. The applicable plan documents will contain such rules.

Tax-Sheltered Annuities and 401(k) Plans - Withdrawal Limitations

     The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) or 401(k) of the Code) to circumstances only when the owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the owner's policy value which represents contributions by the owner and does not include any investment results. The limitations on withdrawals apply only to salary reduction contributions made after the end of the plan year beginning in 1988, and to income attributable to such contributions and to income attributable to amounts held as of the end of the plan year beginning in 1988.

     The limitations on withdrawals do not affect rollovers and transfers between certain qualified plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

Tax-Sheltered Annuities/Loans

     If a policy is issued pursuant to a 403(b) Tax-Sheltered Annuity, the owner may take a loan under the policy at any time before annuity payments begin. However, no loans will be made during the first policy year. The security for the loan will be the value of the policy invested in the guaranteed interest account. The loan cannot be more than the lesser of $50,000 or one-half of the value of the policy in the guaranteed interest account. Under certain circumstances, the $50,000 limit may be reduced. The minimum loan amount is $2,500 (which can be changed at our discretion).

     If a loan payment is not made before the end of the calendar quarter following the calendar quarter in which the payment was due, the outstanding loan balance (principal plus interest) will become due and payable. If the loan payment is not repaid within such time period, the loan balance plus interest will be considered in default and will be treated as taxable income for the tax year of the default. Satisfaction of any unpaid loan balance plus interest from the guaranteed interest account will only occur when the taxpayer qualifies for a plan distribution under the Code. If the loan is in default and the taxpayer does not yet qualify for a distribution to satisfy the outstanding loan balance, the loan will continue to accrue interest (but such interest accruals will not result in additional deemed distributions). A loan is treated as a distribution for tax purposes to the extent the loan amount exceeds the lesser of: (1) the greater of 50% of the owner's vested account balance or $10,000; or (2) $50,000, reduced by the owner's highest outstanding loan balance during the preceding 12-month period. If all or a portion of a loan is treated as a distribution, any amounts which are treated as distributions may become taxable and will be subject to income tax and penalties, if applicable.

                               ANNUITY PROVISIONS

Variable Annuity Payout

     An owner may elect a variable annuity payout. Variable annuity payments reflect the investment performance of the portfolios in accordance with the allocation of the value of the policy to the portfolios during the annuity period. Variable annuity payments are not guaranteed as to dollar amount.

     American Fidelity Assurance Company will determine the number of annuity units payable for each payment by dividing the dollar amount of the first annuity payment by the annuity unit value for each applicable portfolio on the annuity date. This sets the number of annuity units for each applicable portfolio. The number of annuity units payable remains the same unless an owner transfers a portion of the annuity benefit to another portfolio or to a fixed annuity. The dollar amount is not fixed and will change from month to month.

     The dollar amount of the variable annuity payments for each applicable portfolio after the first payment is determined by multiplying the fixed number of annuity units per payment in each portfolio by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable portfolio. The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the policy maintenance charge.

Variable Annuity Unit

     The value of any annuity unit for each portfolio was arbitrarily set initially at $10. The annuity unit value at the end of any subsequent valuation period is determined as follows:

o The net investment factor for the current valuation period is multiplied by the value of the annuity unit for the fund for the immediately preceding valuation period; and

o The result is then divided by the assumed investment rate factor which equals 1.00 plus the assumed investment rate for the number of days since the preceding valuation date.

     An owner can choose either a 3%, 4%, or 5% assumed investment rate. If one is not chosen, the assumed investment rate will be 3%.

     The assumed investment rate is the assumed rate of return used to determine the first annuity payment for a variable annuity option. A higher assumed investment rate will result in a higher first payment. Choice of a lower assumed investment rate will result in a lower first payment. Payments will increase whenever the actual return exceeds the chosen rate. Payments will decrease whenever the actual return is less than the chosen rate.

Fixed Annuity Payout

     The dollar amount of each fixed annuity payment will be at least as great as that determined in accordance with the 3% annuity table. The fixed annuity provides a 3% annual guaranteed interest rate on all annuity options. American Fidelity Assurance Company may pay or credit excess interest on a fixed annuity at its discretion.

                                 LEGAL OPINIONS

     McAfee & Taft A Professional Corporation, Oklahoma City, Oklahoma, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the policies.

                                   UNDERWRITER

     American Fidelity Securities, Inc., a wholly-owned subsidiary of American Fidelity Assurance Company, is the principal underwriter for the annuity policies and acts as the distributor of the policies. The policies are offered on a continuous basis. The aggregate underwriting commissions paid to and retained by American Fidelity Securities in connection with Separate Account B for 1999, 2000 and 2001 were $88,294, $238,388 and $465,269, respectively.

                      CUSTODIAN AND INDEPENDENT ACCOUNTANTS

     The name and address of the person who maintains physical possession of the accounts, books and other documents of American Fidelity Separate Account B required by Section 31(a) of the Investment Company Act of 1940 is David R. Carpenter, Executive Vice President and Treasurer, American Fidelity Assurance Company, 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

     The financial statements of American Fidelity Separate Account B included in this Statement of Additional Information have been audited by KPMG LLP, independent auditors, as set forth in its report appearing below. KPMG LLP's address is 700 Oklahoma Tower, Oklahoma City, Oklahoma 73102.

                              FINANCIAL STATEMENTS

     Following are the financial statements of the Separate Account and American Fidelity Assurance Company. The financial statements of American Fidelity Assurance Company included herein should be considered only as bearing upon the ability of American Fidelity Assurance Company to meet its obligations under the policies.

                          Independent Auditors' Report


Board of Directors
American Fidelity Assurance Company, and
Contract Owners
American Fidelity Separate Account B:


We have audited the accompanying statements of assets and liabilities of the Socially Responsible Growth, Stock Index, Growth and Income, Small Company Stock, International Value, Technology Growth, Prime Bond, American Balanced, High Current Income, Small Cap Value Focus (formerly Special Value Focus), International Equity Focus, Basic Value Focus Value Priced (VP) Balanced, VP Capital and Appreciation, VP Income and Growth, VP Ultra, VP International, Dual Strategy Fund, U.S. Government, Large Cap Growth, AMT Balanced and AMT Growth Segregated Sub-Accounts of American Fidelity Separate Account B as of December 31, 2001, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of Account B's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2001 were verified by confirmation with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the aforementioned Segregated Sub-Accounts of American Fidelity Separate Account B as of December 31, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                             /s/ KPMG LLP

Oklahoma City, Oklahoma
January 18, 2002

                                                  AMERICAN FIDELITY SEPARATE ACCOUNT B

                                                  Statements of Assets and Liabilities

                                                           December 31, 2001


                                                                                   Segregated Sub-Accounts
                                                 -----------------------------------------------------------------------------------
                                                    Socially                        Growth        Small
                                                   Responsible      Stock            and         Company    International Technology
                                                     Growth         Index           Income        Stock        Value        Growth
                                                 --------------   ----------     -----------   -----------  ------------- ----------
Investments:
    Dreyfus Socially Responsible Growth
       Fund, Inc. (325,508 shares at net
       asset value of $26.67 per share)
       (cost $10,723,256)                        $   8,681,304

    Dreyfus Stock Index Fund (499,465
       shares at net asset value of
       $29.36 per share) (cost $16,833,308)                       14,664,279

    Dreyfus Variable Investment Funds:
       Growth and Income Portfolio (199,697
         shares at net asset value of
         $21.65 per share) (cost $4,649,454)                                       4,323,442

       Small Company Stock Portfolio
         (102,128 shares at net asset value
         of $17.79 per share) (cost $1,652,991)                                                  1,816,864

       International Value Portfolio (47,029
         shares at net asset value of $11.56
         per share) (cost $623,476)                                                                               543,657

    Dreyfus Investment Portfolios:
       Technology Growth Portfolio (9,811
         shares at net asset value of $9.49
         per share) (cost $88,761)                                                                                            93,104
                                                 -------------   -----------     -----------   -----------  ------------- ----------
                 Total assets                       8,681,304     14,664,279       4,323,442     1,816,864        543,657     93,104

Total liabilities                                           -              -               -             -              -          -
                                                 -------------   -----------     -----------   -----------  ------------- ----------
Net assets                                       $  8,681,304     14,664,279       4,323,442     1,816,864        543,657     93,104
                                                 =============   ===========     ===========   ===========  ============= ==========
Accumulation units outstanding                        766,867      1,239,428         373,878       165,204         56,210     11,448
                                                 =============   ===========     ===========   ===========  ============= ==========
Net asset value per unit                         $     11.320         11.831          11.564        10.998        9.672        8.133
                                                 =============   ===========     ===========   ===========  ============= ==========


See accompanying notes to financial statements.                                                                 (Continued)

                                                 AMERICAN FIDELITY SEPARATE ACCOUNT B

                                                 Statements of Assets and Liabilities

                                                          December 31, 2001


                                                                                      Segregated Sub-Accounts
                                                            ------------------------------------------------------------------------
                                                                                       High    Small Cap    International  Basic
                                                               Prime       American  Current     Value         Equity      Value
                                                               Bond        Balanced   Income     Focus         Focus       Focus
                                                            ------------  ---------  --------  -----------  ------------- ----------
Investments:

    Merrill Lynch Variable Series Funds:

       Prime Bond Fund                                      $          -

       American Balanced Fund                                                     -

       High Current Income Fund                                                             -

       Small Cap Value V.I. Fund, formerly
         Special Value Focus Fund  (85,483 shares at net
         asset value of $25.07 per share) (cost $1,948,200)                                      2,143,053

       International Equity Focus Fund                                                                                  -

       Basic Value V.I. Fund (56,235 shares at net
         asset value of $13.47 per share) (cost $764,943)                                                                    757,483
                                                            ------------  ---------  --------  -----------  -------------  ---------
                 Total assets                                          -          -         -    2,143,053              -    757,483

Total liabilities                                                      -          -         -            -              -          -
                                                            ------------  ---------  --------  -----------  -------------  ---------
Net assets                                                  $          -          -         -    2,143,053              -    757,483
                                                            ============  =========  ========  ===========  =============  =========
Accumulation units outstanding                                         -          -         -      119,801              -     66,644
                                                            ============  =========  ========  ===========  =============  =========
Net asset value per unit                                    $     10.000     10.000    10.000       17.888         10.000     11.366
                                                            ============  =========  ========  ===========  =============  =========


See accompanying notes to financial statements.                                                             (Continued)

                                                 AMERICAN FIDELITY SEPARATE ACCOUNT B

                                                 Statements of Assets and Liabilities

                                                            December 31, 2001


                                                                                       Segregated Sub-Accounts
                                                           -------------------------------------------------------------------------
                                                                           VP          VP                                  Dual
                                                               VP      Capital and  Income and     VP          VP         Strategy
                                                            Balanced  Appreciation    Growth     Ultra    International    Fund
                                                           ---------- ------------  ----------- --------  -------------  -----------
Investments:

  American Century Variable Portfolios:

     VP Balanced (53,476 shares at net asset
       value of $6.59 per share) (cost $354,693)           $  352,407

     VP Capital & Appreciation (11,358 shares at net
       asset value of $7.50 per share) (cost $95,772)                       85,184

     VP Income & Growth (20,455 shares at net asset
       value of $6.46 per share) (cost $133,793)                                        132,138

     VP Ultra (20,570 shares at net asset value of
       $9.53 per share) (cost $193,742)                                                          196,037

     VP International Value (6,596 shares at net asset
       value of $6.59) (cost $44,805)                                                                            43,469

  American Fidelity Dual Strategy Fund, Inc. (632,807
     shares at net asset value of $10.26)
     (cost $7,012,933)                                                                                                    6,491,964
                                                           ----------  -----------  ----------- --------  -------------  -----------
               Total assets                                   352,407       85,184      132,138   96,037         43,469   6,491,964
Total liabilities                                                   -            -            -        -              -           -
                                                           ----------  -----------  ----------- --------  -------------  -----------
Net assets                                                 $  352,407       85,184      132,138  196,037         43,469   6,491,964

Accumulation units outstanding                                 36,514       10,356       14,457   21,801          5,151     694,276
                                                           ==========  ===========  =========== ========  =============  ===========
Net asset value per unit                                   $    9.651        8.226        9.140    8.992          8.439       9.351
                                                           ==========  ============ =========== ========  =============  ===========

See accompanying notes to financial statements.                                                            (Continued)

                                                 AMERICAN FIDELITY SEPARATE ACCOUNT B

                                                 Statements of Assets and Liabilities

                                                          December 31, 2001

                                                                                  Segregated Sub-Accounts
                                                              --------------------------------------------------------------
                                                                    U.S.             Large           AMT             AMT
                                                                 Government        Cap Growth      Balanced         Growth
                                                              ---------------     ------------    ----------      ----------
Investments:
    Federated Insurance Series Trust:

         Federated Fund for U.S. Government Securities II
            (34,504 shares at net asset value
            of $11.43 per share) (cost $387,395)              $       394,379

         Federated Fund Large Cap Growth Fund II
            (3,586 shares at net asset value
            of $5.75) (cost $21,590)                                                    20,621

    Neuberger Berman Advisers Management Trust:

       AMT Balanced Portfolio (35,424 shares at net
         asset value of $9.66 per share) (cost $334,198)                                             342,197

       AMT Growth Portfolio (4,554 shares at net
         asset value of $11.52) (cost $52,567)                                                                        52,460
                                                              ---------------     ------------    ----------      ----------
                 Total assets                                         394,379           20,621       342,197          52,460

Total liabilities                                                           -                -             -               -
                                                              ---------------     ------------    ----------      ----------
Net assets                                                    $       394,379           20,621       342,197          52,460
                                                              ===============     ============    ==========      ==========
Accumulation units outstanding                                         38,323            2,490        36,090           6,289
                                                              ===============     ============    ==========      ==========
Net asset value per unit                                      $        10.291            8.281         9.482           8.342
                                                              ===============     ============    ==========      ==========


See accompanying notes to financial statements.                                                   (Continued)

                                                 AMERICAN FIDELITY SEPARATE ACCOUNT B

                                                       Statements of Operations

                                                           December 31, 2001


                                                                                    Segregated Sub-Accounts
                                                       ----------------------------------------------------------------------------
                                                          Socially                   Growth      Small
                                                         Responsible    Stock         and       Company   International Technology
                                                           Growth       Index        Income      Stock         Value       Growth
                                                       ------------  -----------  -----------  ---------  ------------- -----------
Investment income (loss):
    Investment income distribution
       from underlying mutual fund                     $      5,656      146,372       19,266        974         5,056            -
                                                       ------------  -----------  -----------  ---------  ------------  -----------
    Less expenses:
       Mortality and risk                                    89,874      158,963       45,934     18,811         5,228          360
       Administration                                        10,785       19,076        5,512      2,257           627           43
       Distribution                                           7,190       12,717        3,675      1,505           418           29
                                                       ------------  -----------  -----------  ---------  ------------  -----------
          Total expenses                                    107,849      190,756       55,121     22,573         6,273          432
                                                       ------------  -----------  -----------  ---------  ------------  -----------
          Net investment income (loss)                     (102,193)     (44,384)     (35,855)   (21,599)       (1,217)        (432)

Realized gains (losses) on investments:
    Realized gains distributions from underlying
       mutual fund                                                -       76,415       54,873          -         1,834            -
                                                       ------------  -----------  -----------  ---------  ------------  -----------
    Proceeds from sales                                     166,695      217,262       37,995     50,791        21,924           21
    Cost of investments sold                                203,152      251,827       38,522     50,844        23,811           20
                                                       ------------  -----------  -----------  ---------  ------------  -----------
                                                            (36,457)     (34,565)        (527)       (53)       (1,887)           1
                                                       ------------  -----------  -----------  ---------  ------------  -----------
          Net realized gains
             (losses) on investments                        (36,457)      41,850       54,346        (53)          (53)           1
                                                       ------------  -----------  -----------  ---------  ------------  -----------
Unrealized appreciation (depreciation)
   on investments:
End of year                                              (2,041,952)  (2,169,029)    (326,012)   163,873       (79,819)       4,343
Beginning of year                                          (343,809)    (411,704)     (47,944)   171,629       (21,327)           -
                                                       ------------  -----------  -----------  ---------  ------------  -----------
          Change in unrealized appreciation
            (depreciation)                               (1,698,143)  (1,757,325)    (278,068)    (7,756)      (58,492)       4,343
          Net increase (decrease) in net
            assets resulting from operations           $ (1,836,793)  (1,759,859)    (259,577)   (29,408)      (59,762)       3,912
                                                       ============  ===========  ===========  =========  ============  ===========

See accompanying notes to financial statements.                                                                         (Continued)

                                                 AMERICAN FIDELITY SEPARATE ACCOUNT B

                                                        Statements of Operations

                                                            December 31, 2001


                                                                                      Segregated Sub-Accounts
                                                             ----------------------------------------------------------------------
                                                                                         High     Small Cap International   Basic
                                                                Prime     American      Current     Value      Equity       Value
                                                                Bond      Balanced      Income      Focus       Focus       Focus
                                                             ---------   ----------    --------  ---------- ------------- ---------
Investment income (loss):
    Investment income distribution from
       underlying mutual fund                                $  20,850            -       7,680       5,083           967     7,186
                                                             ---------   ----------    --------  ---------- ------------- ---------
    Less expenses:
       Mortality and risk                                        4,062       10,214         825      17,021           421     5,583
       Administration                                              488        1,226          99       2,042            51       670
       Distribution                                                325          817          66       1,362            34       447
                                                             ---------   ----------    --------  ---------- ------------- ---------
           Total expenses                                        4,875       12,257         990      20,425           506     6,700
           Net investment income (loss)                         15,975      (12,257)      6,690     (15,342)          461       486

Realized gains (losses) on investments:
    Realized gains distributions from
       underlying mutual fund                                        -            -           -     110,980             7    24,326
                                                             ---------   ----------    --------  ---------- ------------- ---------
    Proceeds from sales                                        668,009   1,668,100      132,215     167,460       123,523    82,110
    Cost of investments sold                                   667,359   2,020,571      152,873     176,095       128,789    93,815
                                                             ---------   ---------     --------  ---------- ------------- ---------
                                                                   650    (352,471)     (20,658)     (8,635)       (5,266)  (11,705)
                                                             ---------   ---------     --------  ---------- ------------- ---------
           Net realized gains (losses) on investments              650    (352,471)     (20,658)    102,345        (5,259)   12,621

Unrealized appreciation (depreciation) on investments:
End of year                                                          -           -            -     194,853             -    (7,460)
Beginning of year                                               (5,267)   (268,197)     (19,709)    (44,241)        3,933     1,205
                                                             ---------   ---------     --------   --------- ------------- ---------
           Change in unrealized appreciation (depreciation)      5,267     268,197       19,709     239,094        (3,933)   (8,665)
                                                             ---------   ---------     --------   --------- ------------- ---------
           Net increase (decrease) in net assets resulting
             from operations                                 $  21,892     (96,531)       5,741     326,097        (8,731)    4,442
                                                             =========   =========     ========   ========= ============= =========

See accompanying notes to financial statements.                                                             (Continued)

                                                 AMERICAN FIDELITY SEPARATE ACCOUNT B

                                                       Statements of Operations

                                                           December 31, 2001

                                                                                     Segregated Sub-Accounts
                                                          -------------------------------------------------------------------------
                                                                        VP            VP                                   Dual
                                                             VP     Capital and   Income and     VP           VP         Strategy
                                                          Balanced  Appreciation    Growth      Ultra    International     Fund
                                                          --------  ------------  ----------  --------   -------------  -----------
Investment income (loss):
    Investment income distribution from underlying
       mutual fund                                        $      -             -           -         -               -       73,905
                                                          --------  ------------  ----------  --------   -------------  -----------
    Less expenses:
       Mortality and risk                                    1,867           607         545       776             153       65,335
       Administration                                          224            73          65        93              19        7,840
       Distribution                                            149            49          44        62              12        5,227
                                                          --------  ------------  ----------  --------   -------------  -----------
         Total expenses                                      2,240           729         654       931             184       78,402
                                                          --------  ------------  ----------  --------   -------------  -----------
         Net investment income (loss)                       (2,240)         (729)       (654)     (931)           (184)      (4,497)
Realized gains (losses) on investments:
    Realized gains distributions from underlying
       mutual fund                                               -             -           -         -               -            -
                                                          --------  ------------  ----------  --------   -------------  -----------
    Proceeds from sales                                     73,117        26,453      11,329     8,581             170      242,905
    Cost of investments sold                                78,811        32,434      13,061     8,679             173      277,832
                                                          --------  ------------  ----------  --------   -------------  -----------
                                                            (5,694)       (5,981)     (1,732)      (98)             (3)     (34,927)
                                                          --------  ------------  ----------  --------   -------------  -----------
         Net realized gains (losses) on investments         (5,694)       (5,981)     (1,732)      (98)             (3)     (34,927)
Unrealized appreciation (depreciation) on investments:
End of year                                                 (2,286)      (10,588)     (1,655)    2,295          (1,336)    (520,969)
Beginning of year                                                -             -           -         -               -       93,002
                                                          --------  ------------  ----------  --------   -------------  -----------
         Change in unrealized appreciation (depreciation)   (2,286)      (10,588)     (1,655)    2,295          (1,336)    (613,971)
                                                          --------  ------------  ----------  --------   -------------  -----------
         Net increase (decrease) in net assets resulting
            from operations                               $(10,220)      (17,298)     (4,041)    1,266          (1,523)    (653,395)
                                                          ========  ============  ==========  ========   =============  ===========

See accompanying notes to financial statements.                                                          (Continued)

                                                AMERICAN FIDELITY SEPARATE ACCOUNT B

                                                      Statements of Operations

                                                         December 31, 2001


                                                                                           Segregated Sub-Accounts
                                                                          ---------------------------------------------------------
                                                                             U.S.          Large           AMT              AMT
                                                                          Government     Cap Growth      Balanced          Growth
                                                                          ----------    -----------     ----------      -----------
Investment income (loss):
    Investment income distribution from underlying mutual fund            $        -              -              -                -
                                                                          ----------    -----------     ----------      -----------
    Less expenses:
       Mortality and risk                                                      1,875            100          1,323              214
       Administration                                                            225             12            159               26
       Distribution                                                              150              8            106               17
                                                                          ----------    -----------     ----------      -----------
             Total expenses                                                    2,250            120          1,588              257
                                                                          ----------    -----------     ----------      -----------
             Net investment income (loss)                                     (2,250)          (120)        (1,588)            (257)
Realized gains (losses) on investments:
    Realized gains distributions from underlying mutual fund                       -              -              -                -
                                                                          ----------    -----------     ----------      -----------
    Proceeds from sales                                                        3,210             29             63               21
    Cost of investments sold                                                   3,163             31             65               22
                                                                          ----------    -----------     ----------      -----------
                                                                                  47             (2)            (2)              (1)
                                                                          ----------    -----------     ----------      -----------
             Net realized gains (losses) on investments                           47             (2)            (2)              (1)
Unrealized appreciation (depreciation) on investments:
End of year                                                                    6,984           (969)         7,999             (107)
Beginning of year                                                                  -              -              -                -
                                                                          ----------    -----------     ----------      -----------
             Change in unrealized appreciation (depreciation)                  6,984           (969)         7,999             (107)
                                                                          ----------    -----------     ----------      -----------
             Net increase (decrease) in net assets resulting
               from operations                                            $    4,781         (1,091)         6,409             (365)
                                                                          ==========    ===========     ==========      ===========

See accompanying notes to financial statements.                                                         (Continued)

                                                 AMERICAN FIDELITY SEPARATE ACCOUNT B

                                                 Statements of Changes in Net Assets

                                                     Year ended December 31, 2001


                                                                                 Segregated Sub-Accounts
                                                      -----------------------------------------------------------------------------
                                                       Socially                   Growth       Small
                                                      Responsible     Stock        and        Company     International  Technology
                                                        Growth        Index       Income       Stock          Value       Growth
                                                      -----------   ----------   ----------  -----------  -------------  ----------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                      $  (102,193)     (44,384)     (35,855)   (21,599)          (1,217)       (432)
    Net realized gains (losses) on investments            (36,457)      41,850       54,346        (53)             (53)          1
    Change in unrealized appreciation (depreciation)
       on investments                                  (1,698,143)  (1,757,325)    (278,068)    (7,756)         (58,492)      4,343
                                                      -----------   ----------   ----------  ---------   --------------  ----------
          Net increase (decrease) in net assets
            resulting from operations                  (1,836,793)  (1,759,859)    (259,577)   (29,408)         (59,762)      3,912
                                                      -----------   ----------   ----------  ---------   --------------  ----------
Changes from principal transactions:
    Net purchase payments received (note 3)             4,831,878    5,205,339    1,491,739    554,734          321,730      89,208
    Withdrawal of funds (note 3)                         (162,161)    (207,665)     (35,141)   (49,284)         (21,736)        (16)
                                                      -----------   ----------   ----------  ---------   --------------  ----------
          Increase (decrease) in net assets
             derived from principal transactions        4,669,717    4,997,674    1,456,598    505,450          299,994      89,192
                                                      -----------   ----------   ----------  ---------   --------------  ----------
          Increase (decrease) in net assets             2,832,924    3,237,815    1,197,021    476,042          240,232      93,104
Net assets:
    Beginning of year                                   5,848,380   11,426,464    3,126,421  1,340,822          303,425           -
                                                      -----------   ----------   ----------  ---------   --------------  ----------
    End of year                                       $ 8,681,304   14,664,279    4,323,442  1,816,864          543,657      93,104
                                                      ===========   ==========   ==========  =========   ==============  ==========

See accompanying notes to financial statements.                                                            (Continued)

                                                 AMERICAN FIDELITY SEPARATE ACCOUNT B

                                                 Statements of Changes in Net Assets

                                                     Year ended December 31, 2001


                                                                                Segregated Sub-Accounts
                                                     ------------------------------------------------------------------------------
                                                                                  High       Small Cap   International     Basic
                                                       Prime       American      Current        Value       Equity         Value
                                                       Bond        Balanced       Income        Focus        Focus         Focus
                                                     -----------  -----------  -----------   ----------  -------------  -----------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                     $    15,975     (12,257)        6,690      (15,342)           461          486
    Net realized gains (losses) on investments               650    (352,471)      (20,658)     102,345         (5,259)      12,621
    Change in unrealized appreciation (depreciation)
        on investments                                     5,267     268,197        19,709      239,094         (3,933)      (8,665)
                                                     -----------  ----------   -----------   ----------  -------------  -----------
             Net increase (decrease) in net assets
               resulting from operations                  21,892     (96,531)        5,741      326,097         (8,731)       4,442
                                                     -----------  ----------   -----------   ----------  -------------  -----------
Changes from principal transactions:
    Net purchase payments received (note 3)              121,497     311,539        22,266    1,284,231              -      644,712
    Withdrawal of funds (note 3)                        (666,938) (1,665,321)     (131,961)    (166,167)       (59,393)     (81,799)
                                                     -----------  ----------   -----------   ----------  -------------  -----------
             Increase (decrease) in net assets
               derived from principal transactions       545,441) (1,353,782)     (109,695)   1,118,064        (59,393)     562,913
                                                     -----------  ----------   -----------   ----------  -------------  -----------
             Increase (decrease) in net assets          (523,549) (1,450,313)     (103,954)   1,444,161        (68,124)     567,355
Net assets:
    Beginning of year                                    523,549   1,450,313       103,954      698,892         68,124      190,128
                                                     -----------  ----------   -----------   ----------  -------------  -----------
    End of year                                      $         -           -             -    2,143,053              -      757,483
                                                     ===========  ==========   ===========   ==========  =============  ===========

See accompanying notes to financial statements.                                                            (Continued)

                                                 AMERICAN FIDELITY SEPARATE ACCOUNT B

                                                 Statements of Changes in Net Assets

                                                     Year ended December 31, 2001


                                                                                 Segregated Sub-Accounts
                                                      -----------------------------------------------------------------------------
                                                                       VP             VP                                    Dual
                                                           VP      Capital and    Income and      VP         VP           Strategy
                                                        Balanced   Appreciation     Growth      Ultra    International      Fund
                                                      -----------  ------------   ----------  ---------  -------------   ----------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                      $    (2,240)         (729)        (654)      (931)          (184)      (4,497)
    Net realized gains (losses) on investments             (5,694)       (5,981)      (1,732)       (98)            (3)     (34,927)
    Change in unrealized appreciation (depreciation)
       on investments                                      (2,286)      (10,588)      (1,655)     2,295         (1,336)    (613,971)
                                                      -----------  ------------   ----------  ---------  -------------   ----------
             Net increase (decrease) in net assets
               resulting from operations                  (10,220)      (17,298)      (4,041)     1,266         (1,523)    (653,395)
                                                      -----------  ------------   ----------  ---------  -------------   ----------
Changes from principal transactions:
    Net purchase payments received (note 3)               435,571       128,904      147,475    203,334         45,158    3,147,395
    Withdrawal of funds (note 3)                          (72,944)      (26,422)     (11,296)    (8,563)          (166)    (240,183)
                                                      -----------  ------------   ----------  ---------  -------------   ----------
             Increase (decrease) in net assets
               derived from principal transactions        362,627       102,482      136,179    194,771         44,992    2,907,212
                                                      -----------  ------------   ----------  ---------  -------------   ----------
             Increase (decrease) in net assets            352,407        85,184      132,138    196,037         43,469    2,253,817
Net assets:
    Beginning of year                                           -             -            -          -              -    4,238,147
                                                      -----------  ------------   ----------  ---------  -------------   ----------
    End of year                                       $   352,407        85,184      132,138    196,037         43,469    6,491,964
                                                      ===========  ============   ==========  =========  =============   ==========

See accompanying notes to financial statements.                                                            (Continued)

                                                AMERICAN FIDELITY SEPARATE ACCOUNT B

                                                Statements of Changes in Net Assets

                                                    Year ended December 31, 2001


                                                                                        Segregated Sub-Accounts
                                                                    -----------------------------------------------------------
                                                                         U.S.            Large            AMT          AMT
                                                                      Government       Cap Growth       Balanced      Growth
                                                                    ---------------   ------------    ------------  -----------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                                    $        (2,250)          (120)         (1,588)        (257)
    Net realized gains (losses) on investments                                   47             (2)             (2)          (1)
    Change in unrealized appreciation (depreciation) on investments           6,984           (969)          7,999         (107)
                                                                    ---------------   ------------    ------------  -----------
            Net increase (decrease) in net assets resulting
               from operations                                                4,781         (1,091)          6,409         (365)
                                                                    ---------------   ------------    ------------  -----------
Changes from principal transactions:
    Net purchase payments received (note 3)                                 392,640         21,731         335,840       52,839
    Withdrawal of funds (note 3)                                             (3,042)           (19)            (52)         (14)
                                                                    ---------------   ------------    ------------  -----------
            Increase (decrease) in net assets derived
               from principal transactions                                  389,598         21,712         335,788       52,825
                                                                    ---------------   ------------    ------------  -----------
            Increase (decrease) in net assets                               394,379         20,621         342,197       52,460
Net assets:
    Beginning of year                                                             -              -               -            -
                                                                    ---------------   ------------    ------------  -----------
    End of year                                                     $       394,379         20,621         342,197       52,460
                                                                    ===============   ============    ============  ===========

See accompanying notes to financial statements.                                                        (Continued)

                                                AMERICAN FIDELITY SEPARATE ACCOUNT B

                                                 Statements of Changes in Net Assets

                                                    Year ended December 31, 2000

                                                                               Segregated Sub-Accounts
                                                     ------------------------------------------------------------------------------
                                                        Socially                   Growth        Small                      Dual
                                                      Responsible      Stock         and        Company    International  Strategy
                                                         Growth        Index       Income        Stock        Value         Fund
                                                     ------------    ----------   ----------   ----------  -------------  ---------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                     $    (14,984)      (46,480)     (21,911)     (14,806)        (1,647)        97
    Net realized gains (losses) on investments             (3,688)      180,491      114,274       14,736         25,967     18,253
    Change in unrealized appreciation (depreciation)
       on investments                                    (724,547)   (1,284,889)    (241,475)      68,511        (23,978)     5,481
                                                     ------------    ----------   ----------   ----------  -------------  ---------
             Net increase (decrease) in net assets
               resulting from operations                 (743,219)   (1,150,878)    (149,112)      68,441            342     23,831
                                                     ------------    ----------   ----------   ----------  -------------  ---------
Changes from principal transactions:
    Net purchase payments received (note 3)             4,350,557     6,082,997    1,468,600      531,307        224,143  3,008,271
    Withdrawal of funds (note 3)                         (102,171)      (27,474)     (37,787)     (90,694)        (2,862)   (66,398)
                                                     ------------    ----------   ----------   ----------  -------------  ---------
             Increase in net assets derived from
               principal transactions                   4,248,386     6,055,523    1,430,813      440,613        221,281  2,941,873
                                                     ------------    ----------   ----------   ----------  -------------  ---------
             Increase in net assets                     3,505,167     4,904,645    1,281,701      509,054        221,623  2,965,704
Net assets:
    Beginning of year                                   2,343,213     6,521,819    1,844,720      831,768         81,802  1,272,443
                                                     ------------    ----------   ----------   ----------  -------------  ---------
    End of year                                      $  5,848,380    11,426,464    3,126,421    1,340,822        303,425  4,238,147
                                                     ============    ==========   ==========   ==========  =============  =========

See accompanying notes to financial statements.                                                             (Continued)

                                                AMERICAN FIDELITY SEPARATE ACCOUNT B

                                                Statements of Changes in Net Assets

                                                    Year ended December 31, 2000

                                                                               Segregated Sub-Accounts
                                                      -----------------------------------------------------------------------------
                                                                                 High      Small Cap   International       Basic
                                                        Prime       American    Current       Value       Equity           Value
                                                         Bond       Balanced    Income       Focus         Focus           Focus
                                                      -----------  ---------   ---------   ---------   -------------    -----------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                      $    22,795     18,346       7,559      (5,065)           (537)         1,021
    Net realized gains (losses) on investments            (11,494)   161,045        (282)    145,380           5,445         15,789
    Change in unrealized appreciation (depreciation)
       on investments                                      24,127   (233,231)    (15,597)    (93,133)        (21,123)         3,330
                                                      -----------  ---------   ---------   ---------   -------------    -----------
            Net increase (decrease) in net assets
               resulting from operations                   35,428    (53,840)     (8,320)     47,182         (16,215)        20,140
                                                      -----------  ---------   ---------   ---------   -------------    -----------
Changes from principal transactions:
    Net purchase payments received (note 3)               189,032    645,229      46,678     383,979              25        141,979
    Withdrawal of funds (note 3)                         (145,625)  (169,560)     (5,815)    (17,077)        (10,052)       (18,958)
                                                      -----------  ---------   ---------   ---------   -------------    -----------
            Increase (decrease) in net assets
               derived from principal transactions         43,407    475,669      40,863     366,902         (10,027)       123,021
                                                      -----------  ---------   ---------   ---------   -------------    -----------
            Increase (decrease) in net assets              78,835    421,829      32,543     414,084         (26,242)       143,161
Net assets:
    Beginning of year                                     444,714  1,028,484      71,411     284,808          94,366         46,967
                                                      -----------  ---------   ---------   ---------   -------------    -----------
    End of year                                       $   523,549  1,450,313     103,954     698,892          68,124        190,128
                                                      ===========  =========   =========   =========   =============    ===========

See accompanying notes to financial statements.                                                          (Continued)

                                           AMERICAN FIDELITY SEPARATE ACCOUNT B

                                                   Financial Highlights

                                                       December 31

                                                                                 Socially Responsible Growth
                                                                   -------------------------------------------------------
                                                                        2001          2000          1999           1998
                                                                   ---------------   -----------  ----------   -----------

Net assets                                                         $    8,681,304     5,848,380   2,343,213       596,188
                                                                   ===============   ===========  ==========   ===========
Accumulation unit value                                            $       11.320        14.842      16.935        13.216
                                                                   ===============   ===========   =========   ===========
Number of accumulation units outstanding                                  766,867       394,034     138,362        45,112
                                                                   ===============   ===========   =========   ===========
Investment income as a percent of average net assets                         0.08%         1.14%       0.02%         0.45%
Expenses as a percent of average net assets                                  1.50%         1.50%       1.49%         1.46%
Total return                                                              (26.73)%      (15.36)%      25.10%        24.46%

                                                                                           Stock Index
                                                                   --------------------------------------------------------
                                                                        2001          2000          1999           1998
                                                                   ---------------   -----------   -----------   ----------
Net assets                                                         $   14,664,279    11,426,464     6,521,819    1,708,778
                                                                   ===============   ===========   ===========   ==========
Accumulation unit value                                            $       11.831        13.676        15.303       12.881
                                                                   ===============   ===========   ===========   ==========
Number of accumulation units outstanding                                1,239,428       835,502       426,172      132,663
                                                                   ===============   ===========   ===========   ==========
Investment income as a percent of average net assets                         1.15%         1.01%         1.21%        1.70%
Expenses as a percent of average net assets                                  1.50%         1.50%         1.50%        1.49%
Total return                                                              (16.49)%      (13.63)%        15.81%       23.30%

                                                                                       Growth and Income
                                                                   ---------------------------------------------------------
                                                                        2001          2000          1999           1998
                                                                   ---------------   -----------   -----------   -----------
Net assets                                                         $    4,323,442     3,126,421     1,844,720       632,838
                                                                   ===============   ===========   ===========   ===========
Accumulation unit value                                            $       11.564        12.467        13.153        11.423
                                                                   ===============   ===========   ===========   ===========
Number of accumulation units outstanding                                  373,878       250,767       140,249        55,399
                                                                   ===============   ===========   ===========   ===========
Investment income as a percent of average net assets                         0.53%         0.63%         0.62%         1.25%
Expenses as a percent of average net assets                                  1.50%         1.50%         1.50%         1.49%
Total return                                                              (10.24)%       (8.22)%        12.18%         7.15%

                                                                                      Small Company Stock
                                                                   ----------------------------------------------------------
                                                                        2001           2000          1999           1998
                                                                   ---------------   -----------   ----------   -------------
Net assets                                                         $    1,816,864     1,340,822      831,768         376,152
                                                                   ===============   ===========   ==========   =============
Accumulation unit value                                            $       10.998        11.338       10.605           9.733
                                                                   ===============   ===========   ==========   =============
Number of accumulation units outstanding                                  165,204       118,262       78,432          38,646
                                                                   ===============   ===========   ==========   =============
Investment income as a percent of average net assets                         0.07%         0.16%        0.00%           0.72%
Expenses as a percent of average net assets                                  1.50%         1.50%        1.50%           1.42%
Total return                                                               (6.00)%         3.91%        5.99%        (10.37)%

                                                                                      International Value
                                                                   -------------------------------------------------------
                                                                        2001          2000          1999          1998
                                                                   ---------------   -----------   ---------   -----------
Net assets                                                         $      543,657       303,425      81,802              -
                                                                   ===============   ===========   =========   ===========
Accumulation unit value                                            $        9.672        11.314      11.925              -
                                                                   ===============   ===========   =========   ===========
Number of accumulation units outstanding                                   56,210        26,819       6,860              -
                                                                   ===============   ===========   =========   ===========
Investment income as a percent of average net assets                         1.21%         0.62%       0.48%             -
Expenses as a percent of average net assets                                  1.50%         1.50%       0.90%             -
Total return                                                              (17.51)%       (8.12)%      22.92%             -
                                                                                                     (Continued)

                                           AMERICAN FIDELITY SEPARATE ACCOUNT B

                                                   Financial Highlights

                                                       December 31

                                                                                    Technology Growth
                                                                   -------------------------------------------------------
                                                                        2001            2000         1999         1998
                                                                   ---------------   -----------   ---------   -----------
Net assets                                                         $     93,104                -           -             -
                                                                   =============     ===========   =========   ===========
Accumulation unit value                                            $      8.133                -           -             -
                                                                   =============     ===========   =========   ===========
Number of accumulation units outstanding                                 11,448                -           -             -
                                                                   =============     ===========   =========   ===========
Investment income as a percent of average net assets                          -                -           -             -
Expenses as a percent of average net assets                                0.90%               -           -             -
Total return                                                            (37.12)%               -           -             -

                                                                                          Prime Bond
                                                                   -------------------------------------------------------
                                                                        2001           2000          1999          1998
                                                                   ---------------   -----------   ---------   -----------
Net assets                                                         $             -      523,549     444,714       216,944
                                                                   ===============   ===========   =========   ===========
Accumulation unit value                                            $        10.000       10.883      10.042        10.440
                                                                   ===============   ===========   =========   ===========
Number of accumulation units outstanding                                         -       48,106      44,285        20,781
                                                                   ===============   ===========   =========   ===========
Investment income as a percent of average net assets                             -         6.39%       7.16%         5.28%
Expenses as a percent of average net assets                                      -         1.50%       1.50%         1.40%
Total return                                                                     -         5.38%     (6.81)%         3.25%

                                                                                        American Balanced
                                                                   --------------------------------------------------------
                                                                        2001           2000          1999          1998
                                                                   ---------------   -----------   ----------   -----------
Net assets                                                         $             -    1,450,313    1,028,484       352,175
                                                                   ===============   ===========   ==========   ===========
Accumulation unit value                                            $        10.000       11.727       12.108        11.325
                                                                   ===============   ===========   ==========   ===========
Number of accumulation units outstanding                                         -      123,674       84,943        31,096
                                                                   ===============   ===========   ==========   ===========
Investment income as a percent of average net assets                             -         2.90%        5.62%         0.00%
Expenses as a percent of average net assets                                      -         1.50%        1.50%         1.50%
Total return                                                                     -       (6.15)%        3.96%         8.87%

                                                                                       High Current Income
                                                                   -------------------------------------------------------
                                                                        2001           2000          1999          1998
                                                                   ---------------   -----------   ---------   -----------
Net assets                                                         $             -      103,954      71,411        23,642
                                                                   ---------------   -----------   ---------   -----------
Accumulation unit value                                            $        10.000        9.078       9.918         9.502
                                                                   ===============   ===========   =========   ===========
Number of accumulation units outstanding                                         -       11,451       7,200         2,488
                                                                   ===============   ===========   =========   ===========
Investment income as a percent of average net assets                             -        10.03%      11.06%         9.23%
Expenses as a percent of average net assets                                      -         1.50%       1.50%         1.50%
Total return                                                                     -      (11.47)%       1.40%       (7.53)%

                                                                                     Small Cap Value Fund
                                                                   -------------------------------------------------------
                                                                        2001           2000          1999          1998
                                                                   ---------------   -----------   ---------   -----------
Net assets                                                         $    2,143,053       698,892     284,808        83,593
                                                                   ===============   ===========   =========   ===========
Accumulation unit value                                            $       17.888        13.981      12.368         9.379
                                                                   ===============   ===========   =========   ===========
Number of accumulation units outstanding                                  119,801        49,990      23,027         8,913
                                                                   ===============   ===========   =========   ===========
Investment income as a percent of average net assets                         0.38%         0.42%       0.73%         0.00%
Expenses as a percent of average net assets                                  1.50%         1.50%       1.49%         1.49%
Total return                                                                24.95%        10.04%      28.86%      (10.89)%


                                                                                                               (Continued)

                                           AMERICAN FIDELITY SEPARATE ACCOUNT B

                                                   Financial Highlights

                                                       December 31

                                                                                    International Equity Focus
                                                                   -------------------------------------------------------
                                                                        2001           2000          1999          1998
                                                                   ---------------   -----------   ---------   -----------
Net assets                                                         $             -       68,124      94,366        81,952
                                                                   ===============   ===========   =========   ===========
Accumulation unit value                                            $        10.000       12.321      15.121        11.151
                                                                   ===============   ===========   =========   ===========
Number of accumulation units outstanding                                         -        5,529       6,241         7,349
                                                                   ===============   ===========   =========   ===========
Investment income as a percent of average net assets                             -         0.84%       4.51%         0.00%
Expenses as a percent of average net assets                                      -         1.50%       1.50%         1.48%
Total return                                                                     -      (21.52)%      32.60%         8.51%

                                                                                        Basic Value Focus
                                                                   -------------------------------------------------------
                                                                        2001           2000          1999          1998
                                                                   ---------------   -----------   ---------   -----------
Net assets                                                         $      757,483       190,128      46,967              -
                                                                   ===============   ===========   =========   ===========
Accumulation unit value                                            $       11.366        11.067       9.973              -
                                                                   ===============   ===========   =========   ===========
Number of accumulation units outstanding                                   66,644        17,180       4,710              -
                                                                   ===============   ===========   =========   ===========
Investment income as a percent of average net assets                         1.63%         2.27%       4.22%             -
Expenses as a percent of average net assets                                  1.50%         1.50%       0.75%             -
Total return                                                               (0.30)%         7.97%      16.31%             -

                                                                                          VP Balanced
                                                                   -------------------------------------------------------
                                                                        2001           2000          1999          1998
                                                                   ---------------   -----------   ---------   -----------
Net assets                                                         $      352,407              -           -             -
                                                                   ===============   ===========   =========   ===========
Accumulation unit value                                            $        9.651              -           -             -
                                                                   ===============   ===========   =========   ===========
Number of accumulation units outstanding                                   36,514              -           -             -
                                                                   ===============   ===========   =========   ===========
Investment income as a percent of average net assets                         0.00%             -           -             -
Expenses as a percent of average net assets                                  0.93%             -           -             -
Total return                                                               (7.98)%             -           -             -

                                                                                  VP Capital and Appreciation
                                                                   -------------------------------------------------------
                                                                        2001           2000          1999          1998
                                                                   ---------------   -----------   ---------   -----------
Net assets                                                         $       85,184              -           -             -
                                                                   ===============   ===========   =========   ===========
Accumulation unit value                                            $        8.226              -           -             -
                                                                   ===============   ===========   =========   ===========
Number of accumulation units outstanding                                   10,356              -           -             -
                                                                   ===============   ===========   =========   ===========
Investment income as a percent of average net assets                         0.00%             -           -             -
Expenses as a percent of average net assets                                  0.94%             -           -             -
Total return                                                              (32.14)%             -           -             -

                                                                                      VP Income and Growth
                                                                   -------------------------------------------------------
                                                                        2001           2000          1999          1998
                                                                   ---------------   -----------   ---------   -----------
Net assets                                                         $      132,138              -           -             -
                                                                   ===============   ===========   =========   ===========
Accumulation unit value                                            $        9.140              -           -             -
                                                                   ===============   ===========   =========   ===========
Number of accumulation units outstanding                                   14,457              -           -             -
                                                                   ===============   ===========   =========   ===========
Investment income as a percent of average net assets                         0.00%             -           -             -
Expenses as a percent of average net assets                                  0.90%             -           -             -
Total return                                                              (12.72)%             -           -             -

                                                                                                               (Continued)

                                           AMERICAN FIDELITY SEPARATE ACCOUNT B

                                                   Financial Highlights

                                                       December 31

                                                                                    International Equity Focus
                                                                   -------------------------------------------------------
                                                                        2001            2000         1999          1998
                                                                   ---------------   -----------   ---------   -----------
Net assets                                                         $      196,037              -           -             -
                                                                   ===============   ===========   =========   ===========
Accumulation unit value                                            $        8.992              -           -             -
                                                                   ===============   ===========   =========   ===========
Number of accumulation units outstanding                                   21,801              -           -             -
                                                                   ===============   ===========   =========   ===========
Investment income as a percent of average net assets                         0.00%             -           -             -
Expenses as a percent of average net assets                                  0.90%             -           -             -
Total return                                                              (13.08)%             -           -             -

                                                                                      VP International
                                                                   -------------------------------------------------------
                                                                        2001            2000         1999          1998
                                                                   ---------------   -----------   ---------   -----------
Net assets                                                         $       43,469              -           -             -
                                                                   ===============   ===========   =========   ===========
Accumulation unit value                                            $        8.439              -           -             -
                                                                   ===============   ===========   =========   ===========
Number of accumulation units outstanding                                    5,151              -           -             -
                                                                   ===============   ===========   =========   ===========
Investment income as a percent of average net assets                         0.00%             -           -             -
Expenses as a percent of average net assets                                  0.88%             -           -             -
Total return                                                              (33.23)%             -           -             -

                                                                                       Dual Strategy Fund
                                                                   --------------------------------------------------------
                                                                        2001            2000         1999          1998
                                                                   ---------------   -----------   ----------   -----------
Net assets                                                         $    6,491,964     4,238,147    1,272,443              -
                                                                   ===============   ===========   ==========   ===========
Accumulation unit value                                            $        9.351        10.705       10.827              -
                                                                   ===============   ===========   ==========   ===========
Number of accumulation units outstanding                                  694,276       395,899      117,520              -
                                                                   ===============   ===========   ==========   ===========
Investment income as a percent of average net assets                         1.42%         1.52%        0.00%             -
Expenses as a percent of average net assets                                  1.50%         1.50%        0.86%             -
Total return                                                              (15.65)%       (4.13)%     (13.71)%             -

                                                                                         U.S. Government
                                                                   -------------------------------------------------------
                                                                        2001            2000         1999          1998
                                                                   ---------------   -----------   ---------   -----------
Net assets                                                         $      394,379              -           -             -
                                                                   ===============   ===========   =========   ===========
Accumulation unit value                                            $       10.291              -           -             -
                                                                   ===============   ===========   =========   ===========
Number of accumulation units outstanding                                   38,323              -           -             -
                                                                   ===============   ===========   =========   ===========
Investment income as a percent of average net assets                         0.00%             -           -             -
Expenses as a percent of average net assets                                  0.91%             -           -             -
Total return                                                                 2.44%             -           -             -

                                                                                        Large Cap Growth
                                                                   -------------------------------------------------------
                                                                        2001            2000         1999          1998
                                                                   ---------------   -----------   ---------   -----------
Net assets                                                         $       20,621              -           -             -
                                                                   ===============   ===========   =========   ===========
Accumulation unit value                                            $        8.281              -           -             -
                                                                   ===============   ===========   =========   ===========
Number of accumulation units outstanding                                    2,490              -           -             -
                                                                   ===============   ===========   =========   ===========
Investment income as a percent of average net assets                         0.00%             -           -             -
Expenses as a percent of average net assets                                  0.90%             -           -             -
Total return                                                              (29.15)%             -           -             -

                                                                                                               (Continued)

                                           AMERICAN FIDELITY SEPARATE ACCOUNT B

                                                   Financial Highlights

                                                       December 31

                                                                                          AMT Balanced
                                                                   -------------------------------------------------------
                                                                        2001            2000         1999          1998
                                                                   ---------------   -----------   ---------   -----------
Net assets                                                         $      342,197              -           -             -
                                                                   ===============   ===========   =========   ===========
Accumulation unit value                                            $        9.482              -           -             -
                                                                   ===============   ===========   =========   ===========
Number of accumulation units outstanding                                   36,090              -           -             -
                                                                   ===============   ===========   =========   ===========
Investment income as a percent of average net assets                         0.00%             -           -             -
Expenses as a percent of average net assets                                  0.89%             -           -             -
Total return                                                              (17.65)%             -           -             -

                                                                                             AMT Growth
                                                                   -------------------------------------------------------
                                                                        2001            2000         1999          1998
                                                                   ---------------   -----------   ---------   -----------
Net assets                                                         $       52,460              -           -             -
                                                                   ===============   ===========   =========   ===========
Accumulation unit value                                            $        8.342              -           -             -
                                                                   ===============   ===========   =========   ===========
Number of accumulation units outstanding                                    6,289              -           -             -
                                                                   ===============   ===========   =========   ===========
Investment income as a percent of average net assets                         0.00%             -           -             -
Expenses as a percent of average net assets                                  0.88%             -           -             -
Total return                                                              (34.40)%             -           -             -

                      AMERICAN FIDELITY SEPARATE ACCOUNT B

                          Notes to Financial Statements

                                December 31, 2001


(1)  Summary of Significant Accounting Policies

       (a)     General

               American Fidelity Separate Account B (Account B) is a separate account of American Fidelity Assurance Company (AFA), and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The inception date of Account B was October 27, 1997; however, no purchases occurred until operations commenced in January 1998.

               The assets of each of the twenty-two segregated sub-accounts are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by AFA. Contract owners allocate their variable annuity purchase payments to one or more of the twenty-two segregated sub-accounts. Such payments are then invested in the various funds underlying the sub-accounts (collectively referred to as the Funds).

               Effective May 1, 2001, Account B added Technology Growth, VP Balanced, VP Capital and Appreciation, VP Income and Growth, VP Ultra, VP International, U.S. Government, Large Cap Growth, AMT Balanced, and AMT Growth segregated sub-accounts as options available to the contract owners. Effective May 1, 2001, Prime Bond, American Balanced, High Current Income, and International Equity Focus sub-accounts were no longer offered as options. Contract owners were required to transfer any units held in the discontinued sub-accounts to other sub-accounts offered by Account B by July 31, 2001.

               One of Account B's sub-accounts, the American Fidelity Dual Strategy Fund, Inc. is a mutual fund sponsored by AFA.

       (b)     Investments

               Investments in shares of the Funds are stated at fair value, which is the net asset value per share as determined daily by the Funds. Transactions are recorded on a trade-date basis by the Funds. Income from dividends, and gains from realized gain distributions, are recorded on the ex-distribution date.

               Realized  gains  and  losses  from  investment  transactions  and
               unrealized   appreciation  or  depreciation  of  investments  are
               determined on the average cost basis.

       (c)     Income Taxes

               Account B is not taxed separately because the operations of Account B are part of the total operations of AFA. AFA files its federal income tax returns under sections of the Internal Revenue Code applicable to life insurance companies. Account B's net increase in net assets from operations is not expected to result in taxable income under present regulations. Account B will not be taxed as a "regulated investment company" under subchapter "M" of the Internal Revenue Code.

       (d)     Annuity Reserves

               Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table. The assumed interest rate is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from zero to 5% as regulated by the laws of the respective states. Charges to annuity reserves for mortality and expense risks experience are reimbursed to AFA if the reserves required are less than originally estimated.

               If additional reserves are required, AFA reimburses Account B. At December 31, 2001, there were no contract owners who had elected the variable annuity method of payout. Accordingly, Account B held no annuity reserves at December 31, 2001.

       (e)     Use of Estimates

               The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(2)  Variable Annuity Contracts

     AFA manages the operations of Account B and assumes certain mortality and expense risks under the variable annuity contracts. Administrative fees are equal to .0004110 of the Funds' daily net assets (.15% per annum). Distribution fees are equal to .0002740 (.10% per annum). Mortality and expense fees are equal to .0034247% of the Funds' daily net assets (1.25% per annum). Policy maintenance charges, which are deducted from contract owners' accounts, are equal to $30 per policy per year. Policy maintenance charges are reflected as withdrawal of funds in the accompanying statements of changes in net assets and were as follows for the years ended December 31:

                                                2001          2000
                                            ------------   ----------
        Socially Responsible Growth         $   83,969         31,869
        Stock Index                            122,732         75,186
        Growth and Income                       30,083         20,266
        Small Company Stock                     11,295          7,111
        International Value                      4,486          1,237
        Technology Growth                          248             --
        Prime Bond                              14,043         10,990
        American Balanced                        4,259          8,351
        High Current Income                        513            995
        Small Cap Value Focus                   15,017          2,976
        International Equity Focus                 179            637
        Basic Value Focus                        2,596            435
        VP Balanced                                729             --
        VP Capital and Appreciation                182             --
        VP Income and Growth                       300             --
        VP Ultra                                   210             --
        VP International                            71             --
        Dual Strategy Fund                      52,682         19,805
        U.S. Government                            378             --
        Large Cap Growth                            49             --
        AMT Balanced                               231             --
        AMT Growth                                  56             --

     All such fees were paid to AFA.

     During the accumulation period, contract owners may partially or totally withdraw from Account B by surrendering a portion or all of their accumulation units. The Internal Revenue Code may limit certain withdrawals based upon age, disability, and other factors. When contract owners withdraw, they receive the current value of their accumulation units, less applicable withdrawal charges.

(3)  Unit Activity From Contract Transactions

     Transactions in units for each segregated sub-account for the years ended December 31, 2001 and 2000 were as follows:

                                                                December 31, 2001
                                                             Segregated Sub-Accounts
                             -------------------------------------------------------------------------------
                              Socially                  Growth        Small
                             Responsible    Stock        and         Company     International   Technology
                              Growth        Index       Income        Stock          Value         Growth
                             ----------    ---------    --------    ---------    -------------   -----------
Accumulation units:
  Outstanding,
    beginning of year          394,034     835,502      250,767     118,262         26,819            --
  Increase for purchase
    payments received          386,617     421,534      125,948      51,738         31,485        11,450
  Decrease for
    withdrawal of funds        (13,784)    (17,608)      (2,837)     (4,796)        (2,094)           (2)
                             ----------    ---------    --------    ---------    -------------   -----------
  Outstanding, end of year     766,867     1,239,428    373,878     165,204         56,210        11,448
                             ==========    =========    ========    =========    =============   ===========


                                                                December 31, 2001
                                                             Segregated Sub-Accounts
                             --------------------------------------------------------------------------------
                                                                       Small
                                                           High         Cap        International    Basic
                              Prime        American       Current      Value          Equity        Value
                               Bond        Balanced       Income       Focus           Focus        Focus
                             ----------    ----------    ---------    ---------    -------------   ----------
Accumulation units:
   Outstanding,
    beginning of year           48,106      123,674       11,451       49,990          5,529        17,180
   Increase for
    purchase payments
    received                    10,949       28,039        2,326       81,012             --        57,764
   Decrease for
    withdrawal of funds        (59,055)    (151,713)     (13,777)     (11,201)        (5,529)       (8,300)
                             ----------    ----------    ---------    ---------    -------------   ----------
   Outstanding, end of year         --           --           --      119,801             --        66,644
                             ==========    ==========    =========    =========    =============   ==========

                                                                December 31, 2001
                                                             Segregated Sub-Accounts
                             -----------------------------------------------------------------------------------
                                              VP              VP                                         Dual
                                VP        Capital and       Income          VP             VP          Strategy
                             Balanced     Appreciation    and Growth       Ultra      International      Fund
                             ---------    ------------    -----------    ---------    -------------    ---------
Accumulation units:
   Outstanding,
     beginning of year              --          --              --            --              --        395,899
   Increase for
     purchase payments
     received                   44,514      13,800          15,813        22,676           5,169        325,132
   Decrease for                       )
     withdrawal of funds        (8,000      (3,444)         (1,356)         (875)            (18)       (26,755)
                             ---------    ------------    -----------    ---------    -------------    ---------
   Outstanding, end of year     36,514      10,356          14,457        21,801           5,151        694,276
                             =========    ============    ===========    =========    =============    =========

                                                                      December 31, 2001
                                                                   Segregated Sub-Accounts
                                                   ---------------------------------------------------------
                                                      U.S.         Large Cap         AMT            AMT
                                                   Government        Growth        Balanced        Growth
                                                   ------------    -----------    -----------    -----------
Accumulation units:
  Outstanding, beginning of year                          --              --              --            --
  Increase for purchase payments
     received                                         38,619           2,492          36,096         6,290
  Decrease for withdrawal of funds                      (296)             (2)             (6)           (1)
                                                   ------------    -----------    -----------    -----------
  Outstanding, end of year                            38,323           2,490          36,090         6,289
                                                   ============    ===========    ===========    ===========


                                                             December 31, 2000
                                                         Segregated Sub-Accounts
                             --------------------------------------------------------------------------------
                              Socially                     Growth         Small                        Dual
                             Responsible     Stock          and          Company     International   Strategy
                               Growth        Index         Income         Stock          Value         Fund
                             -----------    ---------     ----------    ---------    -------------   --------
Accumulation units:
   Outstanding,
     beginning of year         138,362       426,172       140,249       78,432          6,860       117,520
   Increase for
     purchase payments
     received                  262,225       411,138       113,367       47,546         20,213       284,654
   Decrease for
     withdrawal of funds        (6,553)       (1,808)       (2,849)      (7,716)          (254)      (6,275)
                             -----------    ---------     ----------    ---------    -------------   --------
   Outstanding, end of year    394,034       835,502       250,767      118,262         26,819       395,899
                             ===========    =========     ==========    =========    =============   ========


                                                            December 31, 2000
                                                         Segregated Sub-Accounts
                             -------------------------------------------------------------------------------
                                                          High         Small Cap   International    Basic
                               Prime      American       Current        Value         Equity        Value
                               Bond       Balanced       Income         Focus         Focus         Focus
                             ---------    ---------     ----------    ----------   -------------   ---------
Accumulation units:
  Outstanding,
    beginning of year           44,285      84,943        7,200        23,027          6,241         4,710
  Increase for
    purchase payments
    received                    18,460      52,930        4,846        28,241              2        14,273
  Decrease for
    withdrawal of funds        (14,639)    (14,199)        (595)       (1,278)          (714)       (1,803)
                             ---------    ---------     ----------    ----------   -------------   ---------
  Outstanding, end of year      48,106     123,674       11,451        49,990          5,529        17,180
                             =========    =========     ==========    ==========   =============   =========

                          Independent Auditors' Report


Board of Directors
American Fidelity Assurance Company:


We have audited the accompanying consolidated balance sheets of American Fidelity Assurance Company and subsidiaries (the Company) as of December 31, 2001 and 2000, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2001. In connection with our audits of the consolidated financial statements, we have also audited the financial statement schedules III and IV for each of the years in the three-year period ended December 31, 2001. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of American Fidelity Assurance Company and subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.


                                        /s/ KPMG LLP

Oklahoma City, Oklahoma
March 11, 2002

                       AMERICAN FIDELITY ASSURANCE COMPANY
                                AND SUBSIDIARIES
                           Consolidated Balance Sheets
                           December 31, 2001 and 2000
                    (In thousands, except per share amounts)

                        Assets                                     2001           2000
                                                                -----------     ---------
Investments:
     Fixed maturities available for sale, at fair value
        (amortized cost of $1,314,630 and $1,272,843
        in 2001 and 2000, respectively)                         $ 1,338,195     1,261,447
     Equity securities, at fair value:
        Preferred stock (cost of $12,802 and $17,659 in 2001
           and 2000, respectively)                                   13,142        17,853
        Common stocks (cost of $7,728 and $7,884 in
           2001 and 2000, respectively)                               7,884         8,025
     Mortgage loans on real estate, net                             190,189       159,240
     Investment real estate, at cost (less accumulated
        depreciation of $5 and $1,090 in 2001
        and 2000, respectively)                                       4,137        16,431
     Policy loans                                                    25,619        25,485
     Short-term and other investments                                40,562        32,899
                                                                -----------     ---------
                                                                  1,619,728     1,521,380
                                                                -----------     ---------
Cash                                                                 70,652        17,769
                                                                -----------     ---------
Accrued investment income                                            18,928        20,554
                                                                -----------     ---------
Accounts receivable:
     Uncollected premiums                                            59,302        45,933
     Reinsurance receivable                                         640,789       541,558
     Other                                                           16,404        65,479
                                                                -----------     ---------
                                                                    716,495       652,970

Deferred policy acquisition costs                                   273,507       242,238
Other assets                                                          5,387         5,671
Separate account assets                                             243,861       258,764
                                                                -----------     ---------
                 Total assets                                   $ 2,948,558     2,719,346
                                                                ===========     =========

                       AMERICAN FIDELITY ASSURANCE COMPANY
                                AND SUBSIDIARIES
                           Consolidated Balance Sheets
                           December 31, 2001 and 2000
                    (In thousands, except per share amounts)

                 Liabilities and Stockholder's Equity               2001           2000
                                                                 ----------     ----------

Policy liabilities:
     Reserves for future policy benefits:
        Life and annuity                                         $  689,415       639,355
        Accident and health                                         250,485       189,388
     Unearned premiums                                                3,593         3,441
     Benefits payable                                                53,254        44,887
     Funds held under deposit administration contracts              549,053       537,835
     Other policy liabilities                                       114,208       106,528
                                                                 ----------     ----------
                                                                  1,660,008     1,521,434
                                                                 ----------     ----------
Other liabilities:
     Funds withheld under reinsurance contract (notes 11 and 12)    443,722       400,170
     Net deferred income tax liability                               70,012        46,825
     General expenses, taxes, licenses and fees payable,
        and other liabilities                                        79,399        62,712
                                                                 ----------     ----------
                                                                    593,133       509,707

Notes payable                                                       129,357       149,113
Separate account liabilities                                        243,861       258,764
                                                                 ----------     ----------
                 Total liabilities                                2,626,359     2,439,018
                                                                 ----------     ----------
Stockholder's equity:
     Common stock, par value $10 per share.  250,000
        shares authorized, issued, and outstanding                    2,500         2,500
     Additional paid-in capital                                      27,465        23,244
     Accumulated other comprehensive income (loss)                   15,533        (7,195)
     Retained earnings                                              276,701       261,779
                                                                 ----------     ----------
                 Total stockholder's equity                         322,199       280,328

Commitments and contingencies (notes 9, 11, 12, and 14)          ----------     ----------
                 Total liabilities and stockholder's equity      $2,948,558     2,719,346
                                                                 ==========     ==========

See accompanying notes to consolidated financial statements.

                       AMERICAN FIDELITY ASSURANCE COMPANY
                                AND SUBSIDIARIES
                        Consolidated Statements of Income
                  Years ended December 31, 2001, 2000, and 1999
                    (In thousands, except per share amounts)


                                                                         2001        2000      1999
                                                                      ----------  ---------  --------
Revenues:
    Premiums:
       Life and annuity                                               $  33,411     31,950    29,286
       Accident and health                                              274,097    227,466   215,301
                                                                      ----------  ---------  --------
                                                                        307,508    259,416   244,587

    Net investment income                                                94,872     73,311    66,352
    Other                                                                 3,610     21,007    19,237
                                                                      ----------  ---------  --------
                Total revenues                                          405,990    353,734   330,176
                                                                      ----------  ---------  --------

Benefits:
    Benefits paid or provided:
       Life and annuity                                                  26,714     25,134    25,875
       Accident and health                                              138,037    117,467   123,551
    Interest credited to funded contracts                                28,148     28,558    27,199
    Increase in reserves for future policy benefits:
       Life and annuity (net of increase (decrease) in reinsurance reserves ceded of $49,463, $791, and $(783) in 2001,
          2000, and 1999, respectively)                                     597      3,905     2,477
       Accident and health (net of increase (decrease) in
          reinsurance reserves ceded of $39,390, $(10,239),
          and $16,583 in 2001, 2000, and 1999, respectively)             21,707     16,580     6,264
                                                                      ----------  ---------  --------
                                                                        215,203    191,644   185,366
                                                                      ----------  ---------  --------
Expenses:
    Selling costs                                                        93,159     77,835    71,258
    Other operating, administrative, and general expenses                71,668     59,399    52,442
    Taxes, other than federal income taxes, and licenses
       and fees                                                          12,118     10,754     8,561
    Increase in deferred policy acquisition costs                       (31,269)   (27,017)  (21,480)
                                                                      ----------  ---------  --------
                                                                        145,676    120,971   110,781
                                                                      ----------  ---------  --------
                Total benefits and expenses                             360,879    312,615   296,147
                                                                      ----------  ---------  --------
                Income before income tax expense (benefit)               45,111     41,119    34,029
                                                                      ----------  ---------  --------
Income tax expense (benefit):
    Current                                                               3,358     21,256     5,390
    Deferred                                                             10,837     (8,183)    6,375
                                                                      ----------  ---------  --------
                                                                         14,195     13,073    11,765
                                                                      ----------  ---------  --------
                Net income                                            $  30,916     28,046    22,264
                                                                      ==========  =========  ========
Basic net income per share                                            $  123.66     112.18     89.06

See accompanying notes to consolidated financial statements.

                       AMERICAN FIDELITY ASSURANCE COMPANY
                                AND SUBSIDIARIES
                 Consolidated Statements of Stockholder's Equity
                  Years ended December 31, 2001, 2000, and 1999
                                 (In thousands)

                                                                                   Accumulated
                                                        Additional                   other            Total
                                             Common       paid-in     Retained    comprehensive   stockholder's
                                              stock       capital     earnings    income (loss)      equity
                                           ----------  -----------    ---------  --------------   -------------

Balance at December 31, 1998               $   2,500       23,244      230,106       19,775            275,625
Comprehensive income:
     Net income                                   -            -        22,264           -              22,264
     Investments transferred to
        available for sale, net of
        deferred taxes                            -            -            -         6,885              6,885
     Net change in unrealized holding
        gain on investments available
        for sale, net of reclassification
        adjustment                                -            -            -       (44,789)           (44,789)
                                                                                                  -------------
     Comprehensive loss                                                                                (15,640)
Dividends                                         -            -        (7,500)          -              (7,500)
                                           ----------  -----------    ---------  --------------   -------------
Balance at December 31, 1999                   2,500       23,244      244,870      (18,129)           252,485
Comprehensive income:
     Net income                                   -            -        28,046           -              28,046
     Net change in unrealized holding
        loss on investments available
        for sale, net of reclassification
        adjustment                                -            -            -        10,934             10,934
                                                                                                  -------------
     Comprehensive income                                                                               38,980
Dividends                                         -            -       (11,137)       -                (11,137)
                                           ----------  -----------    ---------  --------------   -------------
Balance at December 31, 2000                   2,500       23,244      261,779       (7,195)           280,328
Comprehensive income:
     Net income                                   -            -        30,916           -              30,916
     Net change in unrealized holding
        loss on investments available
        for sale, net of reclassification
        adjustment                                -            -            -        22,728             22,728
                                                                                                  -------------
     Comprehensive income                                                                               53,644
Capital contribution                              -         4,221           -            -               4,221
Dividends                                         -            -       (15,994)          -             (15,994)
                                           ----------  -----------    ---------  --------------   -------------
Balance at December 31, 2001               $   2,500       27,465      276,701       15,533            322,199
                                           ==========  ===========    =========  ==============   =============

See accompanying notes to consolidated financial statements.

                       AMERICAN FIDELITY ASSURANCE COMPANY
                                AND SUBSIDIARIES
                      Consolidated Statements of Cash Flows
                  Years ended December 31, 2001, 2000, and 1999
                                 (In thousands)

                                                                     2001             2000             1999
                                                                -------------    ------------    ------------
Cash flows from operating activities:
    Net income                                                  $     30,916          28,046          22,264
                                                                -------------    ------------    ------------
    Adjustments to reconcile net income to net cash
       provided by operating activities:
          Provision for depreciation                                      46             152             142
          Accretion of discount on investments                        (2,822)           (538)           (281)
          Realized losses (gains) on investments                       4,556            (199)          1,683
          Increase in deferred policy acquisition costs              (31,269)        (27,017)        (21,480)
          Decrease (increase) in accrued investment
             income                                                    1,621            (257)            338
          Increase in accounts receivable                            (63,538)        (15,057)        (16,143)
          Decrease in other assets, net of realized gains                665           2,283           1,409
          Increase in policy liabilities                             121,658          29,064          26,643
          Interest credited on deposit and other
             investment-type contracts                                28,148          28,558          27,199
          Charges on deposit and other
             investment-type contracts                                (8,190)        (10,047)         (7,276)
          Increase in general expenses, taxes, licenses
             and fees payable, and other liabilities                  60,595          12,689           3,192
          Deferred income taxes                                       10,837          (8,183)          6,375
                                                                -------------    ------------    ------------
               Total adjustments                                     122,307          11,448          21,801
                                                                -------------    ------------    ------------
               Net cash provided by operating activities             153,223          39,494          44,065
                                                                -------------    ------------    ------------

Cash flows from investing activities:
    Sale, maturity or repayment of investments:
       Fixed maturities available for sale                           621,559         208,148         186,806
       Equity securities                                               5,734          18,821           6,930
       Mortgage loans on real estate                                  17,676          24,225          21,974
       Real estate                                                     3,344               7           2,350
    Net change in short-term and
       other investments, net of realized gains                       (7,659)         19,566         (33,299)
    Purchase of investments:
       Fixed maturities available for sale                          (666,993)       (217,001)       (227,892)
       Equity securities                                                (672)         (1,784)        (18,746)
       Mortgage loans on real estate                                 (48,941)        (37,740)        (34,171)
       Real estate                                                        -           (6,086)         (1,599)
    Net change in policy loans                                          (134)            (63)            (87)
    Cash received in assumption reinsurance
       agreement (note 12)                                                -            1,756              -
                                                                -------------    ------------    ------------
               Net cash provided by (used in)
                  investing activities                               (76,086)          9,849         (97,734)
                                                                -------------    ------------    ------------

                       AMERICAN FIDELITY ASSURANCE COMPANY
                                AND SUBSIDIARIES
                      Consolidated Statements of Cash Flows
                  Years ended December 31, 2001, 2000, and 1999
                                 (In thousands)


                                                                    2001             2000            1999
                                                                -------------    ------------    ------------
Cash flows from financing activities:
    Dividends paid to parent                                    $   (14,719)         (11,137)         (7,500)
    Capital contribution from parent                                  4,221              -               -
    Proceeds from notes payable                                       -              105,434         240,208
    Repayment of notes payable                                      (10,714)        (102,714)       (151,673)
    Deposits to deposit and other
       investment-type contracts                                     62,791           55,983          57,780
    Withdrawals from deposit and other
       investment-type contracts                                    (65,833)         (95,298)        (86,233)
                                                                -------------    ------------    ------------
             Net cash (used in) provided by
                financing activities                                (24,254)         (47,732)         52,582
                                                                -------------    ------------    ------------
             Net increase (decrease) in cash                         52,883            1,611          (1,087)
Cash at beginning of year                                            17,769           16,158          17,245
                                                                -------------    ------------    ------------
Cash at end of year                                             $    70,652           17,769          16,158
                                                                =============    ============    ============
Supplemental disclosure of cash flow information:
    Cash paid during the year for:
       Interest on notes payable                                $     8,406            8,724           4,263
       Federal income taxes                                          20,500            8,850           4,400
Supplemental disclosure of noncash investing activities:
    Change in unrealized holding gain (loss) on
       investment available for sale, net of deferred tax
       expense (benefit) of $12,394, $5,888, and
       ($20,410) in 2001, 2000, and 1999, respectively               22,728           10,934         (37,904)
Supplemental disclosure of amounts transferred
    to parent company through dividend of affiliated
    companies:
       Real estate                                                   10,449              -               -
       Accounts receivable                                               13              -               -
       Accrued investment income                                          5              -               -
       Other assets                                                     250              -               -
       Notes payable                                                  9,042              -               -
       Deferred tax liability                                            44              -               -
       Other liabilities                                                356              -               -

See accompanying notes to consolidated financial statements.

                      AMERICAN FIDELITY ASSURANCE COMPANY
                                AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                       December 31, 2001, 2000, and 1999

(1)  Significant Accounting Policies

     (a)  Business

          American Fidelity Assurance Company (AFA or the Company) and subsidiaries provide a variety of financial services. AFA is a wholly owned subsidiary of American Fidelity Corporation (AFC), a Nevada insurance holding company. The Company is subject to state insurance regulations and periodic examinations by state insurance departments.

          AFA is licensed in 49 states and the District of Columbia with approximately 36% of direct premiums written in Oklahoma, Texas, and California. AFA is represented by approximately 300 salaried managers and agents, and over 7,100 brokers. Activities of AFA are largely concentrated in the group disability income, group and individual annuity, and individual medical markets. In addition, individual and group life business is also conducted. The main thrust of AFA's sales is worksite marketing of voluntary products through the use of payroll deduction. The Company sells these voluntary products through a salaried sales force that is broken down into two divisions: the Association Worksite Division (AWD) and American Fidelity Educational Services (AFES). AWD specializes in voluntary disability income insurance programs aimed at selected groups and associations whose premiums are funded by employees through payroll deductions. AFES focuses on marketing to public school employees with voluntary insurance products such as disability income, tax sheltered annuities, life insurance, dread disease, and accidental death and dismemberment. These premiums are also funded by employees through payroll deductions. The expertise gained by the Company in worksite marketing of voluntary products is used by the Strategic Alliance Division in developing products to meet special situations and focusing on marketing to a broad range of employers through independent broker agencies and agents interested in getting into or enhancing their payroll deduction capability.

     (b)  Basis of Presentation and Principles of Consolidation

          The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which vary in some respects from statutory accounting practices prescribed or permitted by state insurance departments (see note 2). The consolidated financial statements include the accounts and operations of AFA and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in the consolidated financial statements.

     (c)  Use of Estimates

          Management of the Company has made a number of estimates and assumptions relating to the reporting of assets and liabilities and the disclosure of contingent assets and liabilities to prepare these consolidated financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from those estimates. Principal estimates that could change in the future are the actuarial assumptions used in establishing deferred policy acquisition costs and policy liabilities.

     (d)  Investments

          Management determines the appropriate classification of investments at the time of purchase. If management has the intent and the Company has the ability at the time of purchase to hold the investments until maturity, they are classified as held to maturity and carried at amortized cost. Investments to be held for indefinite periods of time and not intended to be held to maturity are classified as available for sale and carried at fair value. Fair values of investments available for sale are based on quoted market prices.

          The effects of any unrealized holding gains or losses on securities available for sale are reported as accumulated other comprehensive income, a separate component of stockholder's equity, net of deferred taxes. Transfers of securities between categories are recorded at fair value at the date of transfer.

          Short-term investments are reported at cost, which approximates fair value. Equity securities (common and nonredeemable preferred stocks) are reported at fair value, except for the Company's investment in common stock of the Federal Home Loan Bank of Topeka, which is a required investment that is carried at cost. Mortgage loans on real estate are reported at the unpaid balance less an allowance for possible losses. Investment in real estate is carried at cost less accumulated depreciation. Investment in real estate, excluding land, is depreciated on a straight-line basis using the estimated life of 39 years. Policy loans are reported at the unpaid balance.

          Realized gains or losses on disposal of investments are determined on a specific-identification basis and are included in the accompanying consolidated statements of income.

          Because the Company's primary business is in the insurance industry, the Company holds a significant amount of assets that is matched with its liabilities in relation to maturity and interest margin. In order to maximize earnings and minimize risk, the Company invests in a diverse portfolio of investments. The portfolio is diversified by geographic region, investment type, underlying collateral, maturity, and industry. Management does not believe the Company has any significant concentrations of credit risk in its investments.

          The investment portfolio includes fixed maturities, equity securities, mortgage loans, real estate, policy loans, and short-term and other investments. The Company's portfolio does not include any fixed maturities that are low investment-grade and have a high yield (junk bonds). The Company limits its risks by investing in fixed maturities and equity securities of rated companies; mortgage loans adequately collateralized by real estate; selective real estate supported by appraisals; and policy loans collateralized by policy cash values. In addition, the Company performs due diligence procedures prior to making mortgage loans. These procedures include evaluations of the creditworthiness of the mortgagees and/or tenants and independent appraisals. Certain fixed maturities are guaranteed by the United States Government.

          The Company periodically reviews its investment portfolio to determine if allowances for possible losses or provisions for other than temporary impairment are necessary. In connection with this determination, management reviews published market values, credit ratings, independent appraisals, and other valuation information. While management believes that current allowances are adequate, and that no provisions for other than temporary impairment are necessary, adjustments may be necessary in the future due to changes in economic conditions. In addition, regulatory agencies periodically review investment valuation as an integral part of their examination process. Such agencies may require the Company to recognize adjustments to the allowance for losses or carrying values of investments based upon available information and judgments of the regulatory examiners at the time of their examination.

     (e)  Recognition of Premium Revenue and Costs

          Revenues from life, payout annuity (with life contingencies), and accident and health policies represent premiums recognized over the premium-paying period and are included in life, annuity, and accident and health premiums. Expenses are associated with earned premiums to result in recognition of profits over the life of the policies. Expenses include benefits paid to policyholders and the change in the reserves for future policy benefits. The Company's earnings related to annuity products are impacted by conditions in the overall interest rate environment.

          Revenues from accumulation policies, which are included in other revenues, represent amounts assessed against policyholders. Such assessments are principally surrender charges. Policyholder account balances for accumulation annuities consist of premiums received, plus credited interest, less accumulated policyholder assessments. Policyholder account balances are reported in the consolidated balance sheets as funds held under deposit administration contracts. Expenses for accumulation annuities represent interest credited to policyholder account balances.

          Revenues from universal life policies, which are included in other revenues, represent amounts assessed against policyholders. Such assessments are principally mortality charges, surrender charges, and policy service fees. Policyholder account balances consist of premiums received plus credited interest, less accumulated policyholder assessments. Policyholder account balances are reported in the consolidated balance sheets as other policy liabilities. Expenses include interest credited to policyholder account balances and benefits in excess of account balances returned to policyholders.

     (f)  Policy Acquisition Costs

          The Company defers costs that vary with and are primarily related to the production of new business. Deferred costs associated with life, annuity, universal life, and accident and health insurance policies consist principally of field sales compensation, direct response costs, underwriting and issue costs, and related expenses. Deferred costs associated with life policies are amortized (with interest) over the anticipated premium-paying period of the policies using assumptions that are consistent with the assumptions used to calculate policy reserves. Deferred costs associated with annuities and universal life policies are amortized over the life of the policies at a constant rate based on the present value of the estimated gross profit to be realized. Deferred costs related to accident and health insurance policies are amortized over the anticipated premium-paying period of the policies based on the Company's experience. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and at the end of each accounting period, and are written off if determined to be unrecoverable.

     (g)  Policy Liabilities

          Life and annuity and accident and health policy benefit reserves are primarily calculated using the net level reserve method. The net level reserve method includes assumptions as to future investment yields, withdrawal rates, mortality rates, and other assumptions based on the Company's experience. These assumptions are modified as necessary to reflect anticipated trends and include provisions for possible unfavorable deviation.

          Reserves for benefits payable are determined using case-basis evaluations and statistical analyses. These reserves represent the estimate of all benefits incurred but unpaid. The estimates are periodically reviewed and, as adjustments become necessary, they are reflected in current operations. Although such estimates are the Company's best estimate of the ultimate value, the actual results may vary from these values in either direction.

     (h)  Reinsurance

          The Company accounts for reinsurance transactions as prescribed by Statement of Financial Accounting Standards (SFAS) No. 113, Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts. SFAS 113 requires the reporting of reinsurance transactions relating to the balance sheet on a gross basis and precludes immediate gain recognition on reinsurance contracts.

     (i)  Income Taxes

          Income taxes are accounted for under the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

     (j)  Equipment

          Equipment, which is included in other assets, is stated at cost and is depreciated on a straight-line basis using estimated lives of three to ten years. Additions, renewals, and betterments are capitalized. Expenditures for maintenance and repairs are expensed. The costs associated with internally developed software are capitalized and amortized on a straight-line basis using estimated useful lives of three to five years. Upon retirement or disposal of an asset, the asset and related accumulated depreciation is eliminated and any related gain or loss is included in income.

     (k)  Separate Accounts

          The Company maintains a separate account under Oklahoma insurance law designated as American Fidelity Separate Account A (Account A). Account A was formerly known as American Fidelity Variable Annuity Fund A, and operated as an open-end diversified management investment company from 1968 to December 31, 1998. Effective January 1, 1999, it was converted to a unit investment trust separate account, and it transferred its investment portfolio to the American Fidelity Dual Strategy Fund (the Fund), an open-end investment company sponsored by AFA, in exchange for shares of the Fund. Under Oklahoma law, the assets of Account A are segregated from the Company's assets, are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by the Company.

          The Company also maintains a separate account under Oklahoma insurance law designated as American Fidelity Separate Account B (Account B). Account B is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Under Oklahoma law, the assets of each of the 18 segregated subaccounts are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by the Company.

     (l)  Basic Net Income Per Share

          Basic net income per share is based on the weighted average number of shares outstanding. During the years ended December 31, 2001, 2000, and 1999, the weighted average number of shares outstanding was 250,000. There are no dilutive securities outstanding.

     (m)  Reclassifications

          Certain prior year amounts have been reclassified to be consistent with the current year presentation.

     (n)  Comprehensive Income

          The Company accounts for comprehensive income as prescribed by Statement of Financial Accounting Standards (SFAS) No. 130, Reporting Comprehensive Income. SFAS 130 establishes standards for reporting and presentation of comprehensive income and its components in a full set of financial statements. Comprehensive income (loss) consists of net income and net unrealized gains (losses) on securities available for sale, net of reclassification adjustment, and is presented in the consolidated statements of stockholder's equity. SFAS 130 requires only additional disclosures in the consolidated financial statements; it does not affect the Company's financial position or results of operations.

     (o)  New Accounting Pronouncements

          In June 2001, the Financial Accounting Standards Board (FASB) issued SFAS No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets. SFAS No.141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001 as well as all purchase method business combinations completed after June 30, 2001. SFAS 141 also specifies criteria intangible assets acquired in a purchase method business combination must meet to be recognized and reported apart from goodwill. SFAS 142 will require that goodwill and intangible assets with indefinite useful lives no longer be amortized, but instead tested for impairment at least annually in accordance with the provisions of SFAS 142. SFAS 142 will also require that intangible assets with definite useful lives be amortized over their respective estimated useful lives to their estimated residual values, and reviewed for impairment in accordance with SFAS No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of or SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets, upon adoption. SFAS 144 supersedes SFAS 121; however, it retains the fundamental provisions of SFAS 121 for (a) recognition and measurement of the impairment of long-lived assets to be held and used and (b) measurement of long-lived assets to be disposed of by sale. The Company is required to adopt the provisions of SFAS 141 immediately and SFAS 142 and 144 effective January 1, 2002. The Company has determined that the adoption of SFAS 141, 142, and 144 did not have an impact on the consolidated financial position or results of operations of the Company.

          In June 1998, the FASB issued SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities. This statement establishes accounting and reporting standards for derivative instruments and hedging activities. It requires that a company recognize all derivatives as either assets or liabilities in the statement of financial condition and measure those instruments at fair value. This statement was adopted by the Company in 2001 and did not have a material impact on the consolidated financial position or the results of operations of the Company (note 3).

(2)  Statutory Financial Information

     The Company is required to file statutory financial statements with state insurance regulatory authorities. Accounting principles used to prepare these statutory financial statements differ from financial statements prepared on the basis of accounting principles generally accepted in the United States of America. The Company reported statutory net income for the years ended December 31, 2001, 2000, and 1999, of approximately $15,676,000, $16,293,000, and $13,876,000, respectively. The Company reported statutory capital and surplus at December 31, 2001 and 2000 of approximately $142,839,000 and $133,520,000, respectively.

     Retained earnings of the Company are restricted as to payment of dividends by statutory limitations applicable to insurance companies. Without prior approval of the state insurance department, dividends that can be paid by the Company are generally limited to the greater of (a) 10% of statutory capital and surplus, or (b) the statutory net gain from operations. These limitations are based on the amounts reported for the previous calendar year.

     The Oklahoma  Insurance  Department  has adopted  risk-based  capital (RBC)
     requirements  for  life  insurance   companies.   These   requirements  are
     applicable to the Company. The RBC calculation serves as a benchmark for the regulation of life insurance companies by state insurance regulators. RBC provides for surplus formulas similar to target surplus formulas used by commercial rating agencies. The formulas specify various weighting factors that are applied to statutory financial balances or various levels of activity based on the perceived degree of risk, and are set forth in the RBC requirements. The amount determined under such formulas is called the authorized control level RBC (ACLC).

     The RBC guidelines define specific capital levels based on a company's ACLC that are determined by the ratio of the company's total adjusted capital
     (TAC) to its ACLC. TAC is equal to statutory capital, plus the Asset Valuation Reserve and any voluntary investment reserves, 50% of dividend liability, and certain other specified adjustments. Companies where TAC is less than or equal to 2.0 times ACLC are subject to certain corrective actions, as set forth in the RBC requirements.

     At  December  31,  2001  and  2000,   the  statutory  TAC  of  the  Company
     significantly exceeds the level requiring corrective action.

(3)  Investments

     Investment income for the years ended December 31 is summarized below (in thousands):

                                                      2001         2000           1999
                                                  -----------   -----------   ------------
     Interest on fixed maturities                 $   94,862        67,579         64,891
     Dividends on equity securities                    1,694           691            137
     Interest on mortgage loans                       13,883        13,301         11,993
     Investment real estate income                       351         1,375          1,073
     Interest on policy loans                          2,519         1,775          1,408
     Interest on short-term investments                1,283         1,927            800
     Net realized (losses) gains on investments       (4,556)          199         (1,683)
     Other                                              (759)        1,059            949
                                                  -----------   -----------   ------------
                                                     109,277        87,906         79,568
     Less investment expenses                        (14,405)      (14,595)       (13,216)
                                                  -----------   -----------   ------------
                   Net investment income          $   94,872        73,311         66,352
                                                  ===========   ===========   ============

     Net realized gains (losses) and the changes in unrealized gains (losses) on investments for the years ended December 31 are as follows (in thousands):

                                                   2001                        2000                      1999
                                          ------------------------- --------------------------- -------------------------
                                             Realized   Unrealized    Realized     Unrealized      Realized   Unrealized
                                          ----------- ------------- -----------  -------------- ------------ ------------
     Fixed maturities available for sale   $   (6,469)      34,961       (1,793)        18,704        (2,135)    (58,486)
     Equity securities                             49          161        2,215         (1,882)          445         172
     Real estate                                1,545            -            -              -           137           -
     Mortgage loans                              (316)           -         (133)             -          (130)          -
     Short-term investments                         4            -          (15)             -             -           -
     Other assets                                 631            -          (75)             -             -           -
                                           ----------- ------------- -----------  -------------- ------------ ------------
                                           $   (4,556)      35,122          199         16,822        (1,683)    (58,314)
                                           =========== ============= ===========  ============== ============ ============

     Included in the above realized gains (losses) is the increase (decrease) in the allowance for possible losses on mortgage loans of $316,000, $133,000, and $130,000 in 2001, 2000, and 1999, respectively. In addition, the Company realized net gains of approximately $668,000, $95,000, and $65,000 during 2001, 2000, and 1999, respectively, on investments in fixed maturities that were called or prepaid.

     (a)  Held to Maturity

          Effective January 1, 1999, management of the Company changed its intent to hold securities to maturity. The Company transferred all of its held-to-maturity securities to available for sale during 1999.

     (b)  Available for Sale

          The gross unrealized holding gains on equity securities available for sale were approximately $496,000 and $365,000 in 2001 and 2000, respectively. Gross unrealized holding losses on equity securities available for sale were approximately $30,000 in 2000.

                      AMERICAN FIDELITY ASSURANCE COMPANY
                                AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2001, 2000, and 1999

     The amortized cost and estimated fair value of investments in fixed maturities available for sale are as follows (in thousands):

                                                                         December 31, 2001
                                                 ------------------------------------------------------------------
                                                                      Gross            Gross
                                                    Amortized       unrealized       unrealized        Estimated
                                                      cost         holding gains    holding losses     fair value
                                                 ---------------  ---------------  ---------------  ---------------
     U.S. Treasury securities and obligations
        of U.S. Government corporations          $    129,284            1,973             (694)         130,563
     Special revenue                                   40,071            1,951               (3)          42,019
     Corporate securities                             692,707           16,946           (6,345)         703,308
     Mortgage-backed securities                       452,568           10,655             (918)         462,305
                                                 ---------------  ---------------  ---------------  ---------------
             Totals                              $  1,314,630           31,525           (7,960)       1,338,195
                                                 ===============  ===============  ===============  ===============

                                                                         December 31, 2000
                                                 ------------------------------------------------------------------
                                                                      Gross             Gross
                                                    Amortized       unrealized        unrealized       Estimated
                                                       cost        holding gains    holding losses     fair value
                                                 ---------------  ---------------  ---------------  ---------------
     U.S. Treasury securities and obligations
        of U.S. Government corporations          $      44,456               -              (1)           44,455
     Special revenue                                    98,853             659            (178)           99,334
     Corporate securities                              768,747           9,310         (23,124)          754,933
     Mortgage-backed securities                        360,787           4,149          (2,211)          362,725
                                                 ---------------  ---------------  ---------------  ---------------

             Totals                              $   1,272,843          14,118         (25,514)        1,261,447
                                                 ===============  ===============  ===============  ===============

     The amortized cost and estimated fair value of investments in fixed maturities available for sale at December 31, 2001 are shown below (in thousands) by contractual maturity. Expected maturities will differ from contractual maturities because the issuers of such securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                      Amortized      Estimated fair
                                                        cost             value
                                                 -----------------  ---------------
     Due in one year or less                     $        30,878             31,003
     Due after one year through five years               179,518            184,073
     Due after five years through ten years              270,139            274,181
     Due after ten years                                 381,527            386,633
                                                 -----------------  ---------------
                                                         862,062            875,890
     Mortgage-backed securities                          452,568            462,305
                                                 -----------------  ---------------
                                                 -----------------  ---------------
             Totals                              $     1,314,630          1,338,195
                                                 =================  ===============

     Proceeds from sales of investments in fixed maturities available for sale were approximately $486,169,000, $152,942,000, and $96,932,000 in 2001,
     2000, and 1999, respectively. Gross gains of approximately $17,199,000, $2,387,000, and $481,000 and gross losses of approximately $24,336,000, $4,275,000, and $2,681,000 were realized on those sales in 2001, 2000, and 1999, respectively.

     Included in short-term and other investments at December 31, 2001 are derivative instruments of approximately $3,887,000, which are carried at fair value. Upon the adoption of SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, on January 1, 2001, the Company recorded the cumulative effect of this change in accounting principle of $375,000, before tax, as a realized gain in the 2001 consolidated statement of income. The net change in the fair value of these derivatives from January 1, 2001 to December 31, 2001 of approximately $85,000, before tax, is also reported as a realized gain in the 2001 consolidated statement of income. The derivative instruments owned by the Company consist of conversion features embedded within certain investments in fixed maturities and preferred stock, and are valued based on quotations obtained from an outside investment advisory firm.

     At December 31, 2001 and 2000, investments with carrying values of approximately $2,581,000 were on deposit with state insurance departments as required by statute.

(4)  Fair Value of Financial Instruments

     A summary of the Company's financial instruments (in thousands) and the fair value estimates, methods, and assumptions are set forth below:

                                                               2001                           2000
                                                    ------------------------------- --------------------------
                                                       Carrying     Estimated       Carrying      Estimated
                                                        amount      fair value       amount      fair value
                                                    ----------- ------------------- ----------- --------------
     Financial assets:
         Cash                                       $   70,652         70,652          17,769         17,769
         Short-term and other investments               40,562         40,562          32,899         32,899
         Accounts receivable                            75,706         75,706         111,412        111,412
         Accrued investment income                      18,928         18,928          20,554         20,554
         Reinsurance receivables on paid
           and unpaid benefits                         640,789        640,789         541,558        541,558
         Policy loans                                   25,619         25,619          25,485         25,485
         Fixed maturities available for
           sale                                      1,338,195      1,338,195       1,261,447      1,261,447
         Equity securities                              21,026         21,026          25,878         25,878
         Mortgage loans                                190,189        200,661         159,240        165,698

     Financial liabilities:
         Certain policy liabilities                    609,784        602,030         597,363        588,002
         Other liabilities                              79,399         79,399          62,712         62,712
         Notes payable                                 129,357        140,807         149,113        155,138

     Cash, Short-term and Other Investments, Accounts Receivable, Accrued Investment Income, Reinsurance Receivables on Paid and Unpaid Benefits, and Other Liabilities

     The carrying amount of these financial instruments approximates fair value because they mature within a relatively short period of time and do not present unanticipated credit concerns. The derivative balances included in short-term and other investments are carried at fair value, based on quotations obtained from an outside investment advisory firm.

     Policy Loans

     Policy loans have average interest yields of approximately 6.50% and 5.30% as of December 31, 2001 and 2000, respectively, and have no specified maturity dates. These loans typically carry an interest rate that is tied to the crediting rate applied to the related policy and contract reserves. Policy loans are an integral part of the life insurance policies which the Company has in force and cannot be valued separately.

     Fixed Maturities Available for Sale

     The fair value of fixed maturities available for sale is estimated based on bid prices published in financial newspapers or bid quotations received from securities dealers. The fair value of certain securities is not readily available through market sources other than dealer quotations, so fair value estimates are based on quoted market prices of similar instruments, adjusted for the differences between the quoted instruments and the instruments being valued.

     Equity Securities

     The fair value of equity securities investments of the Company is based on bid prices published in financial newspapers or bid quotations received from securities dealers.

     Mortgage Loans

     Fair values are estimated for portfolios of loans with similar characteristics. Mortgage loans are segregated into either commercial or residential categories, and have average net yield rates of 7.85% and 7.99% for December 31, 2001 and 2000, respectively. The fair value of mortgage loans was calculated by discounting scheduled cash flows to maturity using estimated market discount rates of 7.27% and 7.56% for December 31, 2001 and 2000, respectively. These rates reflect the credit and interest rate risk inherent in the loans. Assumptions regarding credit risk, cash flows, and discount rates are judgmentally determined using available market information and specific borrower information. The fair value of certain residential loans is based on the approximate fair value of the underlying real estate securing the mortgages.

     Certain Policy Liabilities

     Certain policies sold by the Company are investment-type contracts. These liabilities are segregated into two categories: deposit administration funds and immediate annuities that do not have life contingencies. The fair value of the deposit administration funds is estimated as the cash surrender value of each policy less applicable surrender charges. The fair value of the immediate annuities without life contingencies is estimated as the discounted cash flows of expected future benefits less the discounted cash flows of expected future premiums, using the current pricing assumptions. The carrying amount of all other policy liabilities approximates fair value.


                                                     December 31, 2001                     December 31, 2000
                                           ----------------------------------    ----------------------------------
                                             Carrying          Estimated           Carrying          Estimated
                                              amount           fair value           amount            fair value
                                           -------------    -----------------    -------------    -----------------
                                                  (In thousands)                        (In thousands)

     Funds held under deposit
         administration contracts          $    549,053              540,042          537,835              527,138
     Annuities                                   60,731               61,988           59,528               60,864



     Notes Payable

     The fair value of the Company's notes payable is estimated by discounting the scheduled cash flows of each instrument through the scheduled maturity. The discount rates used are similar to those used for the valuation of the Company's commercial mortgage loan portfolio, except for the Company's notes payable to the Federal Home Loan Bank of Topeka, which are valued using discount rates at or near the carried rates because the notes have relatively short lives or carry the option of conversion to an adjustable rate.

     Limitations

     Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they reflect income taxes on differences between fair value and tax basis of the assets. Because no established exchange exists for a significant portion of the Company's financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.


(5)  Deferred Policy Acquisition Costs

     Deferred policy acquisition costs principally represent field sales compensation, direct response costs, underwriting and issue costs, and related expenses. Information relating to the increase in deferred policy acquisition costs is summarized as follows (in thousands):

                                                     Life and     Accident and
                                                     annuity        health         Total
                                                  -------------   ------------   ----------
     Year ended December 31, 2001:
         Deferred costs                           $      9,071         54,928       63,999
         Amortization                                   (3,728)       (29,002)     (32,730)
                                                  -------------   ------------   ----------
                   Net increase                   $      5,343         25,926       31,269
                                                  =============   ============   ==========

     Year ended December 31, 2000:
         Deferred costs                           $      8,728         45,710       54,438
         Amortization                                   (4,336)       (23,085)     (27,421)
                                                  -------------   ------------   ----------
                   Net increase                   $      4,392         22,625       27,017
                                                  =============   ============   ==========

     Year ended December 31, 1999:
         Deferred costs                           $      8,650         38,369       47,019
         Amortization                                   (7,202)       (18,337)     (25,539)
                                                  -------------   ------------   ----------
                   Net increase                   $       1,448        20,032       21,480
                                                  =============   ============   ==========

(6)  Reserves for Future Policy Benefits

     Reserves for life and annuity future policy  benefits as of December 31 are
     principally  based  on  the  interest   assumptions  set  forth  below  (in
     thousands):

                                                            2001               2000               Interest
                                                                                                 assumptions
                                                      ------------------ ------------------ --------------------
     Life and annuity reserves:
         Issued prior to 1970                         $          3,440              3,120           4.75%
         Issued 1970 through 1980                               30,742             27,583      6.75% to 5.25%
         Issued after 1982 (indeterminate premium
           products)                                               687                580      10.00% to 8.50%
         Issued through 1987 (acquired business)                 1,220              1,258          11.00%
         Issued 1981-1994 (all other)                           34,745             30,246      8.50% to 7.00%
         Issued after 1994 (all other)                          11,214              7,827           7.00%
         Life contingent annuities                              34,642             34,513         Various *
         Group term life waiver of premium
           disabled lives                                        7,402              6,525           6.00%
         Reserves acquired through assumption
           reinsurance agreement (note 12)                     559,582            522,640      5.50% to 2.25%
         All other life reserves                                 5,741              5,063          Various
                                                          ------------------ ------------------

                                                          $        689,415            639,355
                                                          ================== ==================

     * These reserves are revalued as limited-pay contracts. As a result, the reserve is somewhat greater than the present value of future benefits and expenses at the assumed interest rates, i.e., the actual interest rates required to support the reserves are somewhat lower than the rates assumed.

     Assumptions as to mortality are based on the Company's prior experience. This experience approximates the 1955-60 Select and Ultimate Table (individual life issued prior to 1981), the 1965-70 Select and Ultimate Table (individual life issued in 1981 and after) and the 1960 Basic Group Table (all group issues). Assumptions for withdrawals are based on the Company's prior experience. All assumptions used are adjusted to provide for possible adverse deviations.

(7)  Liability for Benefits Payable

     The provision for benefits pertaining to prior years decreased by approximately $5,400,000 in 2001 primarily due to better than anticipated loss experience related to group disability business. The provision for benefits pertaining to prior years increased by approximately $6,800,000 in 2000 due to higher than anticipated loss experience, primarily related to cancer and group disability business.

(8)  Notes Payable

     Notes payable as of December 31 are summarized as follows:

                                                                      2001            2000
                                                                -------------  --------------
                                                                       (In thousands)
     6.07% line of credit, due in 2003, interest due monthly    $     25,000          25,000
     5.80% line of credit, due in 2004, interest due monthly           5,000           5,000
     5.05% line of credit, due in 2005, interest due monthly           2,857           3,571
     5.55% line of credit, due in 2008, interest due monthly           6,500           6,500
     5.03% line of credit, due in 2008, interest due monthly           5,000           5,000
     5.60% line of credit, due in 2009, interest due monthly           5,000           5,000
     6.19% line of credit, due in 2010, interest due monthly          10,000          10,000
     6.61% line of credit, due in 2010, interest due monthly          10,000          10,000
     6.33% line of credit, due in 2010, interest due monthly          15,000          15,000
     6.87% line of credit, due in 2010, interest due monthly          15,000          15,000
     6.31% line of credit, due in 2010, interest due monthly          15,000          15,000
     5.87% line of credit, due in 2014, interest due monthly          15,000          15,000
     Various notes payable, paid in 2001                                   -          19,042
                                                                -------------  --------------
                                                                $    129,357         149,113
                                                                =============  ==============

     AFA has a $129,357,000 and $140,071,000 line of credit with the Federal Home Loan Bank of Topeka at December 31, 2001 and 2000, respectively. The line of credit is secured by investment securities pledged as collateral by AFA with a carrying value of approximately $143,533,000 and $167,010,000 at December 31, 2001 and 2000, respectively, which exceeds the collateral required for this line of credit. The pledged securities are held in the Company's name in a custodial account at Bank One Trust Company, N.A., to secure current and future borrowings. To participate in this available credit, AFA has acquired 77,536 shares of Federal Home Loan Bank of Topeka common stock with a total carrying value of approximately $7,753,600 at December 31, 2001.

     The Company has unused lines of credit of approximately $20,000,000 available at December 31, 2001.

     Interest expense for the years ended December 31, 2001, 2000, and 1999, totaled approximately $8,346,000, $8,738,000, and $4,730,000, respectively.

     Scheduled maturities (excluding interest) of the above indebtedness at December 31, 2001 are as follows (in thousands):

               2002                       $      714
               2003                           25,715
               2004                            5,714
               2005                              714
               2006                                -
               Thereafter                     96,500
                                            --------
                                          $  129,357
                                            ========

(9)  Income Taxes

     Total income tax expense in the accompanying consolidated statements of income differs from the federal statutory rate of 35% of income before income taxes principally due to dividends paid to AFC in 2001 and 2000 treated as management fees for tax purposes.

     The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities at December 31 are presented below (in thousands):

                                                           2001         2000
                                                        ----------   ----------
     Deferred tax assets:
         Fixed maturities                               $       -        2,848
         Other investments                                    974          744
         Life and health reserves                          28,113       23,183
         Other liabilities and assets                          34        2,458
         Capital loss carryover                               949            -
                                                        ----------   ----------
                   Total gross deferred tax assets         30,070       29,233
                                                        ----------   ----------

     Deferred tax liabilities:
         Fixed maturities                                  (9,080)           -
         Equity securities                                   (287)        (117)
         Deferred policy acquisition costs                (76,332)     (67,037)
         Due and deferred premiums                        (14,383)      (8,904)
                                                        ----------   ----------
                   Total gross deferred tax liabilities  (100,082)     (76,058)
                                                        ----------   ----------
                   Net deferred tax liability           $ (70,012)     (46,825)
                                                        ==========   ==========

     Management believes that it is more likely than not that the results of operations will generate sufficient taxable income to realize the deferred tax assets reported on the consolidated balance sheets.

     The Company and its subsidiaries are included in AFC's consolidated federal income tax return. Income taxes are reflected in the accompanying consolidated financial statements as if the Company and its subsidiaries were separate tax-paying entities. At December 31, 2001, other accounts receivable includes income taxes receivable of approximately $2,188,000. At December 31, 2000, other accounts payable included income taxes payable of approximately $14,443,000.

     The Company incurred approximately $4,115,000 in net capital losses during 2001. A capital loss carryback claim is allowed for approximately
     $1,042,000 of this capital loss and approximately $2,713,000 of this capital loss will carry forward to subsequent years. The capital loss carry forward will expire in 2006.

     Under the provision of the Life Insurance Company Tax Act of 1959, certain special deductions were allowed to life insurance companies for federal income tax purposes. These special deductions were repealed by the Tax Reform Act of 1984, and the untaxed balances were frozen at their December 31, 1983 levels. These balances, referred to as the "policyholders surplus account" were approximately $8,161,000 for AFA and are subject to taxation if certain levels of premium income or life insurance reserves are not maintained, or if the life insurance company makes excess distributions to shareholders. As it is not currently considered likely that a tax would become due on any such balance, no deferred income taxes have been provided. However, if such tax were to become payable, it would amount to approximately $2,856,000.

(10) Other Comprehensive Income (Loss)

     The changes in the components of other comprehensive income (loss) are reported net of income taxes for the periods indicated, as follows (in thousands):

                                                                             Year ended December 31, 2001
                                                                 ------------------------------------------------------
                                                                     Pretax               Tax                Net
                                                                     amount             effect             amount
                                                                 ----------------   ----------------   ----------------
     Unrealized holding gain on investments:
         Unrealized holding gain arising during the period       $        28,702            (10,147)            18,555
         Plus: reclassification adjustment for losses
           included in net income                                          6,420             (2,247)             4,173
                                                                 ----------------   ----------------   ----------------
     Other comprehensive income                                  $        35,122            (12,394)            22,728
                                                                 ================   ================   ================

                                                                             Year ended December 31, 2000
                                                                 ------------------------------------------------------
                                                                     Pretax               Tax                Net
                                                                     amount             effect             amount
                                                                 ----------------   ----------------   ----------------
     Unrealized holding gain on investments:
         Unrealized holding gain arising during the period       $        17,244             (6,036)            11,208
         Less: reclassification adjustment for gains
           included in net income                                           (422)               148               (274)
                                                                 ----------------   ----------------   ----------------
     Other comprehensive income                                  $        16,822             (5,888)            10,934
                                                                 ================   ================   ================


                                                                             Year ended December 31, 1999
                                                                 ------------------------------------------------------
                                                                     Pretax               Tax                Net
                                                                     Amount             Effect             amount
                                                                 ----------------   ----------------   ----------------
     Unrealized holding loss on investments:
         Unrealized holding loss arising during the period       $       (60,004)            21,002            (39,002)
         Less: reclassification adjustment for losses
           included in net income                                          1,690               (592)             1,098
                                                                 ----------------   ----------------   ----------------
     Other comprehensive loss                                    $       (58,314)            20,410            (37,904)
                                                                 ================   ================   ================

(11) Reinsurance

     Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Management believes that all reinsurers presently used are financially sound and will be able to meet their contractual obligations; therefore, no allowance for uncollectible amounts has been included in the consolidated financial statements. At December 31, 2001, reinsurance receivables with a carrying value of approximately $29,567,000 were associated with one reinsurer. At December 31, 2000, reinsurance receivables with a carrying value of approximately $17,719,000 were associated with two reinsurers. In addition, reinsurance receivables and funds withheld under reinsurance contract liability of approximately $443,722,000 and $400,170,000 in 2001 and 2000, respectively, are associated with one reinsurer (note 12).

     Reinsurance agreements in effect for life insurance policies vary according to the age of the insured and the type of risk. Retention amounts for life insurance range from $500,000 on group life to $250,000 on individual life coverages, with slightly lower limits on accidental death benefits. At December 31, 2001 and 2000, the face amounts of life insurance in force that are reinsured amounted to approximately $12,137,000,000 (approximately 60.8% of total life insurance in force) and $14,283,000,000 (approximately 73.1% of total life insurance in force), respectively.

     Reinsurance agreements in effect for accident and health insurance policies vary with the type of coverage. Retention limits range from $150,000 for individual cancer coverage to $250,000 for major medical coverage.

     The effects of reinsurance agreements on earned and written premiums, prior to deductions for benefits and commission allowances, were approximately $(226,503,000), $(88,517,000), and $(96,087,000) for life and accident and health  reinsurance  ceded, and $10,659,000,  $1,092,000,  and $795,000 for life and accident and health reinsurance assumed for the years ended December 31, 2001, 2000, and 1999, respectively.

     Reinsurance agreements reduced benefits paid for life and accident and health policies by approximately $185,210,000, $104,660,000, and $114,026,000 for the years ended December 31, 2001, 2000, and 1999, respectively.

(12) Acquired Business

     (a)  Mid-Continent Life Insurance Company

     Effective December 31, 2000, the Company entered into an assumption reinsurance agreement with the Commissioner of Insurance of the State of Oklahoma, in his capacity as receiver of Mid-Continent Life Insurance Company (MCL) of Oklahoma City, Oklahoma. Under this agreement, the Company has assumed MCL's policies in force, with the exception of a small block of annuity policies that was assumed effective January 1, 2001. In a concurrent reinsurance agreement, the Company cedes 100% of the MCL policies assumed to Hannover Life Reassurance Company of America (HLR). The agreement with HLR is a funds withheld arrangement, with the Company ceding net policy assets and liabilities of approximately $443,722,000 and $400,170,000 to HLR and maintaining a funds withheld liability at December 31, 2001 and 2000, respectively.

     Under  the  terms of the  agreement  with the  receiver,  the  Company  has
     guaranteed   that  the  amount  of  premiums   charged  under  the  assumed
     "Extra-Life"   contracts  will  not  increase  during  the  17-year  period beginning December 31, 2000. The Company has also guaranteed that the current dividend scale on the assumed "Extra-Life" contracts shall not be reduced or eliminated during the five-year period beginning December 31, 2000. Certain funds are being held by the receiver for the purpose of paying the reasonable costs of MCL's operations after December 31, 2000 and winding up the receivership proceedings. The remainder of these funds will be remitted to the Company after all such costs have been paid.

     As required by the terms of the assumption reinsurance agreement with the Commissioner of Insurance of the State of Oklahoma, the Company and HLR agreed that a Supplemental Policyholder Reserve (SPR) would be established. The initial SPR is equal to the net of the assets and liabilities received from MCL under the assumption agreement, less amounts ceded to other reinsurance carriers. The SPR is 100% ceded to HLR.

     The purpose of the SPR is to provide additional protection to the MCL policyholders against premium increases and to ensure that profits are recognized over the lives of the underlying policies, rather than being recognized up front. The method for calculation of initial SPR was specified precisely in the agreement with the receiver. The method for calculating the SPR for periods beyond the purchase date was developed by the Company, as this reserve is not otherwise required statutorily or under existing actuarial valuation guidance. The SPR is divided into two parts:
     (a) an additional reserve for future benefits, which is an estimate of the amount needed, in addition to the policy reserves and liability for future dividends, to fund benefits assuming there are no future premium rate increases, and (b) an additional reserve for future estimated profit, which represents the profit the Company expects to earn on this business over the lives of the underlying policies. The SPR will be reprojected each year to recognize current and future profits as a level percentage of future projected required capital amounts each year, resulting in a level return on investment. Any remaining SPR will not automatically be released after the premium guarantee period of 17 years, because the SPR is to be held until there is an actuarial certainty that premium rate increases will not be needed. The calculation of the SPR is subject to significant volatility, as it is highly dependent upon assumptions regarding mortality, lapse experience, and investment return. Small shifts in any of these underlying assumptions could have a dramatic impact on the value of the SPR.

     Under the terms of the agreement with HLR, the Company has agreed to share future profits on a 50/50 basis with HLR, through an experience refund account. The experience refund account is calculated as premium income plus investment income, less reserve increases (including the SPR), benefits paid, and administrative expense allowances paid to AFA, and is settled on a quarterly basis. Losses are not shared on a 50/50 basis, except to the extent that a net loss in the experience account at the end of a quarter carries forward to future quarters. The experience refund earned by AFA in 2001, before tax, was approximately $5,699,000. Due to the nature of a funds withheld reinsurance arrangement, the components of the experience refund calculation are reported as separate components in the accompanying consolidated statements of income. Premium income, reserve increases, and benefits paid related to this block are reported as reductions of premium income, changes in reserves, and benefits for reinsurance ceded, as required by SFAS 113. Investment income on the funds withheld is included in AFA's investment income, and administrative expense allowances paid to AFA are reported as a reduction of AFA's expense. The impacts of ceding investment income on funds withheld and the experience refund due to HLR are reported as a reductions of other revenues in the accompanying consolidated statements of income.

     The acquisition was accounted for as a purchase under Accounting Principles Board Opinion No. 16, Business Combinations. Total assets and liabilities were approximately $492,303,000, including the SPR, at the time of this agreement, and are included in the accompanying consolidated balance sheets. The assets and liabilities recorded at December 31, 2000 consist of the following (in thousands):

          Assets:
              Fixed maturities available for sale    $  322,556
              Equity securities                          16,832
              Mortgage loans on real estate                 351
              Real estate, net                            1,100
              Policy loans                               14,188
              Cash                                        1,756
              Accrued investment income                   5,112
              Accounts receivable                       129,467
              Other assets                                  941
                                                    -----------
                                                    $  492,303
                                                    ===========

          Liabilities:
              Policy liabilities                    $   485,340
              Other liabilities                           6,963
                                                    -----------
                                                    $   492,303
                                                    ===========

     (b)  American Standard Life and Accident Insurance Company

     Effective July 1, 1998, the Company entered into an assumption reinsurance agreement with American Standard Life and Accident Insurance Company (ASL) of Enid, Oklahoma, the National Organization of Life and Health Guaranty Associations, and the guaranty associations in the states where ASL originally conducted its business. The Company recorded an asset for the value of the business acquired based on the present value of the estimated future profits on the business (PVP) at a 6.75% discount rate. The PVP was estimated to be $4,313,000 at July 1, 1998. Approximately $437,000, $504,000, and $578,000 of amortization was recorded in 2001, 2000, and 1999, respectively, and is included in operating expenses in the accompanying consolidated statements of income. The December 31, 2001 and 2000 balance of the PVP asset approximates $2,483,000 and $2,920,000, respectively, and is included in other assets in the accompanying consolidated balance sheets.

     An estimate of the amortization of the PVP for the next five years is as follows:

                2002           $   379,000
                2003               328,000
                2004               284,000
                2005               246,000
                2006               210,000

(13) Employee Benefit Plans

     The Company participates in a pension plan (the Plan) covering all employees who have satisfied longevity and age requirements. The Company's funding policy is to contribute annually the maximum amount that can be deducted for federal income tax purposes. Contributions are intended to provide not only for benefits attributed to service to date but also for those expected to be earned in the future.

     The Plan's funded status as of December 31 is summarized as follows (in thousands):

                                                                                 2001         2000
                                                                           ------------  ------------
         Actuarial present value of benefit obligation:
             Vested benefits                                               $    22,489       17,144
             Nonvested benefits                                                  2,627        2,264
                                                                           ------------  ------------
                                                                           $    25,116       19,408
                   Total accumulated benefit obligation                    ============  ============

         Change in benefit obligation:
             Benefit obligation at beginning of period                     $    23,893       20,141
             Service cost                                                        2,187        1,944
             Interest cost                                                       1,954        1,575
             Actuarial loss                                                      5,664        1,392
             Benefits paid                                                      (2,594)      (1,159)
                                                                           ------------  ------------
                   Benefit obligation at end of period                     $    31,104       23,893
                                                                           ============  ============

         Change in plan assets:
             Fair value of plan assets at beginning of period              $    24,476       24,369
             Actual return on plan assets                                          996        1,266
             Employer contributions                                              2,367            -
             Benefits paid                                                      (2,594)      (1,159)
                                                                           ------------  ------------
                   Fair value of plan assets at end of period              $    25,245       24,476
                                                                           ============  ============
         Funded status at end of year:
               Plan assets (less than) in excess of projected benefit
                 obligation                                                $    (5,859)         583
               Unrecognized net actuarial loss (gain)                            5,855       (1,697)
               Unrecognized prior service cost due to plan amendment             (143)         256
                                                                           ------------  ------------
                   Accrued benefit cost                                    $     (147)        (858)
                                                                           ============  ============

     In determining the projected benefit obligation, the weighted average assumed discount rates used were 7.25% and 7.75% in 2001 and 2000, respectively. The rate of increase in future salary levels was 5% in 2001 and 2000. The expected long-term rate of return on assets used in determining net periodic pension cost was 9.5% in 2001 and 2000. Plan assets are invested in fixed maturities, equity securities, and short-term investments.

     Net periodic pension cost for the years ended December 31 included the following (in thousands):

                                                                  2001            2000           1999
                                                             -------------    ------------   -------------
        Service cost - benefits earned during period         $    2,187           1,944          2,091
        Interest costs                                            1,954           1,575          1,394
        Expected return on plan assets                           (2,521)         (2,202)        (2,175)
        Net amortization and deferral                                37              15            (73)
                                                             -------------    ------------   -------------
                      Net periodic pension cost              $    1,657           1,332          1,237
                                                             =============    ============   =============

     The Company participates in a defined contribution thrift and profit sharing plan as provided under section 401(a) of the Internal Revenue Code, which includes the tax deferral feature for employee contributions provided by section 401(k) of the Internal Revenue Code. The Company contributed approximately $1,466,000, $1,273,000, and $1,150,000 to this plan during the years ended December 31, 2001, 2000, and 1999, respectively.

(14) Commitments and Contingencies

     Rent expense for office space and equipment for the years ended December 31, 2001, 2000, and 1999, was approximately $9,216,000, $8,864,000, and
     $8,404,000, respectively. A portion of rent expense relates to leases that expire or are cancelable within one year. The aggregate minimum annual rental commitments as of December 31, 2001 under noncancelable long-term leases are as follows (in thousands):

                2002                  $  1,945
                2003                     1,237
                2004                       713
                2005                       391
                2006                       134

     The Company has pledged approximately $12,928,000 of its treasury notes as collateral on lines of credit held by affiliated companies.

     The Company has outstanding mortgage loan commitments of approximately $27,597,000 and $11,600,000 at December 31, 2001 and 2000, respectively.

     In the normal  course of  business,  there are  various  legal  actions and proceedings pending against the Company and its subsidiaries. In management's opinion, the ultimate liability, if any, resulting from these legal actions will not have a material adverse effect on the Company's financial position.

(15) Related-Party Transactions

     The Company and its subsidiaries lease automobiles, furniture, and equipment from a partnership that owns a controlling interest in AFC. These operating leases are cancelable upon one month's notice. During the years ended December 31, 2001, 2000, and 1999, rentals paid under these leases were approximately $4,210,000, $4,139,000, and $3,995,000, respectively.

     During the years ended December 31, 2001, 2000, and 1999, the Company paid investment advisory fees to a partnership that owns a controlling interest in AFC totaling approximately $3,969,000, $3,519,000, and $3,427,000, respectively.

     During the years ended December 31, 2001 and 1999, the Company paid management fees and investment advisory fees to AFC totaling approximately $2,844,000 and $4,588,000, respectively. During the year ended December 31, 2000, the Company paid management fees to AFC totaling approximately $1,863,000.

     The Company leases office space from a subsidiary of AFC. The rent payments associated with the lease will be approximately $2,560,000 per year for the next ten years.

     During 2001, 2000, and 1999, the Company paid cash dividends to AFC of approximately $14,030,000, $11,137,000, and $7,500,000, respectively.

     During 2001, the Company paid dividends to AFC of approximately $1,964,000 in the form of common stock in affiliated companies (including the companies' cash balances of approximately $689,000).

     During 2001, 2000, and 1999, the Company entered into three-year software lease agreements with AFC. Lease expense related to these agreements was approximately $3,693,000, $2,914,000, and $2,072,000 for the years ended December 31, 2001, 2000, and 1999, respectively, and is included in selling costs and other operating, administrative, and general expenses.

     The Company has guaranteed approximately $9,255,000 at December 31, 2001 on a loan for the benefit of AFC. The guarantee does not require any pledging or commitment of the Company's assets and the amount of the guarantee will decline dollar for dollar as the principal balance declines.

     An officer of AFC serves on the board of directors of a financial institution in which the Company maintains cash balances.

                       AMERICAN FIDELITY ASSURANCE COMPANY
                                AND SUBSIDIARIES

                   Schedule III - Business Segment Information
                  Years Ended December 31, 2001, 2000 and 1999
                                 (In thousands)

     The Company's reportable segments are its strategic business units. The components of operations for the years ended December 31, 2001, 2000, and 1999 are included in the table below.

     Assets and related investment income are allocated based upon related insurance reserves that are backed by such assets. Other operating expenses are allocated in relation to the mix of related revenues.

                                                                 2001            2000            1999
                                                             ------------   -------------    ------------
       Total revenues:
           American Fidelity Education Services Division     $   202,684         195,848          187,548
           Association Worksite Division                         127,711         113,573          108,342
           Strategic Alliance Division                            55,043          42,891           33,412
           Mid-Continent Life Division (note 12)                  17,593               -                -
           Non insurance operations                                2,959           1,422              874
                                                             ------------   -------------    ------------
                                                             $   405,990         353,734          330,176
                                                             ============   =============    ============

       Pretax earnings:
           American Fidelity Education Services Division     $    32,493          26,787           26,617
           Association Worksite Division                           3,777           8,684            8,314
           Strategic Alliance Division                            (1,018)          5,274             (940)
           Mid-Continent Life Division (note 12)                   9,736               -                -
           Non insurance operations                                  123             374               38
                                                             ------------   -------------    ------------
                                                             $    45,111          41,119           34,029
                                                             ============   =============    ============

       Total assets:
           American Fidelity Education Services Division     $ 1,485,950       1,357,577        1,273,329
           Association Worksite Division                         290,493         235,132          243,206
           Strategic Alliance Division                           190,988         232,561          241,953
           Mid-Continent Life Division (note 12)                 980,839         892,473                -
           Non insurance operations                                  288           1,603            3,356
                                                             ------------   -------------    ------------
                                                             $ 2,948,558       2,719,346        1,761,844
                                                             ============   =============    ============

                                                   AMERICAN FIDELITY ASSURANCE COMPANY
                                                           AND SUBSIDIARIES
                                                        Schedule IV - Reinsurance
                                              Years ended December 31, 2001, 2000, and 1999
                                                              (In thousands)


                                                                                                                    Percentage
                                                                    Ceded              Assumed                      of amount
                                             Gross                 to other          from other          Net         assumed
                                            amount                companies           companies         amount        to net
                                         --------------         -------------      -------------     ----------     -----------
Year ended December 31, 2001:
    Life insurance in force              $  19,912,796          12,137,102             48,531        7,824,225           0.62
    Premiums:
       Life insurance                    $     117,870              89,167              4,708           33,411          14.09
       Accident and health insurance           405,482             137,336              5,951          274,097           2.17
          Total premiums                 $     523,352             226,503             10,659          307,508           3.47
Year ended December 31, 2000:
    Life insurance in force              $   9,256,897          14,282,890  *      10,285,475  *     5,259,482         195.56
    Premiums:
       Life insurance                    $      36,263               4,311                 (2)          31,950          (0.01)
       Accident and health insurance           310,578              84,206              1,094          227,466           0.48
          Total premiums                 $     346,841              88,517              1,092          259,416           0.42
Year ended December 31, 1999:
    Life insurance in force              $   8,666,056           1,973,599                 10        6,692,467             -
    Premiums:
       Life insurance                    $      32,295               2,991                (18)          29,286          (0.06)
       Accident and health insurance           307,584              93,096                813          215,301           0.38
          Total premiums                 $     339,879              96,087                795          244,587           0.33

     * The ceded in force and the assumed in force include approximately $10,285,000 in reinsurance related to the acquisition of a block of business from Mid-Continent Life Insurance Company. This was effected through a bulk assumption reinsurance treaty. This business is 100% ceded to Hannover Life Reassurance Company. The percentage of amount assumed to net is 0.00% with the arrangement removed (note 12).

                                     PART C

                                OTHER INFORMATION

ITEM 24 - FINANCIAL STATEMENTS AND EXHIBITS

(a)      FINANCIAL STATEMENTS

The following financial statements are included in Part B hereof:

American Fidelity Separate Account B

         Independent Auditors' Report
         Statements of Assets and Liabilities as of December 31, 2001 Statements of Operations for the Year Ended December 31, 2001 Statements of Changes in Net Assets for the Years Ended December
           31, 2001 and 2000
         Financial Highlights
         Notes to Financial Statements

American Fidelity Assurance Company

         Independent Auditors' Report
         Consolidated Balance Sheets as of December 31, 2001 and 2000 Consolidated Statements of Income for the Years Ended December 31,
           2001, 2000 and 1999
         Consolidated Statements of Stockholder's Equity for
           the Years Ended December 31, 2001, 2000 and 1999
         Consolidated Statements of Cash Flows for the Years Ended December
           31, 2001, 2000 and 1999
         Notes to Consolidated Financial Statements
         Schedule III - Business Segment Information
         Schedule IV - Reinsurance

(b)      EXHIBITS

1 Resolution adopted by the Board of American Fidelity Assurance Company authorizing the establishment of Separate Account B. Incorporated herein by reference to exhibit 99.B1 to the Registrant's registration statement on Form N-4 filed on April 23, 1997 (No. 333-25663).

3 Principal Underwriter's Agreement dated July 14, 1997 between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc. Incorporated herein by reference to Exhibit 99B.3 to Pre-Effective Amendment No. 1 to Registrant's registration statement on Form N-4 filed on October 10, 1997 (No. 333-25663).

4.1 Flexible Premium Variable and Fixed Deferred Annuity. Incorporated herein by reference to Exhibit 99.B4(i) to Registrant's registration statement on Form N-4 filed on April 23, 1997 (No. 333-25663).

4.2  Loan  Rider.  Incorporated  herein by  reference  to Exhibit  99.B4(ii)  to
     Registrant's registration statement on Form N-4 filed on April 23, 1997 (No. 333-25663).

4.3  403(b)  Annuity  Rider.   Incorporated   herein  by  reference  to  Exhibit
     99B.4(iii) to Registrant's registration statement on Form N-4 filed on April 23, 1997 (No. 333-25663).

4.4  Individual  Retirement Annuity Rider.  Incorporated  herein by reference to exhibit 99.B4(iv) to Registrant's registration statement on Form N-4 filed on April 23, 1997 (No. 333-25663).

5 Application Form. Incorporated herein by reference to Exhibit 99.B5 to Registrant's registration statement on Form N-4 filed on April 23, 1997 (No. 333-25663).

6.1 Articles of Incorporation of American Fidelity Assurance Company. Incorporated herein by reference to Exhibit 99.B6(i) to Pre-Effective Amendment No. 1 to Registrant's registration statement on Form N-4 filed on October 10, 1997 (No. 333-25663).

6.2 Amended and Restated Bylaws of American Fidelity Assurance Company dated November 24, 1997. Incorporated herein by reference to Exhibit 99.B6(ii) to Post-Effective Amendment No. 1 to Registrant's registration statement on Form N-4 filed on April 24, 1998 (No. 333-25663).

8.1 Fund Participation Agreement dated April 18, 1997 between American Fidelity Assurance Company and Merrill Lynch Variable Series Funds, Inc., as amended by Exhibit 4 thereto dated January 20, 1999. Incorporated herein by reference to Exhibit 8.1 to Post-Effective Amendment No. 2 to Registrant's registration statement on Form N-4 filed on April 30, 1999 (No. 333-25663).

8.2 Fund Participation Agreement dated May 13, 1997 between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), as amended by Amendment thereto effective January 1, 1999. Incorporated herein by reference to
     Exhibit 8.2 to Post-Effective Amendment No. 2 to Registrant's registration statement on Form N-4 on April 30, 1999 (No. 333-25663).

8.3 Amendment to Fund Participation Agreement dated May 13, 1997 between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), as amended. Incorporated herein by reference to Exhibit 8.3 to Post-Effective Amendment No. 5 to Registrant's registration statement on Form N-4 filed on April 30, 2001.

8.4 Fund Participation Agreement dated December 22, 1998 between Dual Strategy Fund and American Fidelity Assurance Company. Incorporated herein by reference to Exhibit 8.4 to Post-Effective Amendment No. 5 to
     Registrant's registration statement on Form N-4 filed on April 30, 2001.

8.5 First Amendment to Fund Participation Agreement dated December 22, 1998 between Dual Strategy Fund and American Fidelity Assurance Company. Incorporated herein by reference to Exhibit 8.5 to Post-Effective Amendment No. 5 to Registrant's registration statement on Form N-4 filed on April 30, 2001.

8.6 Shareholder Services Agreement dated February 16, 2001 between American Fidelity Assurance Company and American Century Investment Services, Inc. Incorporated herein by reference to Exhibit 8.6 to Post-Effective Amendment No. 5 to Registrant's registration statement on Form N-4 filed on April 30, 2001.

8.7 Amendment No. 1 to Shareholder Services Agreement dated February 16, 2001 between American Fidelity Assurance Company and American Century Investment Services, Inc. Incorporated herein by reference to Exhibit 8.7 to Post-Effective Amendment No. 5 to Registrant's registration statement on Form N-4 filed on April 30, 2001.

8.8 Fund Participation Agreement dated April 10, 2001 between American Fidelity Assurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management, Inc. Incorporated herein by reference to
     Exhibit 8.8 to Post-Effective Amendment No. 5 to Registrant's registration statement on Form N-4 filed on April 30, 2001.

8.9 Fund Participation Agreement dated April 20, 2001 between American Fidelity Assurance Company and Federated Securities Corp. Incorporated herein by reference to Exhibit 8.9 to Post-Effective Amendment No. 5 to Registrant's registration statement on Form N-4 filed on April 30, 2001.

9*   Opinion and Consent of Counsel.

10*  Consent of Independent Auditors.

13*  Calculation of Performance Information.

99*  Organizational Chart of American Fidelity Assurance Company.
------------------
*    Filed herewith


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the executive officers and directors of American Fidelity Assurance Company:

Name and Principal Business Address      Positions and Offices with Depositor
-----------------------------------      ------------------------------------

Lynda L. Cameron                         Director
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

William M. Cameron                       Chairman of the Board and Chief
2000 N. Classen Boulevard                Executive Officer, Director
Oklahoma City, Oklahoma  73106

David R. Carpenter                       Executive Vice President, Treasurer
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

William E. Durrett                       Senior Chairman of the Board, Director
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

Stephen P. Garrett                       Senior Vice President, Secretary
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

William A. Hagstrom                      Director
204 N. Robinson, Suite 1300
Oklahoma City, Oklahoma  73102

Charles R. Eitel                         Director
One Concourse Parkway, Suite 600
Atlanta, Georgia  30328

Kenneth D. Klehm                         Senior Vice President
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

Alfred L. Litchenburg                    Executive Vice President
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

David R. Lopez                           Director
1616 Guadalupe
Room 630
Austin, Texas  78701

Paula Marshall-Chapman                   Director
2727 East 11th Street
Tulsa, Oklahoma  74104

John W. Rex                              President and Director
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

Galen P. Robbins, M.D.                   Director
11901 Quail Creek Road
Oklahoma City, Oklahoma  73120

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     The organizational chart of American Fidelity Assurance Company is included as Exhibit 99. The subsidiaries of American Fidelity Assurance Company reflected in the organization chart are included in the consolidated financial statements of American Fidelity Assurance Company in accordance with generally accepted accounting principles.

ITEM 27. NUMBER OF CONTRACT OWNERS

     As of April 4, 2002, there were 891 non-qualified contract owners and 13,883 qualified contract owners.

ITEM 28. INDEMNIFICATION

     The Bylaws of American Fidelity Assurance Company (Article VIII, Section 3) provide, in part, that:

     (a) American Fidelity Assurance Company shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (other than an action by or in the right of American Fidelity Assurance Company) by reason of the fact that he is or was a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against expenses (including attorneys' fees), amounts paid in settlement (whether with or without court approval), judgments, fines actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was not unlawful.

     (b) American Fidelity Assurance Company shall indemnify every person who is or was a party or is or was threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of American Fidelity Assurance Company to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of American Fidelity
Assurance Company, or is or was serving at the request of American Fidelity Assurance Company as a director, officer, employee, or agent or in any other capacity of or in another corporation, or a partnership, joint venture, trust, or other enterprise, or by reason of any action alleged to have been taken or not taken by him while acting in such capacity, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such threatened, pending, or completed action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company. The termination of any such threatened or actual action or suit by a settlement or by an adverse judgment or order shall not of itself create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company. Nevertheless, there shall be no indemnification with respect to expenses incurred in connection with any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to American Fidelity Assurance Company, unless, and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as such court shall deem proper.

     (c) To the extent that a director, officer, employee, or agent of a corporation has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in Subsections (a) and (b) hereof, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with such defense.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Registrant pursuant to the foregoing, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) American Fidelity Securities, Inc. is the principal underwriter for the Registrant, American Fidelity Separate Account A and American Fidelity Dual Strategy Fund, Inc.(R)

     (b) The following persons are the officers and directors of American Fidelity Securities. The principal business address for each of the following officers and directors is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

Name and Principal Business Address  Positions and Offices with Underwriter
-----------------------------------  --------------------------------------

David R. Carpenter                   Director, Chairman, President, Chief
P.O. Box 25523                       Executive Officer, Treasurer, Chief
Oklahoma City, Oklahoma  73125       Financial Officer and Investment Company
                                     and Variable Contracts Products Principal

Marvin R. Ewy                        Director, Vice President, Secretary, Chief
P.O. Box 25523                       Compliance Officer and Investment Company
Oklahoma City, Oklahoma  73125       and Variable Contracts Products Principal

Nancy K. Steeber                     Director, Vice President, Chief Operations
P.O. Box 25523                       Officer and Investment Company and Variable
Oklahoma City, Oklahoma  73125       Contracts Products Principal


     (c) The commissions received by American Fidelity Securities, Inc. in connection with Separate Account B in 2001 were $465,269, representing the 0.10% Distribution Fee, withdrawal charges and policy maintenance charge to the Registrant. It received no other compensation from or on behalf of the Registrant during the year.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     David R. Carpenter, Executive Vice President and Treasurer, whose address is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106, maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES

     Not Applicable.

ITEM 32. UNDERTAKINGS

     Registrant hereby undertakes to:

     (a) File a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
          (16) months old for so long as payments under the variable annuity contracts may be accepted;

     (b) Include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

     (c) Deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

                                 REPRESENTATIONS

     American Fidelity Assurance Company hereby represents that the fees and charges deducted under the policies described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American Fidelity Assurance Company.

     American Fidelity Assurance Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants `to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness under Rule 485(b) of the Securities Act and has caused this Registration Statement to be signed on its behalf, in the City of Oklahoma City and State of Oklahoma on this 18th day of April, 2002.

                     AMERICAN FIDELITY SEPARATE ACCOUNT B (Registrant)
                     By: American Fidelity Assurance Company (Depositor)


                     By:      /s/ JOHN W. REX
                              -----------------------------------------------
                              John W. Rex, President

                     AMERICAN FIDELITY ASSURANCE COMPANY (Depositor)


                     By:      /s/ JOHN W. REX
                              -----------------------------------------------
                              John W. Rex, President

     Each of the undersigned officers and directors of American Fidelity Assurance Company, hereby severally constitute and appoint John W. Rex, his true and lawful attorney-in-fact with full power to him to sign for him, and in his name as officer or director, or both, of American Fidelity Assurance Company, a Registration Statement (and any and all amendments thereto, including post-effective amendments) on Form N-4 to be filed with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent, full power and authority to do and to perform each and every act and thing requisite and necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, may lawfully do or cause to be done by virtue hereof.

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 18, 2002.

Signature                    Title
---------                    -----

/s/ WILLIAM M. CAMERON       Chairman, Chief Executive Officer and Director
William M. Cameron           (Principal Executive Officer)


/s/ WILLIAM E. DURRETT       Senior Chairman and Director
William E. Durrett


/s/ LYNDA L. CAMERON         Director
Lynda L. Cameron


/s/ THEODORE M. ELAM         Director
Theodore M. Elam


/s/ JOHN W. REX              Director and President
John W. Rex


/s/ CHARLES R. EITEL         Director
Charles R. Eitel


/s/ GALEN P. ROBBINS, M.D.   Director
Galen P. Robbins, M.D.


/s/ WILLIAM A. HAGSTROM      Director
William A. Hagstrom


/s/ DAVID R. LOPEZ           Director
David R. Lopez


/s/ PAULA MARSHALL-CHAPMAN   Director
Paula Marshall-Chapman


/s/ DAVID R. CARPENTER       Executive Vice President and Treasurer (Principal
David R. Carpenter           Financial and Accounting Officer)

                                INDEX TO EXHIBITS

EXHIBIT
NUMBER    DESCRIPTION                          METHOD OF FILING
------    -----------                          ----------------

1    Resolution   adopted  by  the  Board  of  Incorporated herein by reference
     American   Fidelity   Assurance  Company
     authorizing  the  establishment  of  the
     Separate Account.

3 Principal Underwriters Agreement dated Incorporated herein by reference July 14, 1997 between American Fidelity
     Assurance  Company,  on  behalf  of  the
     Registrant,    and   American   Fidelity
     Securities, Inc.

4.1 Individual Variable and Fixed Deferred Incorporated herein by reference Annuity.

4.2  Loan Rider.                               Incorporated herein by reference

4.3  403(b) Annuity Rider.                     Incorporated herein by reference

4.4  Individual Retirement Annuity Rider.      Incorporated herein by reference

5    Application Form.                         Incorporated herein by reference

6.1 Articles of Incorporation of American Incorporated herein by reference Fidelity Assurance Company.

6.2  Amended and Restated  Bylaws of American  Incorporated herein by reference
     Fidelity    Assurance    Company   dated
     November 24, 1997.

8.1  Fund Participation Agreement dated April  Incorporated herein by reference
     18,  1997  between   American   Fidelity
     Assurance   Company  and  Merrill  Lynch
     Variable Series Funds, Inc., as amended by Exhibit 4 thereto dated January 20,
     1999.

8.2  Fund  Participation  Agreement dated May  Incorporated herein by reference
     13,  1997  between   American   Fidelity
     Assurance  Company  and each of  Dreyfus
     Variable  Investment  Fund,  The Dreyfus
     Socially  Responsible  Growth Fund, Inc.
     and Dreyfus Life and Annuity Index Fund,
     Inc.  (d/b/a  Dreyfus Stock Index Fund),
     as   amended   by   Amendment    thereto
     effective January 1, 1999.

8.3  Amendment    to    Fund    Participation  Incorporated herein by reference
     Agreement  dated  May 13,  1997  between
     American Fidelity  Assurance Company and
     each  of  Dreyfus  Variable   Investment
     Fund, The Dreyfus  Socially  Responsible
     Growth  Fund,  Inc. and Dreyfus Life and
     Annuity Index Fund,  Inc. (d/b/a Dreyfus
     Stock Index Fund), as amended.

8.4  Fund    Participation    Agreement   and  Incorporated herein by reference
     December 22, 1998 between Dual  Strategy
     Fund  and  American  Fidelity  Assurance
     Company.

8.5  First  Amendment  to Fund  Participation  Incorporated herein by reference
     Agreement   dated   December   22,  1998
     between Dual  Strategy Fund and American
     Fidelity Assurance Company.

8.6  Shareholder   Services  Agreement  dated  Incorporated herein by reference
     February  16,  2001   between   American
     Fidelity  Assurance Company and American
     Century Investment Services, Inc.

8.7  Amendment No. 1 to Shareholder  Services  Incorporated herein by reference
     Agreement   dated   February   16,  2001
     between  American   Fidelity   Assurance
     Company and American Century  Investment
     Services, Inc.

8.8  Fund Participation Agreement dated April  Incorporated herein by reference
     10,  2001  between   American   Fidelity
     Assurance   Company,   Neuberger  Berman
     Advisers  Management Trust and Neuberger
     Berman Management, Inc.

8.9  Fund Participation Agreement dated April  Incorporated herein by reference
     20,  2001  between   American   Fidelity
     Assurance    Company    and    Federated
     Securities Corp.

9    Opinion and Consent of Counsel.           Filed herewith electronically

10   Consent of Independent Auditors.          Filed herewith electronically

13   Calculation of Performance Information.   Filed herewith electronically

99   Organizational Chart of American          Filed herewith electronically
     Fidelity Assurance Company.